Registration No. 333-
As filed with the Securities and Exchange Commission on January 15, 2010

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-14
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
☐ PRE-EFFECTIVE AMENDMENT NO.
☐ POST-EFFECTIVE AMENDMENT NO.
JOHN HANCOCK TRUST
(Exact Name of Registrant as Specified in Charter)
601 Congress Street
Boston, Massachusetts 02210
(Address of Principal Executive Offices)
617-663-3000
(Registrant’s Area Code and Telephone Number)
Thomas M. Kinzler
Secretary
John Hancock Trust
601 Congress Street
Boston, Massachusetts 02210
(Name and Address of Agent for Service)
Copies to:
John W. Blouch, Esq.
Dykema Gossett PLLC
Franklin Square
1300 I Street, N.W.
Suite 300 West
Washington, D.C. 20005
202-906-8600
     Title of securities being registered: shares of beneficial interest ($.01 par value) of the Registrant.
     Approximate date of proposed public offering: as soon as practicable after this Registration Statement becomes effective.
     No filing fee is required because an indefinite number of shares of the Registrant have previously been registered pursuant to Section 24(f) under the Investment Company Act of 1940.
     It is proposed that this filing become effective on February 14, 2010 pursuant to Rule 488.

PART A
INFORMATION REQUIRED IN THE
PROXY STATEMENT/PROSPECTUS

JOHN HANCOCK TRUST
601 Congress Street
Boston, Massachusetts 02210-2805
February 26, 2010
Dear Variable Annuity and Variable Life Contract Owners:
     A Special Meeting of Shareholders of John Hancock Trust (“JHT”) will be held at 601 Congress Street, Boston, Massachusetts 02210, on April 16, 2010 at 10:00 a.m., Eastern Time (the “Meeting”). At the Meeting, shareholders of each of five series or funds of JHT — the All Cap Growth Trust, Overseas Equity Trust, Pacific Rim Trust, Short Term Bond Trust and U.S. Government Securities Trust (each, an “Acquired Fund”), will be asked to consider and approve a proposed Agreement and Plan of Reorganization (the “Plan”) providing for the combination of that Acquired Fund into the corresponding JHT fund listed below (each, an “Acquiring Fund”) (the “Reorganization”):

Acquired Funds		Acquiring Funds
All Cap Growth Trust	—	Capital Appreciation Trust
Overseas Equity Trust	—	International Value Trust
Pacific Rim Trust	—	International Equity Index Trust A
Short Term Bond Trust	—	Short Term Government Income Trust
U.S. Government Securities Trust	—	Short Term Government Income Trust
     Under the Plan and with respect to each of the five combinations comprising the Reorganization: (i) the Acquiring Fund will acquire all the assets, subject to all the liabilities, of its corresponding Acquired Fund in exchange for shares of the Acquiring Fund; (ii) the shares of the Acquiring Fund will be distributed to the shareholders of the Acquired Fund; and (iii) the Acquired Fund will liquidate and terminate. As a result, each shareholder of an Acquired Fund will become a shareholder of the corresponding Acquiring Fund. The total value of all shares of each Acquiring Fund issued in the Reorganization will equal the total value of the net assets of its corresponding Acquired Fund. The number of full and fractional shares of an Acquiring Fund received by a shareholder of an Acquired Fund will be equal in value to the value of that shareholder’s shares of the Acquired Fund as of the close of regularly scheduled trading on the New York Stock Exchange on the closing date of the Reorganization. Holders of Series I, Series II and NAV shares (as applicable) of the Acquired Funds will receive, respectively, Series I, Series II and NAV shares of the Acquiring Funds. If approved by shareholders of the Acquired Funds, the Reorganization is expected to occur as of the close of regularly scheduled trading on the New York Stock Exchange on April 30, 2010.
     The Board of Trustees of JHT (the “Board”) has unanimously approved the Reorganization and believes that it will benefit shareholders of the Acquired Funds. The Reorganization is intended to eliminate under-performing Acquired Funds in favor of Acquiring Funds that have or, if recently established, are expected to achieve, better performance records. Except for the Short Term Government Income Trust, which commenced operations on January 2, 2009 and thus has a limited performance history, each Acquiring Fund has outperformed its corresponding Acquired Fund for the three- and five-year periods, and all but the International Equity Index Trust A for the one-year period, ended September 30, 2009. In addition, the Acquiring Funds have the same or lower advisory fee rates and have, or in the case of the Short Term Government Income Trust are expected to have following the Reorganization, lower overall expense ratios than the corresponding Acquired Funds. The Acquiring Funds have substantially the same or similar investment objectives and principal investment strategies as the corresponding Acquired Funds, except with respect to the combination of the Pacific Rim Trust, which is actively managed, into the International Equity Index Trust A, which is an index fund that seeks to track its benchmark index.
     The value of your investment will not be affected by the Reorganization. Furthermore, all the combinations except that involving the Pacific Rim Growth are expected to qualify as tax-free reorganizations for federal income tax purposes, and the combination involving the Pacific Rim Trust is not expected to be a taxable event for federal income tax purposes for variable annuity or variable life insurance contract owners whose contract values are determined by investment in shares of the Pacific Rim Trust. The expenses of the combinations involving the All Cap Growth Trust, Overseas Equity Trust and Pacific Rim Trust will in each case be borne by the Acquired Fund because it is expected principally to benefit from the combination, and the expenses of the combinations involving the Short Term Bond Trust and the U.S. Government Securities Trust will in each case be allocated between the Acquired and Acquiring Funds on a relative net asset basis because both funds are expected to benefit from the combination.
     For purposes of facilitating the Reorganization and effective January 15, 2010, Jennison Associates LLC, the subadviser to the Capital Appreciation Trust, became the subadviser to the All Cap Growth Trust, and Templeton Investment Counsel, LLC, the subadviser to the International Value Trust, became the subadviser to the Overseas Equity Trust. JHT is not required to obtain shareholder approval, and is not requesting that you give voting instructions, regarding these subadviser changes. The enclosed Proxy Statement/Prospectus, however, provides information about the new Acquired Fund subadvisory arrangements.
*     *     *
     Although you are not a shareholder of JHT, your purchase payments and the earnings on such purchase payments under your variable annuity or variable life insurance contracts issued by John Hancock Life Insurance Company (U.S.A.) (“John Hancock USA”) and John Hancock Life Insurance Company of New York (“John Hancock NY”) are invested in subaccounts of separate accounts established by these companies, and each subaccount invests in shares of one of JHT’s funds. You have the right to instruct these insurance companies, as appropriate, how to vote the shares of the Acquired Funds attributable to your contract as of February 19, 2010, the record date for the Meeting. John Hancock USA and John Hancock NY will vote all shares of each Acquired Fund issued to such companies in proportion to the timely voting instructions with respect to that fund received from owners of contracts participating in separate accounts registered under the Investment Company Act of 1940, as amended. Effective January 1, 2010, John Hancock USA succeeded by merger to John Hancock Life Insurance Company (“JHLICO”) and John Hancock Variable Life Insurance Company (“JHVLICO”).
     Enclosed you will find a Notice of Special Meeting of Shareholders, a Proxy Statement/Prospectus for JHT, and a Voting Instructions Form. The Proxy Statement/Prospectus provides background information and describes in detail the matters to be voted on at the Meeting.
     The Board has unanimously voted in favor of the proposed Reorganization and recommends that you give voting instructions for its approval.
     In order for shares to be voted at the Meeting based on your instructions, we urge you to read the Proxy Statement/Prospectus and then complete and mail your Voting Instructions Form in the enclosed postage-paid envelope, allowing sufficient time for its receipt by April 15, 2010. To give voting instructions by touch-tone telephone or via the Internet, follow the instructions on the Voting Instructions Form.
     If you have any questions regarding the Reorganization, please call one of the following numbers:

—For John Hancock USA variable annuity contracts:	(800) 344-1029	*
—For John Hancock USA variable life contracts:	(800) 827-4546	*
—For John Hancock NY variable annuity contracts:	(800) 551-2078
—For John Hancock NY variable life contracts:	(888) 267-7784

*	Includes former JHLICO and JHVLICO variable contracts.
Sincerely,
/s/ THOMAS M. KINZLER
Thomas M. Kinzler
Secretary
John Hancock Trust

JOHN HANCOCK TRUST
601 Congress Street
Boston, Massachusetts 02210-2805
NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
To the Shareholders of the All Cap Growth Trust, Overseas Equity Trust, Pacific Rim Trust,
     Short Term Bond Trust and U.S. Government Securities Trust:
     Notice is hereby given that a Special Meeting of Shareholders (the “Meeting”) of the All Cap Growth Trust, Overseas Equity Trust, Pacific Rim Trust, Short Term Bond Trust and U.S. Government Securities Trust (each, an “Acquired Fund”), each a separate series or fund of John Hancock Trust (“JHT”), will be held at 601 Congress Street, Boston, Massachusetts 02210, on April 16, 2010 at 10:00 a.m., Eastern Time. A Proxy Statement/Prospectus providing information about the following proposals to be voted on at the Meeting is included with this notice.

Proposal 1	Approval of Agreement and Plan of Reorganization providing for the combination of the All Cap Growth Trust into the Capital Appreciation Trust.
(Only shareholders of the All Cap Growth Trust will vote on Proposal 1)

Proposal 2	Approval of Agreement and Plan of Reorganization providing for the combination of the Overseas Equity Trust into the International Value Trust.
(Only shareholders of the Overseas Equity Trust will vote on Proposal 2)

Proposal 3	Approval of Agreement and Plan of Reorganization providing for the combination of the Pacific Rim Trust into the International Equity Index Trust A.
(Only shareholders of the Pacific Rim Trust will vote on Proposal 3)

Proposal 4	Approval of Agreement and Plan of Reorganization providing for the combination of the Short Term Bond Trust into the Short Term Government Income Trust.
(Only shareholders of the Short Term Bond Trust will vote on Proposal 4)

Proposal 5	Approval of Agreement and Plan of Reorganization providing for the combination of the U.S. Government Securities Trust into the Short Term Government Income Trust.
(Only shareholders of the U.S. Government Securities Trust will vote on Proposal 5)

Any other business that may properly come before the Meeting.
     The Board of Trustees of JHT recommends that shareholders vote FOR each Proposal.
     Approval of each proposal will require the affirmative vote of the holders of at least a “Majority of the Outstanding Voting Securities” (as defined in the accompanying Proxy Statement/Prospectus) of the applicable Acquired Fund. Each shareholder of record at the close of business on February 19, 2010 is entitled to receive notice of and to vote at the Meeting.
Sincerely yours,
/s/ THOMAS M. KINZLER
Thomas M. Kinzler
Secretary
February 26, 2010
Boston, Massachusetts

JOHN HANCOCK TRUST
601 Congress Street
Boston, Massachusetts 02210-2805
PROXY STATEMENT/PROSPECTUS
SPECIAL MEETING OF SHAREHOLDERS
TO BE HELD APRIL 16, 2010
Relating to the Following Fund Combinations:
(1) All Cap Growth Trust into Capital Appreciation Trust;
(2) Overseas Equity Trust into International Value Trust;
(3) Pacific Rim Trust into International Equity Index Trust A;
(4) Short Term Bond Trust into Short Term Government Income Trust; and
(5) U.S. Government Securities Trust into Short Term Government Income Trust
     This Proxy Statement/Prospectus is furnished in connection with the solicitation by the Board of Trustees (the “Board”) of John Hancock Trust (“JHT”) of proxies to be used at a Special Meeting of Shareholders of JHT to be held at 601 Congress Street, Boston, Massachusetts 02210, on April 16, 2010, at 10:00 a.m., Eastern Time (the “Meeting”).
     At the Meeting, shareholders of each of five series or funds of JHT — the All Cap Growth Trust, Overseas Equity Trust, Pacific Rim Trust, Short Term Bond Trust and U.S. Government Securities Trust (each, an “Acquired Fund”), will be asked to consider and approve a proposed Agreement and Plan of Reorganization (the “Plan”) providing for the combination of the Acquired Funds into their corresponding JHT funds listed below (each, an “Acquiring Fund”) (each a “Combination” and, collectively, the “Reorganization”):

Acquired Funds		Acquiring Funds
All Cap Growth Trust	—	Capital Appreciation Trust
Overseas Equity Trust	—	International Value Trust
Pacific Rim Trust	—	International Equity Index Trust A
Short Term Bond Trust	—	Short Term Government Income Trust
U.S. Government Securities Trust	—	Short Term Government Income Trust
     Under the Plan and with respect to each of the five Combinations comprising the Reorganization: (i) the Acquiring Fund will acquire all the assets, subject to all the liabilities, of its corresponding Acquired Fund in exchange for shares of the Acquiring Fund; (ii) the shares of the Acquiring Fund will be distributed to the shareholders of the Acquired Fund; and (iii) the Acquired Fund will liquidate and terminate. As a result, each shareholder of an Acquired Fund will become a shareholder of the corresponding Acquiring Fund. The total value of all shares of each Acquiring Fund issued in the Reorganization will equal the total value of the net assets of the corresponding Acquired Fund. The number of full and fractional shares of the Acquiring Fund received by a shareholder of the Acquired Fund will be equal in value to the value of that shareholder’s shares of the Acquired Fund as of the close of regularly scheduled trading on the New York Stock Exchange (“NYSE”) on the closing date of the Reorganization (the “Exchange Date”). Holders of Series I, Series II and NAV shares (as applicable) of the Acquired Funds will receive, respectively, Series I, Series II and NAV shares of the Acquiring Funds. If approved by shareholders of an Acquired Fund, the Reorganization is expected to occur with respect to that fund as of the close of regularly scheduled trading on the NYSE on April 30, 2010. All share classes of each Acquired Fund will vote in the aggregate and not by class. The consummation of the Reorganization as to any Acquired Fund and its corresponding Acquired Fund is not contingent upon such consummation as to any other Acquired and Acquiring Fund. The terms and conditions of the Reorganization are more fully described below in this Proxy Statement/Prospectus and in the form of the Plan attached hereto as Appendix A.
     This Proxy Statement/Prospectus contains information shareholders should know before voting on the Reorganization. Please read it carefully and retain it for future reference. JHT’s Annual and Semi-Annual Reports to Shareholders contain additional information about the investments of the Acquired and Acquiring Funds, and the most recent Annual Report contains discussions of the market conditions and investment strategies that significantly affected such funds during their fiscal year ended December 31, 2008. Copies of these reports may be obtained at no charge by calling the appropriate toll free number listed below. JHT’s Annual Report for the fiscal year ended December 31, 2009 is expected to be mailed to shareholders on or about March 1, 2010.
     This Proxy Statement/Prospectus also provides information regarding new subadvisory agreements, effective January 15, 2010, for two of the Acquired Funds: the All Cap Growth Trust and Overseas Equity Trust. JHT is not required to obtain shareholder approval, and is not requesting that you give voting instructions, regarding these subadviser changes.
     For additional information regarding the Acquired Funds, see the JHT Prospectus dated May 1, 2009, as supplemented (File Nos. 2-94157 and 811-04146) (the “JHT Prospectus”), which is incorporated by reference into this Proxy Statement/Prospectus insofar as it relates to those funds. A Statement of Additional Information dated February 26, 2010 (the “SAI”) relating to this Proxy Statement/Prospectus has been filed with the Securities and Exchange Commission (“SEC”) and is also incorporated by reference into this Proxy Statement/Prospectus. The SAI incorporates by reference the Statement of Additional Information of JHT dated May 1, 2009, as supplemented (the “JHT SAI”), insofar as it relates to the Acquired and Acquiring Funds. Copies of the SAI, which will be accompanied by copies of the JHT SAI, may be obtained without charge by writing to JHT at the address stated above or by calling the appropriate toll free number listed below. For purposes of this Proxy Statement/Prospectus, references to information found or included in the SAI include information found or included in the JHT SAI. Shareholders having any questions regarding the Reorganization should call the appropriate toll free number listed below:

—For John Hancock USA variable annuity contracts:	(800) 344-1029	*
—For John Hancock USA variable life contracts:	(800) 827-4546	*
—For John Hancock NY variable annuity contracts:	(800) 551-2078
—For John Hancock NY variable life contracts:	(888) 267-7784

*	Includes former JHLICO and JHVLICO variable contracts.
     JHT is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended (the “1940 Act”), and files reports, proxy materials and other information with the SEC. Such reports, proxy materials and other information may be inspected and copied at the Public Reference Room of the SEC at 100 F Street, N.E., Washington, D.C. 20549 (information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090). Such materials are also available on the SEC’s EDGAR Database on its Internet site at www.sec.gov, and copies may be obtained, after paying a duplicating fee, by email request addressed to publicinfo@sec.gov or by writing to the SEC’s Public Reference Room.
     The SEC has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Proxy Statement/Prospectus. Any representation to the contrary is a criminal offense.
The date of this Proxy Statement/Prospectus is February 26, 2010.

Page
Introduction	5
Overview of the Reorganization	5
Proposal 1 Approval of Agreement and Plan of Reorganization providing for the combination of the All Cap Growth Trust into the Capital Appreciation Trust. (Only shareholders of the All Cap Growth Trust will vote on Proposal 1)	7
Proposal 2 Approval of Agreement and Plan of Reorganization providing for the combination of the Overseas Equity Trust into the International Value Trust. (Only shareholders of the Overseas Equity Trust will vote on Proposal 2)	14
Proposal 3 Approval of Agreement and Plan of Reorganization providing for the combination of the Pacific Rim Trust into the International Equity Index Trust A. (Only shareholders of the Pacific Rim Trust will vote on Proposal 3)	20
Proposal 4 Approval of Agreement and Plan of Reorganization providing for the combination of the Short Term Bond Trust into the Short Term Government Income Trust. (Only shareholders of the Short Term Bond Trust will vote on Proposal 4)	27
Proposal 5 Approval of Agreement and Plan of Reorganization providing for the combination of the U.S. Government Securities Trust into the Short Term Government Income Trust. (Only shareholders of the U.S. Government Securities Trust will vote on Proposal 5)	34
Information About the Reorganization	41
Agreement and Plan of Reorganization	41
Reasons for the Reorganization	42
Board Consideration of the Reorganization	42
Description of the Securities to Be Issued	45
Federal Income Tax Consequences	46
Capitalization	47
Additional Information About the Funds	51
Principal Risks of Investing in the Funds	51
Additional Information About the Funds’ Investment Policies	60
Subadvisers and Portfolio Managers	62
Rule 12b-1 Fees	65
Dividends and Distributions	66
Purchase and Redemption of Shares	66
Disruptive Short-Term Trading	68
Tax Matters	69
Policy Regarding Disclosure of Fund Holdings	71
Broker Compensation and Revenue Sharing Arrangements	71
New Subadvisory Agreement for the All Cap Growth Trust	71
New Subadvisory Agreement for the Overseas Equity Trust	73
Board Consideration of New Subadvisory Agreements	75
Description of Prior and New Subadvisory Agreements	77
Shareholders and Voting Information	78
Outstanding Shares and Share Ownership	80
Financial Statements	81
Legal Matters	82
Other Matters	82
Appendix A Form of Agreement and Plan of Reorganization	83
Appendix B Additional Information About Jennison	95
Appendix C Additional Information About Templeton	97
Appendix D Financial Highlights of the Funds	99

INTRODUCTION
     This Proxy Statement/Prospectus is furnished in connection with the solicitation by the Board of proxies to be used at the Meeting. The Board has designated February 19, 2010 as the record date for determining shareholders eligible to vote at the Meeting (the “Record Date”). All shareholders of record at the close of business on the Record Date are entitled to one vote for each share (and fractional votes for fractional shares) of beneficial interest of JHT held.
     JHT. JHT is a Massachusetts business trust that is a no-load open-end investment company, commonly known as a mutual fund, registered under the 1940 Act. JHT currently offers 120 separate series or funds (each a “fund”), including the Acquired and Acquiring Funds. JHT does not sell its shares directly to the public but generally only to insurance companies and their separate accounts as the underlying investment media for variable annuity and variable life insurance contracts (“variable contracts”), certain entities affiliated with the insurance companies and other funds of JHT that operate as funds of funds.
     Investment Management. John Hancock Investment Management Services, LLC (“JHIMS” or the “Adviser”) serves as investment adviser to JHT and to each of the Acquired and Acquiring Funds. Pursuant to an investment advisory agreement with JHT dated May 1, 1999, as amended (the “Advisory Agreement”), JHIMS is responsible for, among other things, administering the business and affairs of JHT and selecting, contracting with, compensating and monitoring the performance of the investment subadvisers that manage the investment of the assets of the funds pursuant to subadvisory agreements with JHIMS. JHIMS and the subadvisers to the Acquired and Acquiring Funds are registered as investment advisers under the Investment Advisers Act of 1940, as amended.
     The Distributor. John Hancock Distributors, LLC (“JH Distributors”) serves as JHT’s distributor.
     The offices of JHIMS and JH Distributors are located at 601 Congress Street, Boston, Massachusetts 02210. Their ultimate parent entity is Manulife Financial Corporation (“MFC”), a publicly traded company based in Toronto, Canada. MFC and its subsidiaries operate as “Manulife Financial” in Canada and Asia and primarily as “John Hancock” in the United States.
OVERVIEW OF THE REORGANIZATION
     At its meeting held on December 15-17, 2009, the Board, including all the Trustees who are not “interested persons” (as defined in the 1940 Act) of JHT or the Adviser (the “Independent Trustees”), approved the Plan providing for the Combination of each Acquired Fund into its corresponding Acquiring Fund. The Reorganization contemplates, with respect to each Combination: (i) the transfer of all the assets, subject to all of the liabilities, of the Acquired Fund to its corresponding Acquiring Fund in exchange for shares of the Acquiring Fund; (ii) the distribution to shareholders of the Acquired Fund of the shares of the Acquiring Fund; and (ii) the liquidation and termination of the Acquired Fund.
     As a result of the Reorganization, shareholders of the Acquired Funds will become shareholders of the corresponding Acquiring Funds. In each Combination, the Acquiring Fund will issue a number of shares with a total value equal to the total value of the net assets of its corresponding Acquired Fund, and each shareholder of the Acquired Fund will receive a number of full and fractional shares of the Acquiring Fund with a total value equal to the total value of that shareholder’s shares of the Acquired Fund, as of the close of regularly scheduled trading on the NYSE on the closing date of the Reorganization (the “Exchange Date”). Holders of Series I, Series II and NAV shares (as applicable) of the Acquired Funds will receive, respectively, Series I, Series II and NAV shares of the Acquiring Funds.
     The Board has unanimously approved the Reorganization and believes that it will benefit shareholders of the Acquired Funds. The Reorganization is intended to eliminate under-performing Acquired Funds in favor of Acquiring Funds that have or, if recently established, are expected to achieve, better performance records. Except for the Short Term Government Income Trust, which commenced operations on January 2, 2009 and thus has a limited performance history, each Acquiring Fund has outperformed its corresponding Acquired Fund for the three- and five-year periods, and all but the International Equity Index Trust A for the one-year period, ended September 30, 2009. In addition, the Acquiring Funds have the same or lower advisory fee rates and have, or in the case of the

Short Term Government Income Trust are expected to have following the Reorganization, lower overall expense ratios than the corresponding Acquired Funds. The Acquiring Funds have substantially the same or similar investment objectives and principal investment strategies as the corresponding Acquired Funds, except with respect to the combination of the Pacific Rim Trust, which is actively managed, into the International Equity Index Trust A, which is an index fund that seeks to track its benchmark index. The factors that the Board considered in deciding to approve the Reorganization and each Combination are discussed below under “Information About the Reorganization — Board Consideration of the Reorganization.”
     The Combinations involving the All Cap Growth Trust (Proposal 1), Overseas Equity Trust (Proposal 2), Short Term Bond Trust (Proposal 4) and U.S. Government Securities Trust (Proposal 5) are expected to qualify as tax-free reorganizations under Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”). Although the Combination of the Pacific Rim Trust into the International Equity Index Trust A (Proposal 3) is not expected to so qualify, this transaction is not expected to be a taxable event for federal income tax purposes for owners of variable contracts whose contract values are determined by investment in shares of the Pacific Rim Trust. See “Information About the Reorganization — Federal Income Tax Consequences.”
     In order to qualify as a tax-free reorganization, a business combination must satisfy, among other tests, a “continuity of business enterprise” test. Generally, this means that an acquiring entity must either continue the historic business of the acquired entity or use a significant portion of the acquired entity’s historic assets in a business. The Combination involving the Pacific Rim Trust (Proposal 3) will not satisfy this test. The Pacific Rim Trust, an actively managed fund, is combining into an Acquiring Fund that is an index fund that seeks to track its benchmark index. Because of significant differences between the investment strategies and portfolio securities of the two funds, a substantial portion of the portfolio securities of the Pacific Rim Trust will be sold in connection with the Combination, and this will preclude the Acquiring Fund from continuing the historic business of the Pacific Rim Trust or using a significant portion of that fund’s historic assets after the Combination.
     The Reorganization will not result in any material change in the purchase and redemption procedures followed with respect to the distribution of shares. See “Additional Information About the Funds — Purchase and Redemption of Shares.”
     Shareholders of an Acquired Fund will not incur directly any fee in connection with the Reorganization. They will, however, bear indirectly the expenses of the Reorganization, and any portfolio transitioning costs as described below, that are borne by the Acquired Fund. The expenses of the Combinations involving the All Cap Growth Trust, Overseas Equity Trust and Pacific Rim Trust will in each case be borne by the Acquired Fund because it is expected principally to benefit from the Combination, and the expenses of the Combinations involving the Short Term Bond Trust and the U.S. Government Securities Trust will in each case be allocated between the Acquired and Acquiring Funds on a relative net asset basis because both funds are expected to benefit from the Combination. If the Reorganization is not consummated as to an Acquired Fund, the expenses of the Reorganization as to that fund will be paid by the Adviser. In addition, an Acquired Fund that disposes of portfolio securities in connection with the Reorganization may incur brokerage commissions and other transaction costs, reducing the net asset value of its shares. These portfolio transitioning costs are expected to be substantial with respect to the combinations involving the Pacific Rim Trust and the Short Term Bond Trust under Proposals 3 and 4, respectively. The estimated portfolio transitioning costs for the Pacific Rim Trust are $260,309 (approximately $.02 per share) and for the Short Term Bond Trust are $152,400 (approximately $.01 per share).
     Subadviser and Related Changes. The Board has approved certain subadviser changes affecting the Acquired Funds under Proposals 1 (the All Cap Growth Trust) and 2 (the Overseas Equity Trust) in anticipation of and to facilitate the proposed Combinations involving these Acquired Funds. Effective January 15, 2010, with respect to each of these Combinations, the subadviser to the Acquiring Fund was appointed the new subadviser to the Acquired Fund, the investment strategies of the Acquired Fund were revised substantially to match those of the Acquiring Fund and the Adviser reduced the advisory fee rates of the Acquired Fund substantially to match the lower rates applicable to the Acquiring Fund. See “New Subadvisory Agreement for the All Cap Growth Trust” and “New Subadvisory Agreement for the Overseas Equity Trust.”

PROPOSAL 1
APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION PROVIDING FOR
THE COMBINATION OF THE ALL CAP GROWTH TRUST INTO
THE CAPITAL APPRECIATION TRUST
     Shareholders of the All Cap Growth Trust (the “Acquired Fund”) are being asked to approve the Reorganization providing for the Combination of that fund into the Capital Appreciation Trust (the “Acquiring Fund”). The funds are compared below. For a summary discussion of the form and consequences of, and the reasons for, the Reorganization, see “Overview of the Reorganization.”
     Effective January 15, 2010, in anticipation of and to facilitate the proposed Combination, the Board appointed the subadviser to the Acquiring Fund as the new subadviser to the Acquired Fund, the investment strategies of the Acquired Fund were revised substantially to match those of the Acquiring Fund and the Adviser reduced the advisory fee rates of the Acquired Fund to match the lower rates applicable to the Acquiring Fund. See “New Subadvisory Agreement for the All Cap Growth Trust.” These changes will remain in effect and, consequently, shareholders of the Acquired Fund may be viewed as having obtained certain intended benefits of the Reorganization, even if they do not approve the Reorganization. If shareholders do not approve the Reorganization, however, it may be expected that the Board will consider taking other appropriate action to terminate the Acquired Fund. The prior investment strategies of the Acquired Fund are set forth in the JHT Prospectus.
Comparison of Acquired and Acquiring Funds
     As indicated in the chart below, the funds have substantially the same investment objectives - seeking long-term capital appreciation or growth of capital — and substantially the same principal investment strategies of investing, with a growth approach, in equity securities of medium- and large-capitalization companies, including foreign companies. The funds may also invest in fixed-income securities, initial public offerings (“IPOs”) and real estate securities. As of January 15, 2010, the funds are managed in substantially the same manner by the same subadviser.
     Each of the funds may be significantly affected by market developments, as described under “Additional Information about the Funds — Principal Risks of Investing in the Funds — Market Events.”
     The investment objective of each fund may be changed by the Board without shareholder approval.

All Cap Growth Trust (Acquired Fund)	Capital Appreciation Trust (Acquiring Fund)
Approximate Net Assets as of 6/30/09 (unaudited):

$99,100,000	$806,300,000
Investment Adviser:
JHIMS
Investment Subadviser:
Jennison Associates, LLC (“Jennison”)*
*Jennison was appointed subadviser to the Acquired Fund effective January 15, 2010.
Investment Objectives:

To seek long-term capital appreciation.	To seek long-term growth of capital.

Principal Investment Strategies:

All Cap Growth Trust (Acquired Fund)	Capital Appreciation Trust (Acquiring Fund)

Under normal market conditions, the fund invests its assets principally in common stocks of companies of all market capitalizations. The subadviser focuses on stocks of companies exhibiting long-term sustainable earnings and cash flow growth that is not yet reflected in investor expectations or equity valuations.
Under normal market conditions, the fund invests at least 65% of its total assets in equity and equity-related securities of companies, at the time of investment, that exceed $1 billion in market capitalization and that the subadviser believes have above-average growth prospects. These companies are generally medium- to large-capitalization companies.
With respect to each fund:
The subadviser follows a highly disciplined investment selection and management process that seeks to identify companies that show superior absolute and relative earnings growth and also are attractively valued. The subadviser looks for companies that experience some or all of the following: (i) above average revenue and earnings per share growth, (ii) strong market position, (iii) improving profitability and distinctive attributes such as unique marketing ability, (iv) strong research and development and productive new product flow and (v) financial strength. Such companies generally trade at high prices relative to their current earnings. Earnings predictability and confidence in earnings forecasts are important parts of the selection process.
Securities in which the fund invests have historically been more volatile than the S&P 500 Index. Also, companies that have an earnings growth rate higher than that of the average S&P 500 company tend to reinvest their earnings rather than distribute them. Therefore, the fund is not likely to receive significant dividend income on its securities.
In addition to common stocks, nonconvertible preferred stock and convertible securities, equity-related securities in which the fund invests include: (i) American Depositary Receipts (“ADRs”); (ii) warrants and rights that can be exercised to obtain stock; (iii) investments in various types of business ventures, including partnerships and joint ventures; (iv) real estate investment trusts (“REITs”); and (v) IPOs and similar securities. (Convertible securities are securities — like bonds, corporate notes and preferred stocks — that the fund can convert into the company’s common stock, cash value of common stock, or some other equity security).
In addition to the principal strategies discussed above, the fund may also use the following investment strategies to attempt to increase the fund’s return or protect its assets if market conditions warrant:
▪	The fund may make short sales of a security including short sales “against the box.”

▪	The fund may invest up to 20% of the fund’s total asset in foreign equity securities. (For purposes of this 20% limit, ADRs and other similar receipts or shares traded in U.S. markets are not considered to be foreign securities.)

▪	The fund may invest in U.S. government securities issued or guaranteed by the U.S. government or by an agency or instrumentality of the U.S. government.

▪	The fund may invest in mortgage-related securities issued or guaranteed by U.S. governmental entities, including collateralized mortgage obligations, multi-class pass through securities and stripped mortgage backed securities.

▪	The fund may invest in fixed-income securities, including up to 15% of its net assets in non-investment grade fixed-income securities. Fixed-income securities may include corporate debt and other debt obligations of U.S. and foreign issuers.

▪	The fund may invest in obligations that are not rated, but that the subadviser believes are of comparable quality to these obligations.

▪	The fund may invest in repurchase agreements.
The subadviser considers selling or reducing a stock position when, in the opinion of the subadviser, the stock has experienced a fundamental disappointment in earnings, it has reached an intermediate price objective and its outlook no longer seems sufficiently promising, a relatively more attractive stock emerges or the stock has experienced adverse price movement.

All Cap Growth Trust (Acquired Fund)	Capital Appreciation Trust (Acquiring Fund)
The fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.
Hedging and Other Strategies:
Each fund is authorized to use all of the various investment strategies referred to below under “Additional Information about the Funds — Risks of Investing in Certain Types of Securities - Hedging, Derivatives and Other Strategic Transactions Risk.” More complete descriptions of options, futures, currency and other derivative transactions are set forth in the SAI.
Temporary Defensive Investing:
In abnormal market conditions, each fund may take temporary defensive measures, such as holding large amounts of cash and cash equivalents that are inconsistent with its primary investment strategy. In taking those measures, the fund may not achieve its investment goals.
Fees and Expenses of the Funds
     This table describes the fees and expenses that you may pay if shares of the funds are held for your variable contract account. For each fund, expenses are based on those incurred during the 12-month period ended June 30, 2009 expressed as a percentage of average net assets during the period. The Acquiring Fund pro forma expenses assume that the Combination took place at the commencement of the 12-month period ended June 30, 2009. The fees and expenses below do not reflect the fees and expenses of any variable contract that may use JHT as its underlying investment medium and would be higher if they did.
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	All Cap Growth Trust			Capital Appreciation Trust			Capital Appreciation Trust
	(Acquired Fund) (1)			(Acquiring Fund)			(Acquiring Fund) (Pro forma)
	Series I	Series II	NAV	Series I	Series II	NAV	Series I	Series II	NAV
Management Fees	0.85%	0.85%	0.85%	0.73%	0.73%	0.73%	0.72%	0.72%	0.72%

Distribution and Service (12b-1) Fees	0.05%	0.25%	0.00%	0.05%	0.25%	0.00%	0.05%	0.25%	0.00%

Other Expenses	0.12%	0.12%	0.12%	0.05%	0.05%	0.05%	0.05%	0.05%	0.05%

Total Operating Expenses	1.02%	1.22%	0.97%	0.83%	1.03%	0.78%	0.82%	1.02%	0.77%

(1)	Effective January 15, 2010 and in connection with the appointment as of that date of the Acquiring Fund’s subadviser as the new subadviser to the Acquired Fund, the Adviser reduced the advisory fee rates for the Acquired Fund to those of the Acquiring Fund. However, because the breakpoints under the prior and new advisory fee rates provide for the same fee rate at the current asset level of the Acquired Fund, this advisory fee change has not resulted in any change in the advisory fees or “Total Operating Expenses” of the Acquired Fund for the period presented in the table. See “Investment Management Fees/Subadvisory Arrangements” below.
     Examples. The examples are intended to help you compare the costs of investing in the Acquired and Acquiring Funds. The examples assume that $10,000 is invested in the particular fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that each fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	All Cap Growth Trust			Capital Appreciation Trust			Capital Appreciation Trust
	(Acquired Fund)			(Acquiring Fund)			(Acquiring Fund) (Pro forma)
	Series I	Series II	NAV	Series I	Series II	NAV	Series I	Series II	NAV
One Year	$104	$124	$99	$85	$105	$80	$84	$104	$79
Three Years	$325	$387	$309	$265	$328	$249	$262	$325	$246
Five Years	$563	$670	$536	$460	$569	$433	$455	$563	$428
Ten Years	$1,248	$1,477	$1,190	$1,025	$1,259	$966	$1,014	$1,248	$954
     Portfolio Turnover. Each of the funds pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the fund’s performance. During the 12-month period ended June 30, 2009, the Acquired Fund’s portfolio turnover rate was 84% of the average value of its portfolio, and the Acquiring Fund’s portfolio turnover rate was 112% of the average value of its portfolio.
Principal Risks of Investing in the Funds
     The net asset value (“NAV”) of each fund’s shares will go up and down, meaning that you could lose money on your investment in either fund. Because the funds have substantially the same investment objectives and investment strategies, as described above, they have substantially the same risks. The principal risks of investing in the funds are:
Active management risk. The subadviser’s investment strategy may fail to produce the intended result.
Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of a fund’s securities, may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations.
Equity securities risk. The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations.
Fixed-income securities risk. Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments. Lower-rated fixed-income securities and high-yield securities involve a higher degree of risk than fixed-income securities in higher-rated categories.
Foreign securities risk. As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.
Hedging, derivatives and other strategic transactions risk. Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.
High portfolio turnover risk. Actively trading securities can increase transaction costs (thus lowering performance).

Initial public offerings risk. IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.
Issuer risk. An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by a fund could default or have its credit rating downgraded.
Liquidity risk. Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.
Mortgage-backed and asset-backed securities risk. Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest rate and/or other market risks.
Real estate securities risk. Investing in securities of companies in the real estate industry subjects a fund to the risks associated with the direct ownership of real estate.
Short sales risk. Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.
     These risks are more fully described below under “Additional Information About the Funds — Principal Risks of Investing in the Funds.” Additional information is also included in the SAI under “Risk Factors.”
Investment Management Fees/Subadvisory Arrangements
     Each of the Acquired and Acquiring Funds pays JHIMS a management fee that is computed separately for each fund and is accrued and paid daily. The fee is determined by applying the daily equivalent of an annual fee rate to the net assets of the fund. The annual fee rate is calculated each day by applying the annual percentage rates in the table below to the indicated portions of Aggregate Net Assets of the fund and dividing the sum so determined by Aggregate Net Assets. “Aggregate Net Assets” may include, in addition to the net assets of the fund, the net assets of one or more funds of John Hancock Funds II (“JHF II”) that are also advised by JHIMS and subadvised by the same subadviser as the fund (but only for the period during which the subadviser serves as such to the fund and such other JHF II funds).
     Effective January 15, 2010, the Acquired and Acquiring Funds have the same advisory fee rates. As of that date, in connection with the appointment of the Acquiring Fund’s subadviser as subadviser to the Acquired Fund, the Adviser reduced its advisory fee rates for the Acquired Fund to match those of the Acquiring Fund. The higher advisory fee rates applicable to the Acquired Fund prior to January 15, 2010 are set forth in note 2 to the table below.
Investment Management Fees
(Rates Applied to Aggregate Net Assets)

All Cap Growth Trust (1) (2)	Capital Appreciation Trust (3)
(Acquired Fund)	(Acquiring Fund)
0.850% of the first $300 million;	0.850% of the first $300 million;
0.800% of the next $200 million;	0.800% of the next $200 million;
0.700% of the next $500 million; and	0.700% of the next $500 million; and
0.670% of the excess over $1 billion.	0.670% of the excess over $1 billion.

(1)	Aggregate Net Assets include the net assets of the fund and the net assets of the JHF II All Cap Growth Fund. The JHF II All Cap Growth Fund is expected to be liquidated prior to the Reorganization.

(2)	Prior to January 15, 2010, the advisory fee rates for the Acquired Fund were: 0.850% of the first $500 million; 0.825% of the next $500 million; and 0.800% of the excess over $1 billion.

(3)	Aggregate Net Assets include the net assets of the fund and the net assets of the JHF II Capital Appreciation Fund.

     Jennison serves as the subadviser to both the Acquired and Acquiring Funds. For its services, Jennison receives for each fund a subadvisory fee that is determined in a manner similar to that used for the fund’s advisory fees as described above. The subadvisory fee is paid by JHIMS and is not an additional charge to the fund.
     Jennison became the subadviser to the Acquired Fund effective January 15, 2010, replacing its former subadviser, Invesco Aim Capital Management, Inc. For information regarding Jennison and this subadviser change, see “New Subadvisory Agreement for the All Cap Growth Trust” and Appendix B hereto.
     For additional information about this subadviser and the portfolio managers for the funds, see “Additional Information About the Funds — Subadvisers and Portfolio Managers.”
     A discussion of the basis of the Board’s prior approval of advisory and subadvisory agreements for the Acquired and Acquiring Funds is available in JHT’s Semi-Annual Report to Shareholders for the six-month period ended June 30, 2009. A discussion of the Board’s considerations in approving the new subadvisory agreement for the Acquired Fund is found under “Board Consideration of New Subadvisory Agreements” in this Proxy Statement/Prospectus and will also be included in JHT’s Annual Report for the fiscal year ended December 31, 2009.
Performance
     The following information provides some indication of the risks of investing in the funds by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Performance information for periods ended December 31, 2009 is unaudited. Performance information below does not reflect fees and expenses of any variable contract that may use JHT as its underlying investment medium and would be lower if it did. Past performance is not necessarily an indication of how a fund will perform in the future.
Calendar Year Total Returns as of December 31 of each year(Series I)
All Cap Growth Trust (Acquired Fund)

-10.79%	-23.77%	-24.41%	29.24%	6.52%	8.99%	6.58%	12.06%	-41.94%	21.09%
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter: Q4 ’01, 18.19%	Worst Quarter: Q3 ’01, -23.20%
Capital Appreciation Trust (Acquiring Fund)

-18.41%	-30.61%	29.47%	9.33%	13.99%	2.26%	11.61%	-37.22%	42.29%
2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter: Q4 ’01, 16.38%	Worst Quarter: Q4 ’08, -20.87%
Average Annual Total Returns for periods ended December 31, 2009

	One	Five	Ten	Since Inception	Inception
	Year	Years	Tears	(less than 10 yrs)	Date of Class
All Cap Growth Trust (Acquired Fund) (1) Series I	21.09%	-1.76%	-4.25%	N/A	3/4/1996
Series II (2)	20.87%	-1.96%	-4.39%	N/A	1/28/2002

	One	Five	Ten	Since Inception	Inception
	Year	Years	Tears	(less than 10 yrs)	Date of Class
NAV (3)	21.13%	-1.70%	-4.22%	N/A	2/28/2005
Russell 3000 Growth Index	37.01%	1.58%	-3.79%	N/A

Capital Appreciation Trust (Acquiring Fund) Series I	42.29%	3.05%	N/A	-2.18%	11/1/2000
Series II (2)	42.04%	2.83%	N/A	-2.33%	1/28/2002
NAV (3)	42.36%	3.12%	N/A	-2.14%	2/28/2005
Russell 1000 Growth Index	37.21%	1.63%	N/A	-3.69%	11/1/2000

(1)	Performance shown for the Acquired Fund antedates the appointment of Jennison as subadviser to that fund effective January 15, 2010.

(2)	For each fund, Series II share performance for periods prior to the inception of the class is Series I share performance. Series I shares have lower expenses than Series II shares. If Series II share performance prior to inception reflected Series II expenses, performance would be lower.

(3)	For each fund, NAV share performance for periods prior to the inception of the class is Series I share performance. Series I shares have higher expenses than NAV shares. If NAV share performance prior to inception reflected NAV expenses, performance would be higher.

PROPOSAL 2
APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION PROVIDING FOR
THE COMBINATION OF THE OVERSEAS EQUITY TRUST INTO
THE INTERNATIONAL VALUE TRUST
     Shareholders of the Overseas Equity Trust (the “Acquired Fund”) are being asked to approve the Reorganization providing for the Combination of that fund into the International Value Trust (the “Acquiring Fund”). The funds are compared below. For a summary discussion of the form and consequences of, and the reasons for, the Reorganization, see “Overview of the Reorganization.”
     Effective January 15, 2010, in anticipation of and to facilitate the proposed Combination, the Board appointed the subadviser to the Acquiring Fund as the new subadviser to the Acquired Fund, the investment strategies of the Acquired Fund were revised substantially to match those of the Acquiring Fund and the Adviser reduced the advisory fee rates of the Acquired Fund substantially to match the lower rates applicable to the Acquiring Fund. See “New Subadvisory Agreement for the Overseas Equity Trust.” These changes will remain in effect and, consequently, shareholders of the Acquired Fund may be viewed as having obtained certain intended benefits of the Combination, even if they do not approve the Reorganization. If shareholders do not approve the Reorganization, however, it may be expected that the Board will consider taking other appropriate action to terminate the Acquired Fund. The prior investment strategies of the Acquired Fund are set forth in the JHT Prospectus.
Comparison of Acquired and Acquiring Funds
     As indicated in the chart below, the funds have substantially the same investment objectives - seeking long-term capital appreciation or growth of capital — and substantially the same principal investment strategies of investing, with a value approach, in equity securities of foreign companies, including companies in emerging markets. The funds emphasize medium and smaller company stocks and may also invest in fixed-income securities. As of January 15, 2010, the funds are managed in substantially the same manner by the same subadviser.
     Each of the funds may be significantly affected by market developments, as described under “Additional Information about the Funds — Principal Risks of Investing in the Funds — Market Events.”
     The investment objective of each fund may be changed by the Board without shareholder approval.

Overseas Equity Trust (Acquired Fund)	International Value Trust (Acquiring Fund)
Approximate Net Assets as of 6/30/09 (unaudited):

$140,000,000	$732,400,000
Investment Adviser:
JHIMS
Investment Subadviser(s):
Templeton Investment Counsel, LLC (“Templeton”)*
*Templeton Global Advisors, Limited (“Templeton Global”) is sub-subadviser*
*Templeton and Templeton Global were appointed subadviser and sub-subadviser to the Acquired Fund effective January 15, 2010.

Overseas Equity Trust	International Value Trust
(Acquired Fund)	(Acquiring Fund)

Investment Objectives:

To seek long-term capital appreciation.	To seek long-term growth of capital.

Principal Investment Strategies:

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of a diversified mix of large established and medium-sized foreign companies located primarily in developed countries (outside of the U.S.) and, to a lesser extent, in emerging markets.
Under normal market conditions, the fund invests primarily in equity securities of companies located outside the U.S., including in emerging markets. The fund generally invests in medium and smaller-sized companies.
With respect to each fund:
Equity securities generally entitle the holder to participate in a company’s general operating results. These include common stocks and preferred stocks. The fund also invests in American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”), which are certificates typically issued by a bank or trust company that give their holders the right to receive securities issued by a foreign or domestic company.
The subadviser’s investment philosophy is “bottom-up,” value-oriented, and long-term. In choosing equity investments, the subadviser will focus on the market price of a company’s securities relative to its evaluation of the company’s long-term earnings, asset value and cash flow potential. A company’s historical value measure, including price/earnings ratio, profit margins and liquidation value, will also be considered.
The fund may also invest in fixed-income securities.
Hedging and Other Strategies:
Each fund is authorized to use all of the various investment strategies referred to below under “Additional Information about the Funds — Risks of Investing in Certain Types of Securities — Hedging, Derivatives and Other Strategic Transactions Risk.” More complete descriptions of options, futures, currency and other derivative transactions are set forth in the SAI.
Temporary Defensive Investing:
In abnormal market conditions, each fund may take temporary defensive measures, such as holding large amounts of cash and cash equivalents that are inconsistent with its primary investment strategy. In taking those measures, the fund may not achieve its investment goals.
Fees and Expenses of the Funds
     This table describes the fees and expenses that you may pay if shares of the funds are held for your variable contract account. For each fund, expenses are based on those incurred during the 12-month period ended June 30, 2009 expressed as a percentage of average net assets during the period. The Acquiring Fund pro forma expenses assume that the Combination took place at the commencement of the 12-month period ended June 30, 2009. The fees and expenses below do not reflect the fees and expenses of any variable contract that may use JHT as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Overseas Equity Trust		International Value Trust		International Value Trust
	(Acquired Fund) (1)		(Acquiring Fund) (2)		(Acquiring Fund) (Pro forma)
	Series II	NAV	Series II	NAV	Series II	NAV
Management Fees	0.95%	0.95%	0.82%	0.82%	0.82%	0.82%

Distribution and Service (12b-1) Fees	0.25%	0.00%	0.25%	0.00%	0.25%	0.00%

Other Expenses (2)	0.21%	0.21%	0.16%	0.16%	0.14%	0.14%

Total Operating Expenses	1.41%	1.16%	1.23%	0.98%	1.21%	0.96%

Contractual Expense Reimbursement (3)	N/A	N/A	0.02%	0.02%	0.02%	0.02%

Net Operating Expenses	1.41%	1.16%	1.21%	0.96%	1.19%	0.94%

(1)	Effective January 15, 2010 and in connection with the appointment as of that date of the Acquiring Fund’s subadviser as the new subadviser to the Acquired Fund, the Adviser reduced the advisory fee rates for the Acquired Fund to those of the Acquiring Fund. The expenses of the Acquired Fund shown in the table have been restated to reflect the new advisory fee rates. If this change were not reflected in the table, the advisory fees for the Acquired Fund would be 0.99% and its “Total Operating Expenses” would be: Series II — 1.45%; and NAV — 1.20%. See “Investment Management Fees/Subadvisory Arrangements” below.

(2)	“Other Expenses” for both funds includes an estimated expense based on a new contractual custody agreement that became effective April 1, 2009.

(3)	The Adviser has contractually agreed that, until May 1, 2011, it will waive its advisory fees for the Acquiring Fund so that the amount retained by the Adviser after payment of subadvisory fees does not exceed 0.45%.
     Examples. The examples are intended to help you compare the costs of investing in the Acquired and Acquiring Funds. The examples assume that $10,000 is invested in the particular fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that each fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Overseas Equity Trust		International Value Trust		International Value Trust
	(Acquired Fund)		(Acquiring Fund)		(Acquiring Fund) (Pro forma)
	Series II	NAV	Series II	NAV	Series II	NAV
One Year	$144	$118	$123	$98	$121	$96
Three Years	$446	$368	$388	$310	$382	$304
Five Years	$771	$638	$674	$540	$663	$529
Ten Years	$1,691	$1,409	$1,487	$1,200	$1,464	$1,176
     Portfolio Turnover. Each of the funds pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the fund’s performance. During the 12-month period ended June 30, 2009, the Acquired Fund’s portfolio turnover rate was 99% of the average value of its portfolio, and the Acquiring Fund’s portfolio turnover rate was 32% of the average value of its portfolio.

Principal Risks of Investing in the Funds
     The net asset value (“NAV”) of each fund’s shares will go up and down, meaning that you could lose money on your investment in either fund. Because the funds have substantially the same investment objectives and investment strategies, as described above, they have substantially the same risks. The principal risks of investing in the funds are:
Active management risk. The subadviser’s investment strategy may fail to produce the intended result.
Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of a fund’s securities, may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support.
Equity securities risk. The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.
Fixed-income securities risk. Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments. Lower-rated fixed-income securities and high-yield securities involve a higher degree of risk than fixed-income securities in higher-rated categories.
Foreign securities risk. As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging market countries are subject to greater levels of foreign investment risk.
Hedging, derivatives and other strategic transactions risk. Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.
Issuer risk. An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by a fund could default or have its credit rating downgraded.
Liquidity risk. Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.
Medium and smaller company risk. The prices of medium and small company stocks can change more frequently and dramatically than those of large company stocks.
     These risks are more fully described below under “Additional Information About the Funds — Principal Risks of Investing in the Funds.” Additional information is also included in the SAI under “Risk Factors.”
Investment Management Fees/Subadvisory Arrangements
     Each of the Acquired and Acquiring Funds pays JHIMS a management fee that is computed separately for each fund and is accrued and paid daily. The fee is determined by applying the daily equivalent of an annual fee rate to the net assets of the fund. The annual fee rate is calculated each day by applying the annual percentage rates in the table below to the indicated portions of Aggregate Net Assets of the fund and dividing the sum so determined by

Aggregate Net Assets. “Aggregate Net Assets” may include, in addition to the net assets of the fund, the net assets of one or more other funds of JHT or John Hancock Funds II (“JHF II”) that are also advised by JHIMS and subadvised by the same subadviser as the fund (but only for the period during which the subadviser serves as such to the fund and such other JHT and JHF II funds).
     Effective January 15, 2010, the Acquired and Acquiring Funds have substantially the same advisory fee rates. As of that date, in connection with the appointment of the Acquiring Fund’s subadviser as subadviser to the Acquired Fund, the Adviser reduced its advisory fee rates for the Acquired Fund substantially to match those of the Acquiring Fund. The higher advisory fee rates applicable to the Acquired Fund prior to January 15, 2010 are set forth in note 2 to the table below.
Investment Management Fees
(Rates Applied to Aggregate Net Assets)

Overseas Equity Trust	International Value Trust
(Acquired Fund) (1) (2)	(Acquiring Fund) (3)
0.950% of the first $200 million;	0.950% of the first $200 million;
0.850% of the next $300 million; and	0.850% of the next $300 million; and
0.800% of all net assets when net assets exceed $500 million. (4)	0.800% of the excess over $500 million. (4)

(1)	Aggregate Net Assets include only the net assets of the fund.

(2)	Prior to January 15, 2010, the advisory fee rates for the Acquired Fund were: 0.990% of the first $500 million; and 0.850% of the excess over $1 billion.

(3)	Aggregate Net Assets include the net assets of the fund, the JHT Global Trust, the JHF II International Value Fund and the JHF II Global Fund.

(4)	As stated in note 3 to the Annual Fund Operating Expenses table above, the Adviser has contractually agreed that, until May 1, 2011, it will waive its advisory fee for the Acquiring Fund such that the amount retained after payment of subadvisory fees does not exceed 0.450%. On January 15, 2010, the Acquiring Fund’s advisory fee rates, but not the Adviser’s contractual fee waiver, became applicable to the Acquired Fund. In order to provide for the Acquired Fund as of January 15, 2010 substantially the effect of the Adviser’s contractual fee waiver, the current Acquiring Fund breakpoint of 0.800% of net assets in excess of $500 million has been restated for the Acquired Fund such that 0.800% applies to all net assets of the Acquired Fund once those net assets exceed $500 million.
     Templeton serves as the subadviser, and Templeton Global as the sub-subadviser, to both the Acquired and Acquiring Funds. For its services, Templeton receives for each fund a subadvisory fee that is determined in a manner similar to that used for the fund’s advisory fee as described above. The subadvisory fee is paid by JHIMS and is not an additional charge to the fund. Sub-subadvisory fees are paid by Templeton.
     Templeton became the subadviser (and Templeton Global the sub-subadviser) to the Acquired Fund effective January 15, 2010, replacing its former subadviser, Capital Guardian Trust Company. For information regarding this subadviser change, see “New Subadvisory Agreement for the Overseas Equity Trust” and Appendix C hereto.
     For additional information about this subadviser and the portfolio managers for the funds, see “Additional Information About the Funds — Subadvisers and Portfolio Managers.”
     A discussion of the basis of the Board’s most recent approval of advisory and subadvisory agreements for the Acquired and Acquiring Funds is available in JHT’s Semi Annual Report to Shareholders for the six-month period ended June 30, 2009. A discussion of the Board’s considerations in approving the new subadvisory and sub-subadvisory agreements for the Acquired Fund is found under “Board Consideration of New Subadvisory Agreements” in this Proxy Statement/Prospectus and will also be included in JHT’s Annual Report for the fiscal year ended December 31, 2009.

Performance
     The following information provides some indication of the risks of investing in the funds by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Performance information for periods ended December 31, 2009 is unaudited. Performance information below does not reflect fees and expenses of any variable contract that may use JHT as its underlying investment medium and would be lower if it did. Past performance is not necessarily an indication of how a fund will perform in the future.
Calendar Year Total Returns as of December 31 of each year
Overseas Equity Trust (Acquired Fund) (NAV shares)

-16.36%	-20.93%	-18.22%	32.36%	11.02%	18.31%	19.86%	12.53%	-42.05%	30.83%
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter: Q2 ’09, 21.68%	Worst Quarter: Q3 ’02, -22.07%
International Value Trust (Acquiring Fund) (Series I shares)

-6.46%	-9.97%	-17.84%	44.86%	21.54%	10.54%	29.59%	9.53%	-42.67%	35.77%
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter: Q2 ’03, 24.18%	Worst Quarter: Q3 ’02, -23.56%
Average Annual Total Returns for periods ended December 31, 2009

	One	Five	Ten	Inception
	Year	Years	Tears	Date of Class
Overseas Equity Trust (Acquired Fund) (1)
Series II (3)	30.45%	3.67%	-0.49%	4/29/2005
NAV (2)	30.83%	3.88%	-0.39%	4/30/1996
MSCI EAFE Gross Index	32.45%	4.02%	1.58%
MSCI AC World ex U.S. Index (net of foreign withholding tax)	41.45%	5.83%	2.71%

International Value Trust (Acquiring Fund) Series I	35.77%	4.08%	4.05%	5/1/1999
Series II (4)	35.59%	3.87%	3.91%	1/28/2002
NAV (5)	35.94%	4.11%	4.07%	2/28/2005
MSCI EAFE Gross Index	32.45%	4.02%	1.58%

(1)	Performance shown for the Acquired Fund antedates the appointment of Templeton as subadviser to that fund effective January 15, 2010.

(2)	NAV shares of the Acquired Fund were first issued on April 25, 2005 in connection with JHT’s acquisition of the Overseas Equity B Fund of John Hancock Variable Series Trust I (“JHVST”). NAV performance for periods prior to that date reflects the actual performance of the sole class of shares of the predecessor JHVST fund, which were first issued on April 30, 1996.

(3)	For the Acquired Fund, Series II share performance for periods prior to the inception of the class is NAV performance as described in note (1) above. NAV shares have lower expenses than Series II shares. If Series II share performance prior to inception reflected Series II expenses, performance would be lower.

(4)	For the Acquiring Fund, Series II share performance for periods prior to the inception of the class is Series I share performance. Series I shares have lower expenses than Series II shares. If Series II share performance prior to inception reflected Series II expenses, performance would be lower.

(5)	For the Acquiring Fund, NAV share performance for periods prior to the inception of the class is Series I share performance. Series I shares have higher expenses than NAV shares. If NAV share performance prior to inception reflected NAV expenses, performance would be higher.
PROPOSAL 3
APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION PROVIDING FOR
THE COMBINATION OF THE PACIFIC RIM TRUST INTO THE
INTERNATIONAL EQUITY INDEX TRUST A
     Shareholders of the Pacific Rim Trust (the “Acquired Fund”) are being asked to approve the Reorganization providing for the Combination of that fund into the International Equity Index Trust A (the “Acquiring Fund”). The funds are compared below. For a summary discussion of the form and consequences of, and the reasons for, the Reorganization, see “Overview of the Reorganization.”
Comparison of Acquired and Acquiring Funds
     The Acquired Fund is actively managed by its subadviser, while the Acquiring Fund is an index fund that is passively managed and seeks to track the performance of its benchmark index. Although both funds invest principally in equity securities of companies in foreign countries, including emerging markets, the Acquiring Fund is not subject to the Pacific area regional focus of the Acquired Fund. In addition, the Acquired Fund favors investments in large-cap companies, while the Acquiring Fund does not favor companies with any particular market capitalization range and may invest in medium- and small-cap companies. Finally, the Acquiring Fund, but not the Acquired Fund, includes among its stated investment strategies investing in exchange-traded funds (“ETFs”).
     Each of the funds may be significantly affected by market developments, as described under “Additional Information about the Funds — Principal Risks of Investing in the Funds — Market Events.”
     The investment objective of each fund may be changed by the Board without shareholder approval.

Pacific Rim Trust	International Equity Index Trust A
(Acquired Fund)	(Acquiring Fund)

Approximate Net Assets as of 6/30/09 (unaudited):

$89,300,000	$608,700,000

Investment Adviser:

JHIMS

Investment Subadviser(s):

MFC Global Investment Management	SSgA Funds Management, Inc.
(U.S.A.) Limited (“MFC Global (U.S.A.)”)	(“SSgA”)

Investment Objectives:

To achieve long term growth of capital.	To seek to track the performance of a broad-based equity index of foreign companies primarily in developed countries and, to a lesser extent, in emerging markets.

Pacific Rim Trust	International Equity Index Trust A
(Acquired Fund)	(Acquiring Fund)

Principal Investment Strategies:

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks and equity-related securities of established, larger-capitalization non-U.S. companies located in the Pacific Rim region, including emerging markets, that have attractive long-term prospects for growth of capital. Current income from dividends and interest will not be an important consideration in the selection of fund securities.

The countries of the Pacific Rim region are:

Australia
Pakistan
New Zealand
Taiwan
India
China
Philippines
Thailand
Hong Kong
Indonesia
South Korea
Singapore
Malaysia
Japan

Equity-related securities in which the fund may invest include: (i) preferred stocks, (ii) warrants and (iii) securities convertible into or exchangeable for common stocks. The fund may also invest up to 20% of its net assets in countries outside the Pacific Rim region.

The subadviser’s decision to invest in a particular country or particular region will be based upon its evaluation of political, economic and market trends in the country or region and throughout the world. The subadviser will shift investments among countries and the world’s capital markets in accordance with its ongoing analyses of trends and developments affecting such markets and securities.

The fund may also purchase and sell the following equity-related financial instruments:

▪     exchange-listed call and put options on equity indices,

▪     over-the-counter (“OTC”) and exchange-listed equity index futures,

▪     OTC and exchange-listed call and put options on currencies held by the fund, and

▪     OTC foreign currency futures contracts on currencies held by the fund.
Under normal market conditions, the fund invests at least 80% of its assets in securities listed in the Morgan Stanley Capital International (“MSCI”) All Country World Excluding U.S. Index or American Depository Receipts (“ADRs”) or Global Depository Receipts (“GDRs”) representing such securities. As of February 28, 2009, the market capitalization range of the Index was $199 million to $176 billion.

The fund is an index fund and differs from an actively-managed fund. Actively-managed funds seek to outperform their benchmark indices through research and analysis. Over time, their performance may differ significantly from their benchmark indices. Index funds are passively managed funds that seek to mirror the risk and return profile of market indices, minimizing performance differences over time. An index is an unmanaged group of securities whose overall performance is used as an investment benchmark. Indices may track broad investment markets, such as the global equity market, or more narrow investment markets, such as the U.S. small cap equity market. However, an index fund has operating expenses and transaction costs, while a market index does not. Therefore, the fund, while it attempts to track their target index closely, typically will be unable to match the performance of the index exactly.

The fund uses “sampling” methodology to track the total return performance of the MSCI All Country World Index ex USA (“MSCI ACWI ex-USA Index”). This means that the fund does not intend to purchase all of the securities in the MSCI ACWI ex-USA Index, but rather intends to hold a representative sample of the securities in the Index in an effort to achieve the fund’s investment objective. The quantity of holdings in the fund will be based on a number of factors, including asset size of the fund. Although the Adviser generally expects the fund to hold less than the total number of securities in the MSCI ACWI ex-USA Index, it reserves the right to hold as many securities as it believes necessary to achieve the fund’s investment objective.

The fund is normally fully invested. The subadviser invests in stock index futures to maintain market exposure and manage cash flow. Although it may employ foreign currency hedging techniques, it normally maintains the currency exposure of the

Pacific Rim Trust	International Equity Index Trust A
(Acquired Fund)	(Acquiring Fund)

A call option gives the holder the right to buy shares of the underlying security at a fixed price before a specified date in the future. A put option gives the holder the right to sell a specified number of shares of the underlying security at a particular price within a specified time period.
underlying equity investments.

The fund may purchase other types of securities that are not primary investment vehicles, for example, ADRs, GDRs, European Depositary Receipts (“EDRs”), certain ETFs, cash equivalents, and certain derivatives (investments whose value is based on indices or other securities). As an example of how derivatives may be used, the fund may invest in stock index futures to manage cash flow.
Hedging and Other Strategies:
Each fund is authorized to use all of the various investment strategies referred to below under “Additional Information about the Funds — Risks of Investing in Certain Types of Securities — Hedging, Derivatives and Other Strategic Transactions Risk.” More complete descriptions of options, futures, currency and other derivative transactions are set forth in the SAI.
Temporary Defensive Investing:
In abnormal market conditions, each fund may take temporary defensive measures, such as holding large amounts of cash and cash equivalents that are inconsistent with its primary investment strategy. In taking those measures, the fund may not achieve its investment goals.
Fees and Expenses of the Funds
     This table describes the fees and expenses that you may pay if shares of the funds are held for your variable contract account. For each fund, expenses are based on those incurred during 12-month period ended June 30, 2009 expressed as a percentage of average net assets during the period. The Acquiring Fund pro forma expenses assume that the Combination took place at the commencement of the 12-month period ended June 30, 2009. The fees and expenses below do not reflect the fees and expenses of any variable contract that may use JHT as its underlying investment medium and would be higher if they did.
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

							International Equity						International Equity
	Pacific Rim Trust						Index Trust A						Index Trust A
	(Acquired Fund) (1)						(Acquiring Fund) (2)						(Acquiring Fund) (Pro forma)
	Series I		Series II		NAV		Series I		Series II		NAV (3)		Series I	Series II	NAV
Management Fees	0.80%		0.80%		0.80%		0.53%		0.53%		0.53%		0.53%	0.53%	0.53%

Distribution and Service (12b-1) Fees	0.05%		0.25%		0.00%		0.05%		0.25%		0.00%		0.05%	0.25%	0.00%

Other Expenses	0.30	%(1)	0.30	%(1)	0.30	%(1)	0.04%		0.04%		0.04%		0.04%	0.04%	0.04%

Total Operating Expenses	1.15%		1.35%		1.10%		0.62	%(2)	0.82	%(2)	0.57	%(2)	0.62%	0.82%	0.57%

(1)	“Other Expenses” for the Acquired Fund includes an estimated expense based on a new contractual custody agreement that became effective April 1, 2009.

(2)	“Total Operating Expenses” for the Acquiring Fund includes fees and expenses that are less than 0.01% that were incurred indirectly by the fund as a result of its investment in other investment companies (i.e., Underlying Funds).

(3)	The NAV share class of the Acquiring Fund was previously liquidated on July 30, 2009. The Acquiring Fund will again issue NAV shares in connection with the Reorganization.
     Examples. The examples are intended to help you compare the costs of investing in the Acquired and Acquiring Funds. The examples assume that $10,000 is invested in the particular fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that each fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

				International Equity			International Equity
	Pacific Rim Trust			Index Trust A			Index Trust A
	(Acquired Fund)			(Acquiring Fund)			(Acquiring Fund) (Pro forma)
	Series I	Series II	NAV	Series I	Series II	NAV	Series I	Series II	NAV
One Year	$117	$137	$112	$63	$84	$58	$63	$84	$58
Three Years	$365	$428	$350	$199	$262	$183	$199	$262	$183
Five Years	$633	$739	$606	$346	$455	$318	$346	$455	$318
Ten Years	$1,398	$1,624	$1,340	$774	$1,014	$714	$774	$1,014	$714
     Portfolio Turnover. Each of the funds pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the fund’s performance. During the 12-month period ended June 30, 2009, the Acquired Fund’s portfolio turnover rate was 70% of the average value of its portfolio, and the Acquiring Fund’s portfolio turnover rate was 162% of the average value of its portfolio.
Principal Risks of Investing in the Funds
     The net asset value (“NAV”) of each fund’s shares will go up and down, meaning that you could lose money on your investment in either fund. Although the funds have different investment strategies — the Acquired Fund is actively managed and the Acquiring Fund is an index fund — they have many of the same risks. They also have some different risks. The principal risks of investing in the funds are:
Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of a fund’s securities, may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support.
Equity securities risk. The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.
Foreign securities risk. As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging market countries are subject to greater levels of foreign investment risk.
Hedging, derivatives and other strategic transactions risk. Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Large company risk. Larger more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.
Issuer risk. An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by a fund could default or have its credit rating downgraded.
Liquidity risk. Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.
Additional Risks Applicable to Acquired Fund
Active management risk. The subadviser’s investment strategy may fail to produce the intended result.
Additional Risks Applicable to Acquiring Fund
Index management risk. An index fund will generally reflect the performance of its target index even when that index does not perform well.
Exchange traded funds risk. Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.
Medium and smaller company risk. The prices of medium and small company stocks can change more frequently and dramatically than those of large company stocks.
     These risks are more fully described below under “Additional Information About the Funds — Principal Risks of Investing in the Funds.” Additional information is also included in the SAI under “Risk Factors.”
Investment Management Fees/Subadvisory Arrangements
     Each of the Acquired and Acquiring Funds pays JHIMS a management fee that is computed separately for each fund and is accrued and paid daily. The fee is determined by applying the daily equivalent of an annual fee rate to the net assets of the fund. The annual fee rate is calculated each day by applying the annual percentage rates in the table below to the indicated portions of Aggregate Net Assets of the fund and dividing the sum so determined by Aggregate Net Assets. “Aggregate Net Assets” may include, in addition to the net assets of the fund, the net assets of one or more funds of John Hancock Funds II (“JHF II”) that are also advised by JHIMS and subadvised by the same subadviser as the fund (but only for the period during which the subadviser serves as such to the fund and such other JHT and JHF II funds).
Investment Management Fees
(Rates Applied to Aggregate Net Assets)

Pacific Rim Trust	International Equity Index Trust A
(Acquired Fund) (1)	(Acquiring Fund) (2)

0.80% of the first $500 million; and	0.55% of the first $100 million; and
0.70% of the excess over $500 million.	0.53% of the excess over $100 million.

(1)	Aggregate Net Assets include only the net assets of the fund.

(2)	Aggregate Net Assets include the net assets of the fund and the JHF II International Equity Index Fund.
     MFC Global (U.S.A) and SSgA serve as the respective subadvisers to the Acquired and Acquiring Funds. Each receives for its services a subadvisory fee that is determined in a manner similar to that used for the funds’ respective advisory fees as described above. The subadvisory fee is paid by JHIMS and is not an additional charge to the fund.

     For additional information about the subadvisers and portfolio managers for the funds, see “Additional Information About the Funds — Subadvisers and Portfolio Managers.”
     A discussion of the basis of the Board’s most recent approval of advisory and subadvisory agreements for the Acquired and Acquiring Funds is available in JHT’s Semi-Annual Report to Shareholders for the six-month period ended June 30, 2009.
Performance
     The following information provides some indication of the risks of investing in the funds by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Performance information for periods ended December 31, 2009 is unaudited. Performance information below does not reflect fees and expenses of any variable contract that may use JHT as its underlying investment medium and would be lower if it did. Past performance is not necessarily an indication of how the fund will perform in the future.
Calendar Year Total Returns as of December 31 of each year
Pacific Rim Trust (Acquired Fund) (Series I shares)

-24.37%	-18.57%	-12.53%	40.37%	17.19%	25.75%	11.05%	9.14%	-39.91%	32.10%
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter: Q2 ’09, 25.95%	Worst Quarter: Q3 ’08, -21.10%
International Equity Index Trust A (Acquiring Fund) (Series I shares)

18.52%	25.93%	15.37%	-44.52%	37.86%
2005	2006	2007	2008	2009

Best Quarter: Q2 ’09, 27.33%	Worst Quarter: Q4 ’08, -22.37%
Average Annual Total Returns for periods ended December 31, 2009

	One	Five	Ten	Since Inception	Inception
	Year	Years	Tears	(less than 10 yrs)	Date of Class
Pacific Rim Trust
(Acquired Fund) Series I	32.10%	3.88%	0.70%	N/A	10/4/1994
Series II (1)	31.73%	3.66%	0.57%	N/A	1/28/2002
NAV (2)	32.17%	4.31%	0.91%	N/A	4/29/2005
MSCI AC Pacific Gross Index	35.73%	5.50%	1.20%	N/A

International Equity Index Trust A
(Acquiring Fund) Series I (3)	37.86%	5.24%	N/A	7.79%	5/3/2004
Series II (3)	37.48%	5.02%	N/A	7.56%	5/3/2004
NAV (4)	37.86%	5.24%	N/A	7.79%	(4)
MSCI AC World EX U.S. Index (net of foreign withholding tax)	41.45%	5.83%	N/A	8.41%

(1)	For the Acquired Fund, Series II share performance for periods prior to the inception of the class is Series I performance. Series I shares have lower expenses than Series II shares. If Series II performance prior to inception reflected Series II expenses, performance would be lower.

(2)	For the Acquired Fund, NAV share performance for periods prior to the inception of the class is Series I performance. Series I shares have higher expenses than Series I shares. If NAV performance prior to inception reflected NAV expenses, performance would be higher.

(3)	For the Acquiring Fund, Series I and Series II were first issued on April 29, 2005 in connection with JHT’s acquisition of all the assets of Series I and Series II shares of the International Equity Index Fund of John Hancock Variable Series Trust I (“JHVST”). Performance for periods prior to that date is the performance of those JHVST fund shares classes which were first issued on May 3, 2004.

(4)	The NAV share class of the Acquiring Fund was previously liquidated on July 30, 2009. The Acquiring Fund will again issue NAV shares in connection with the Reorganization. NAV share performance shown in the table is the performance of Series I shares. Series I shares have higher expenses than NAV shares. If NAV performance reflected NAV expenses, performance would be higher.

PROPOSAL 4
APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION PROVIDING FOR
THE COMBINATION OF THE SHORT TERM BOND TRUST INTO
THE SHORT TERM GOVERNMENT INCOME TRUST
     Shareholders of the Short Term Bond Trust (the “Acquired Fund”) are being asked to approve the Reorganization providing for the Combination of that fund into the Short Term Government Income Trust (the “Acquiring Fund”). The funds are compared below. For a summary discussion of the form and consequences of, and the reasons for, the Reorganization, see “Overview of the Reorganization.”
     As is more fully described under Proposal 5, below, the U.S. Government Securities Trust, another JHT Fund, is also proposed to be combined into the Acquiring Fund in the Reorganization. The implementation of each such Combination is not contingent upon shareholder approval and implementation of the other Combination.
Comparison of Acquired and Acquiring Funds
     As indicated in the chart below, the funds have similar investment objectives of seeking income and capital appreciation or income and preservation of capital (the Acquiring fund, however, also has a secondary goal of maintaining a stable share value). They also have similar principal investment strategies of investing in fixed-income securities, including foreign securities and high yield securities (“junk bonds”). However, while the Acquiring Fund normally invests 80% of its assets in U.S. government securities, the Acquired Fund may invest the same percentage of its assets in a diversified mix of fixed-income securities, including U.S. and foreign corporate bonds. In addition, the Acquiring Fund, but not the Acquired Fund, includes among its stated investment strategies investing in other investment companies, including exchange-traded funds (“ETFs”) and engaging in short sales.
     Each of the funds may be significantly affected by market developments, as described under “Additional Information about the Funds — Principal Risks of Investing in the Funds — Market Events.”
     The investment objective of each fund may be changed by the Board without shareholder approval.
     For a description of the debt security ratings referred to in the chart, see Appendix I of the SAI.

Short Term Bond Trust	Short Term Government Income Trust
(Acquired Fund)	(Acquiring Fund)

Approximate Net Assets as of 6/30/09 (unaudited):

$92,200,000	$14,100,000

Investment Adviser:

JHIMS

Investment Subadviser(s):

Declaration Management & Research LLC	MFC Global Investment Management
(“Declaration”)	(U.S.), LLC (“MFC Global (U.S.)”)

Investment Objectives:

To seek income and capital appreciation.	To seek a high level of current income consistent with preservation of capital. Maintaining a stable share price is a secondary goal.

Short Term Bond Trust	Short Term Government Income Trust
(Acquired Fund)	(Acquiring Fund)
Principal Investment Strategies:

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowing for investment purposes) at the time of investment in a diversified mix of debt securities and instruments. The securities and instruments will have an average credit quality rating of at least “A” and a weighted average effective maturity between one and three years, and no more than 15% of the fund’s net assets will be invested in high yield bonds (“junk bonds”).
The fund seeks to achieve its objective by investing under normal circumstances at least 80% of its assets in obligations issued or guaranteed by the U.S. government and its agencies, authorities or instrumentalities (U.S. government securities). Under normal circumstances, the fund’s effective duration is no more than three years.

U.S. government securities may be supported by:

The fund invests in a diversified mix of debt securities and instruments, including but not limited to:

▪     U.S. Treasury and agency securities;

▪     Asset-backed securities and mortgage-backed securities, including mortgage pass-through securities, commercial mortgage back securities and collateralized mortgage offerings;

▪     Corporate bonds, both U.S. and foreign (if dollar-denominated); and

▪     Foreign governmental and agency securities (if dollar denominated).

The fund may invest in asset-backed securities rated, at the time of purchase, lower than “A” (but not rated lower than “B” by S&P or Moody’s). Under normal circumstances, no more than 15% of the fund will be invested in asset-backed securities rated lower than “A” by both rating agencies. The subadviser evaluates specific bonds and bond sectors using a combination of proprietary research and quantitative tools and seeks to identify bonds and bond sectors that are believed to be attractively priced based upon market fundamentals and technical factors. The subadviser opportunistically emphasizes bonds with yields in excess of those of U.S. Treasury securities.

Except as otherwise stated under “Temporary Defensive Investing,” the fund normally has 10% or lower (usually less) of its total assets in cash and cash equivalents.

The fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

▪     The full faith and credit of the United States government, such as Treasury bills, notes and bonds, and Government National Mortgage Association Certificates.

▪     The right of the issuer to borrow from the U.S. Treasury, such as obligations of the Federal Home Loan Mortgage Corporation.

▪     The credit of the instrumentality, such as obligations of the Federal National Mortgage Association.

The fund may invest in higher-risk securities, including U.S. dollar-denominated foreign government securities and asset-backed securities. It may also invest up to 10% of assets in foreign governmental high yield securities (junk bonds) rated as low as B and their unrated equivalents.

In managing the portfolio of the fund, MFC Global (U.S.) considers interest rate trends to determine which types of bonds to emphasize at a given time. The fund typically favors mortgage-related securities when it anticipates that interest rates will be relatively stable, and favors U.S. Treasuries at other times. Because high yield bonds often respond to market movements differently from U.S. government bonds, the fund may use them to manage volatility.

The fund may invest in mortgage-related securities and certain other derivatives (investments whose value is based on indexes, securities and currencies).

The fund may invest in other investment companies, including ETFs, and engage in short sales.

Under normal circumstances, the fund’s effective duration is no more than three years, which means that the fund may purchase securities with a duration greater than three years as long as the fund’s average duration does not exceed three years.

The fund may trade securities actively which could

Short Term Bond Trust	Short Term Government Income Trust
(Acquired Fund)	(Acquiring Fund)

increase transaction costs (thus lowering performance). More complete descriptions of the money market instruments and certain other instruments in which the fund may invest are set forth in the SAI.

Hedging and Other Strategies:

The fund may have significant exposure to derivatives (investments whose value is based on indices or other securities), such as forwards, futures, options and swaps. The subadviser actively uses derivatives to manage the average maturity and interest rate sensitivity of the fund. Currency management strategies are primarily used for hedging purposes and to protect against changes in foreign currency exchange rates.
The fund is authorized to use all of the various investment strategies referred to below under “Additional Information about the Funds — Risks of Investing in Certain Types of Securities — Hedging, Derivatives and Other Strategic Transactions Risk.” More complete descriptions of options, futures, currency and other derivative transactions are set forth in the SAI.
Temporary Defensive Investing:
In abnormal market conditions, each fund may take temporary defensive measures, such as holding large amounts of cash and cash equivalents that are inconsistent with its primary investment strategy. In taking those measures, the fund may not achieve its investment goals.
Fees and Expenses of the Funds
     This table describes the fees and expenses that you may pay if shares of the funds are held for your variable contract account. For each fund, expenses are based on those incurred during the 12-month period ended June 30, 2009 expressed as a percentage of average net assets during the period. The table also shows the Acquiring Fund pro forma expenses assuming that the Combination, and then the combination of a second fund into the Acquiring Fund as described under Proposal 5, took place at the commencement of the 12-month period ended June 30, 2009. The fees and expenses below do not reflect the fees and expenses of any variable contract that may use JHT as its underlying investment medium and would be higher if they did.
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

		Distribution		Total
	Management	and Service	Other	Operating
Fund/Class	Fees	(12b-1)Fees	Expenses	Expenses
(1) Short Term Bond Trust (Acquired Fund) / NAV	0.59%	0.00%	0.12%	0.71%

(2) Short Term Government Income Trust (Acquiring Fund) / NAV	0.57%	0.00%	0.19%	0.76%

(3) Short Term Government Income Trust (Acquiring Fund) (Pro forma combining(1) and (2)) / NAV	0.57%	0.00%	0.08%	0.65%

(4) Short Term Government Income Trust (Acquiring Fund) (Pro forma combining (1), (2) and the Acquired Fund under Proposal 5) / NAV	0.56%	0.00%	0.07%	0.63%

Examples. The examples are intended to help you compare the costs of investing in the Acquired and Acquiring Funds. The examples assume that $10,000 is invested in the particular fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that each fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund/Class	One Year	Three Years	Five Years	Ten Years
(1) Short Term Bond Trust (Acquired Fund) / NAV	$73	$227	$395	$883

(2) Short Term Government Income Trust (Acquiring Fund) /NAV	$78	$239	$418	$938

(3) Short Term Government Income Trust (Acquiring Fund) (Pro forma combining (1) and (2)) / NAV	$66	$208	$362	$810

(4) Short Term Government Income Trust (Acquiring Fund) (Pro forma combining (1), (2) and the Acquired Fund under Proposal 5) / NAV	$64	$202	$351	$786
     Portfolio Turnover. Each of the funds pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the fund’s performance. During the 12-month period ended June 30, 2009, the Acquired Fund’s portfolio turnover rate was 38% of the average value of its portfolio, and the Acquiring Fund’s portfolio turnover rate was 117% of the average value of its portfolio.
Principal Risks of Investing in the Funds
     The net asset value (“NAV”) of each fund’s shares will go up and down, meaning that you could lose money on your investment in either fund. Because the funds have similar investment objectives and principal investment strategies, as described above, they have substantially similar risks. They also have some different risks. The principal risks of investing in the funds are:
Risks Applicable to Both Funds
Active management risk. The subadviser’s investment strategy may fail to produce the intended result.
Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of a fund’s securities, may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support.
Fixed-income securities risk. Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments. Lower-rated fixed-income securities and high-yield securities involve a higher degree of risk than fixed-income securities in higher-rated categories.

Foreign securities risk. As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging market countries are subject to greater levels of foreign investment risk.
Hedging, derivatives and other strategic transactions risk. Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.
Issuer risk. An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by a fund could default or have its credit rating downgraded.
Liquidity risk. Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.
Mortgage-backed and asset-backed securities risk. Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest rate and/or other market risks.
Additional Risk Applicable to Acquired Fund
High portfolio turnover risk. Actively trading securities can increase transaction costs (thus lowering performance).
Additional Risks Applicable to Acquiring Fund
Short sales risk. Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.
     These risks are more fully described below under “Additional Information About the Funds — Principal Risks of Investing in the Funds.” Additional information is also included in the SAI under “Risk Factors.”
Investment Management Fees/Subadvisory Arrangements
     Each of the Acquired and Acquiring Funds pays JHIMS a management fee that is computed separately for each fund and is accrued and paid daily. The fee is determined by applying the daily equivalent of an annual fee rate to the net assets of the fund. The annual fee rate is calculated each day by applying the annual percentage rates in the table below to the indicated portions of Aggregate Net Assets of the fund and dividing the sum so determined by Aggregate Net Assets. “Aggregate Net Assets” may include, in addition to the net assets of the fund, the net assets of one or more funds of John Hancock Funds II (“JHF II”) that are also advised by JHIMS and subadvised by the same subadviser as the fund (but only for the period during which the subadviser serves as such to the fund and such other JHF II funds).
Investment Management Fees
(Rates Applied to Aggregate Net Assets)

Short Term Bond Trust (1)	Short Term Government Income Trust (2)
(Acquired Fund)	(Acquiring Fund)
0.600% of the first $100 million;	0.570% of the first $250 million; and
0.575% of the next $150 million; and	0.550% of the excess over $250 million.
0.550% of the excess over $250 million.

(1)	Aggregate Net Assets include only the net assets of the fund.

(2)	Aggregate Net Assets include the net assets of the fund and the JHF II Short Term Government Income Fund.
     Declaration and MFC Global (U.S.) serve as the subadvisers to, respectively, the Acquired and Acquiring Funds. Each receives for its services a subadvisory fee that is determined in a manner similar to that used for the funds’ respective advisory fees as described above. The subadvisory fee is paid by JHIMS and is not an additional charge to the fund.
     The Combination will result in the transfer of the assets of the Acquired Fund, which is managed by an unaffiliated subadviser, to the Acquiring Fund, which is managed by an affiliated subadviser. Consequently, the Reorganization may be expected to benefit the Adviser by increasing, with respect to such assets, the amount of advisory fees that are retained by the Adviser and its affiliates rather than paid to an unaffiliated subadviser.
     For additional information about the subadvisers and portfolio managers for the funds, see “Additional Information About the Funds — Subadvisers and Portfolio Managers.”
     A discussion of the basis of the Board’s most recent approval of advisory and subadvisory agreements for the Acquired and Acquiring Funds is available in JHT’s Semi-Annual Report to Shareholders for the six-month period ended June 30, 2009.
Performance
     The following information provides some indication of the risks of investing in the funds by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Performance information for periods ended December 31, 2009 is unaudited. Performance information below does not reflect fees and expenses of any variable contract that may use JHT as its underlying investment medium and would be lower if it did. Past performance is not necessarily an indication of how a fund will perform in the future.
Calendar Year Total Returns as of December 31 of each year (NAV shares)
Short Term Bond Trust (Acquired Fund)

7.98%	8.09%	5.67%	2.76%	1.42%	2.07%	4.55%	3.35%	-18.92%	19.21%
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter: Q3 ’01, 3.38%	Worst Quarter: Q4 ’08, -15.15%
Short Term Government Income Trust (Acquiring Fund)
1.96%
2009

Best Quarter: Q2 ’09, 6.27%	Worst Quarter: Q4 ’09, -0.19%

Average Annual Total Returns for periods ended December 31, 2009

	One	Five	Ten	Since Inception	Inception
	Year	Years	Tears	(less than 10 yrs)	Date of Class
Short Term Bond Trust
(Acquired Fund) NAV (1)	19.21%	1.29%	3.20%	N/A	5/1/1994
Barclays’ Capital 1-3 Year (Unhedged) Index	5.00%	4.49%	4.95%	N/A

Short Term Government Income Trust
(Acquiring Fund) NAV	1.96%	N/A	N/A	1.96%	12/31/2009
Barclay’s U.S. Gov’t 1-5 Year Index	0.98%	N/A	N/A	0.98%

(1)	NAV shares of the Acquired Fund were first issued on April 25, 2005 in connection with JHT’s acquisition of the Short Term Bond Fund of John Hancock Variable Series Trust I (“JHVST”). NAV share performance for periods prior to that date reflects the actual performance of the sole class of shares of the predecessor JHVST fund, which were first issued on May 1, 1994.

PROPOSAL 5
APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION PROVIDING FOR
THE COMBINATION OF THE U.S. GOVERNMENT SECURITIES TRUST INTO
THE SHORT TERM GOVERNMENT INCOME TRUST
     Shareholders of the U.S. Government Securities Trust (the “Acquired Fund”) are being asked to approve the Reorganization providing for the Combination of that fund into the Short Term Government Income Trust (the “Acquiring Fund”). The funds are compared below. For a summary discussion of the form and consequences of, and the reasons for, the Reorganization, see “Overview of the Reorganization.”
     As is more fully described under Proposal 4, above, the Short Term Bond Trust, another JHT Fund, is also proposed to be combined into the Acquiring Fund in the Reorganization. The implementation of each such Combination is not contingent upon shareholder approval and implementation of the other Combination.
Comparison of Acquired and Acquiring Funds
     As indicated in the chart below, the funds have substantially the same investment objectives of seeking income and capital appreciation or income and preservation of capital (the Acquiring Fund, however, also has a secondary goal of maintaining a stable share value). They also have similar principal investment strategies of investing in fixed-income securities, including foreign securities and high yield securities (“junk bonds”). However, while the Acquiring Fund normally invests 80% of its assets in U.S. government securities, the Acquired Fund may invest the same percentage of its assets in a diversified mix of fixed-income securities, including U.S. and foreign corporate bonds. In addition, the Acquiring Fund, but not the Acquired Fund, includes among its stated investment strategies investing in other investment companies, including exchange-traded funds (“ETFs”) and engaging in short sales.
     Each of the funds may be significantly affected by market developments, as described under “Additional Information about the Funds — Principal Risks of Investing in the Funds — Market Events.”
     The investment objective of each fund may be changed by the Board without shareholder approval.
     For a description of the debt security ratings referred to in the chart, see Appendix I of the SAI.

U.S. Government Securities Trust	Short Term Government Income Trust
(Acquired Fund)	(Acquiring Fund)

Approximate Net Assets as of 6/30/09 (unaudited):

$328,800,000	$14,100,000

Investment Adviser:

JHIMS

Investment Subadvisers:

Western Asset Management Company	MFC Global Investment Management
(“WAMCO”)	(U.S.) LLC (“MFC Global (U.S.)”)

Investment Objectives:

To obtain a high level of current income consistent with preservation of capital and maintenance of liquidity.	To seek a high level of current income consistent with preservation of capital. Maintaining a stable share price is a secondary goal.

U.S. Government Securities Trust	Short Term Government Income Trust
(Acquired Fund)	(Acquiring Fund)

Principal Investment Strategies:

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in debt obligations and mortgage-backed securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and derivative securities such as collateralized mortgage obligations backed by such securities and futures contracts. The fund may invest the balance of its assets in non-U.S. government securities including, but not limited to, fixed rate and adjustable rate mortgage-backed securities, asset-backed securities, corporate debt securities and money market instruments.
The fund seeks to achieve its objective by investing under normal circumstances at least 80% of its assets in obligations issued or guaranteed by the U.S. government and its agencies, authorities or instrumentalities (U.S. government securities). Under normal circumstances, the fund’s effective duration is no more than three years.

U.S. government securities may be supported by:

The fund invests in:

▪     mortgage-backed securities guaranteed by the Government National Mortgage Association that are supported by the full faith and credit of the U.S. government and which are the “modified pass-through” type of mortgage-backed security (“GNMA Certificates”). Such securities entitle the holder to receive all interest and principal payments due whether or not payments are actually made on the underlying mortgages;

▪     U.S. Treasury obligations (including repurchase agreements collateralized by U.S. Treasury obligations) (U.S. Treasury obligations are supported by the full faith and credit of the U.S. government);

▪     obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government which are backed by their own credit and may not be backed by the full faith and credit of the U.S. Government (including repurchase agreements collateralized by these obligations);

▪     mortgage-backed securities guaranteed by agencies or instrumentalities of the U.S. Government which are supported by their own credit but not the full faith and credit of the U.S. Government, such as the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association;

▪     futures contracts or financial instruments and indices; and

▪     collateralized mortgage obligations issued by private issuers for which the underlying mortgage-backed securities serving as collateral are backed (i) by the credit alone of the U.S. Government agency or instrumentality which issues or guarantees the mortgage-backed securities, or (ii) by the full faith and credit of the U.S. Government.

▪     The full faith and credit of the United States government, such as Treasury bills, notes and bonds, and Government National Mortgage Association Certificates.

▪     The right of the issuer to borrow from the U.S. Treasury, such as obligations of the Federal Home Loan Mortgage Corporation.

▪     The credit of the instrumentality, such as obligations of the Federal National Mortgage Association.

The fund may invest in higher-risk securities, including U.S. dollar-denominated foreign government securities and asset-backed securities. It may also invest up to 10% of assets in foreign governmental high yield securities (junk bonds) rated as low as B and their unrated equivalents.

In managing the portfolio of the fund, MFC Global (U.S.) considers interest rate trends to determine which types of bonds to emphasize at a given time. The fund typically favors mortgage-related securities when it anticipates that interest rates will be relatively stable, and favors U.S. Treasuries at other times. Because high yield bonds often respond to market movements differently from U.S. government bonds, the fund may use them to manage volatility.

The fund may invest in mortgage-related securities and certain other derivatives (investments whose value is based on indexes, securities and currencies).

The fund may invest in other investment companies, including ETFs, and engage in short sales.

Under normal circumstances, the fund’s effective duration is no more than three years, which means that the fund may purchase securities with a duration greater than three years as long as the fund’s average duration does not exceed three years.

The fund may trade securities actively which could increase transaction costs (thus lowering performance).

U.S. Government Securities Trust	Short Term Government Income Trust
(Acquired Fund)	(Acquiring Fund)
As noted above, the fund may invest not only in U.S. government securities that are backed by the full faith and credit of the U.S. government, such as GNMA Certificates and U.S. Treasury obligations, but also in U.S. Government securities that are backed only by their own credit and not the full faith and credit of the U.S. government (such as the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation).
More complete descriptions of the money market instruments and certain other instruments in which the fund may invest are set forth in the SAI.

Hedging and Other Strategies:
Each fund is authorized to use all of the various investment strategies referred to below under “Additional Information about the Funds — Risks of Investing in Certain Types of Securities — Hedging, Derivatives and Other Strategic Transactions Risk.” More complete descriptions of options, futures, currency and other derivative transactions are set forth in the SAI.
Temporary Defensive Investing:
In abnormal market conditions, each fund may take temporary defensive measures, such as holding large amounts of cash and cash equivalents that are inconsistent with its primary investment strategy. In taking those measures, the fund may not achieve its investment goals.
Fees and Expenses of the Funds
     This table describes the fees and expenses that you may pay if shares of the funds are held for your variable contract account. For each fund, expenses are based on those incurred during the 12-month period ended June 30, 2009 expressed as a percentage of average net assets during the period. The table also shows the Acquiring Fund pro forma expenses assuming that the Combination, and then the combination of a second fund into the Acquiring Fund as described under Proposal 4, took place at the commencement of the 12-month period ended June 30, 2009. The fees and expenses below do not reflect the fees and expenses of any variable contract that may use JHT as its underlying investment medium and would be higher if they did.
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

		Distribution			Total
	Management	and Service	Other		Operating
Fund/Class	Fees	(12b-1)Fees	Expenses		Expenses
(1) U.S. Government Securities Trust (Acquired Fund)
Series I	0.62%	0.05%	0.08%		0.75%
Series II	0.62%	0.25%	0.08%		0.95%
NAV	0.62%	0.00%	0.08%		0.70%

(2) Short Term Government Income Trust (Acquiring Fund)
Series I	0.57%	0.05%	0.15	%(1)	0.77%
Series II	0.57%	0.25%	0.15	%(1)	0.97%
NAV	0.57%	0.00%	0.15	%(1)	0.72%

		Distribution		Total
	Management	and Service	Other	Operating
Fund/Class	Fees	(12b-1)Fees	Expenses	Expenses
(3) Short Term Government Income Trust (Acquiring Fund) (Pro forma combining (1) and (2))
Series I	0.57%	0.05%	0.07%	0.69%
Series II	0.57%	0.25%	0.07%	0.89%
NAV	0.57%	0.00%	0.07%	0.64%

(4) Short Term Government Income Trust (Acquiring Fund)
(Pro forma combining (1), (2) and the Acquired Fund under Proposal 4)
Series I	0.56%	0.05%	0.07%	0.68%
Series II	0.56%	0.25%	0.07%	0.88%
NAV	0.56%	0.00%	0.07%	0.63%

(1)	“Other Expenses” of Series I, Series II and NAV shares of the Acquiring Fund, which commenced operations on January 2, 2009 are estimated.
     Examples. The examples are intended to help you compare the costs of investing in the Acquired and Acquiring Funds. The examples assume that $10,000 is invested in the particular fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that each fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund/Class	One Year	Three Years	Five Years	Ten Years
(1) U.S. Government Securities Trust (Acquired Fund)
Series I	$77	$240	$417	$930
Series II	$97	$303	$525	$1,166
NAV	$72	$224	$390	$871

(2) Short Term Government Income Trust (Acquiring Fund)
Series I	$79	$255	$446	$998
Series II	$99	$318	$554	$1,373
NAV	$74	$239	$418	$938

(3) Short Term Government Income Trust (Acquiring Fund) (Pro forma combining (1) and (2))
Series I	$70	$221	$384	$859
Series II	$91	$284	$493	$1,096
NAV	$65	$205	$357	$798

(4) Short Term Government Income Trust (Acquiring Fund) (Pro forma combining (1), (2) and the Acquired Fund under Proposal 4)
Series I	$69	$218	$379	$847
Series II	$90	$281	$488	$1,084
NAV	$64	$202	$351	$786

     Portfolio Turnover. Each of the funds pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the fund’s performance. During the 12-month period ended June 30, 2009, the Acquired Fund’s portfolio turnover rate was 470% of the average value of its portfolio, and the Acquiring Fund’s portfolio turnover rate was 117% of the average value of its portfolio.
Principal Risks of Investing in the Funds
     The net asset value (“NAV”) of each fund’s shares will go up and down, meaning that you could lose money on your investment in either fund. Because the funds have substantially the same investment objectives and similar principal investment strategies of investing in fixed-income securities, including foreign securities and high yield securities, they have similar risks. They also have some different risks. The principal risks of investing in the funds are:
Risks Applicable to Both Funds
Active management risk. The subadviser’s investment strategy may fail to produce the intended result.
Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of a fund’s securities, may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support.
Fixed-income securities risk. Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments. Lower-rated fixed-income securities and high-yield securities involve a higher degree of risk than fixed-income securities in higher-rated categories.
Hedging, derivatives and other strategic transactions risk. Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.
High portfolio turnover risk. Actively trading securities can increase transaction costs (thus lowering performance).
Issuer risk. An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by a fund could default or have its credit rating downgraded.
Liquidity risk. Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.
Mortgage-backed and asset-backed securities risk. Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest rate and/or other market risks.
Additional Risk Applicable to Acquiring Fund
Foreign securities risk. As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging market countries are subject to greater levels of foreign investment risk.
     These risks are more fully described below under “Additional Information About the Funds — Principal Risks of Investing in the Funds.” Additional information is also included in the SAI under “Risk Factors.”
Investment Management Fees/Subadvisory Arrangements
     Each of the Acquired and Acquiring Funds pays JHIMS a management fee that is computed separately for each fund and is accrued and paid daily. The fee is determined by applying the daily equivalent of an annual fee rate to the net assets of the fund. The annual fee rate is calculated each day by applying the annual percentage rates in the table below to the indicated portions of Aggregate Net Assets of the fund and dividing the sum so determined by Aggregate Net Assets. “Aggregate Net Assets” may include, in addition to the net assets of the fund, the net assets of one or more funds of John Hancock Funds II (“JHF II”) that are also advised by JHIMS and subadvised by the same subadviser as the fund (but only for the period during which the subadviser serves as such to the fund and such other JHF II funds).
Investment Management Fees
(Rates Applied to Aggregate Net Assets)

U.S. Government Securities Trust (1)	Short Term Government Income Trust (2)
(Acquired Fund)	(Acquiring Fund)
0.620% of the first $500 million; and	0.570% of the first $250 million; and
0.550% of the excess over $500 million.	0.550% of the excess over $250 million.

(1)	Aggregate Net Assets include the net assets of the fund and the JHF II U.S. Government Securities Fund. The JHF II U.S. Government Securities Fund is expected to be liquidated in April 2010.

(2)	Aggregate Net Assets include the net assets of the fund and the JHF II Short Term Government Income Fund.
     WAMCO and MFC Global (U.S.) serve as the subadvisers to, respectively, the Acquired and Acquiring Funds. Each receives for its services a subadvisory fee that is determined in a manner similar to that used for the respective funds’ advisory as described above. The subadvisory fee is paid by JHIMS and is not an additional charge to the fund.
     The Combination will result in the transfer of the assets of the Acquired Fund, which is managed by an unaffiliated subadviser, to the Acquiring Fund, which is managed by an affiliated subadviser. Consequently, the Reorganization may be expected to benefit the Adviser by increasing, with respect to such assets, the amount of advisory fees that are retained by the Adviser and its affiliates rather than paid to an unaffiliated subadviser.
     For additional information about the subadvisers and portfolio managers for the funds, see “Additional Information About the Funds — Subadvisers and Portfolio Managers.”
     A discussion of the basis of the Board’s most recent approval of advisory and subadvisory agreements for the Acquired and Acquiring Funds is available in JHT’s Semi-Annual Report to Shareholders for the six-month period ended June 30, 2009.
Performance
     The following information provides some indication of the risks of investing in the funds by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Performance information for periods ended December 31, 2009 is unaudited. Performance information below does not reflect fees and expenses of any variable contract that may use JHT as its underlying investment medium and would be lower if it did. Past performance is not necessarily an indication of how a fund will perform in the future.
Calendar Year Total Returns as of December 31 of each year
U.S. Government Securities Trust (Acquired Fund) (Series I shares)

10.87%	7.03%	7.99%	1.73%	2.89%	1.58%	4.39%	3.15%	-1.41%	8.39%
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter: Q3 ’01, 4.48%	Worst Quarter: Q2 ’08, -2.31%
Short Term Government Income Trust (Acquiring Fund) (NAV shares)
1.96%
2009

Best Quarter: Q3 ’09, 1.27%___	Worst Quarter: Q4 ’09, -0.19%___
Average Annual Total Returns for periods ended December 31, 2009

	One	Five	Ten	Since	Inception
	Year	Years	Tears	Inception	Date of Class
U.S. Government Securities Trust
(Acquired Fund) Series I	8.39%	3.17%	4.60%	N/A	3/18/1988
Series II (1)	8.22%	2.98%	4.46%	N/A	1/28/2002
NAV (2)	8.48%	3.21%	4.62%	N/A	2/28/2005
Citigroup 1-10 Year Treasury Index	-1.50%	4.66%	5.46%	N/A

Short Term Government Income Trust
(Acquiring Fund) (3) NAV	1.96%	N/A	N/A	1.96%	1/02/2009
Barclay’s U.S. Gov’t 1-5 Year Index	0.98%	N/A	N/A	0.98%

(1)	For the Acquired Fund, Series II share performance for periods prior to the inception of the class is Series I share performance. Series I shares have lower expenses than Series II shares. If Series II share performance prior to inception reflected Series II expenses, performance would be lower.

(2)	For the Acquired Fund, NAV share performance for periods prior to the inception of the class is Series I share performance. Series I shares have higher expenses than NAV shares. If NAV share performance prior to inception reflected NAV expenses, performance would be higher.

(3)	The Acquiring Fund will first issue Series I and Series II shares in connection with the Reorganization.

INFORMATION ABOUT THE REORGANIZATION
Agreement and Plan of Reorganization
     The following summary of the Plan is qualified in its entirety by reference to the form of the Plan attached to this Proxy Statement/Prospectus as Appendix A. The Plan provides, with respect to each Combination, that the Acquiring Fund will acquire all the assets, subject to all the liabilities, of the Acquired Fund in exchange for shares of the Acquiring Fund. Subject to the satisfaction of the conditions described below, such acquisition will take place as of the close of regularly scheduled trading on the NYSE on April 30, 2010 or on such later date as may be determined by JHT (the “Exchange Date”). The net asset value per share of each class of shares of each Acquired and Acquiring Fund will be determined by dividing the fund’s assets, less liabilities, attributable to that share class, by the total number of outstanding shares of that class. The assets of each fund will be valued in accordance with the valuation practices of the funds which are the same for each fund. See “Additional Information About the Funds — Purchase and Redemption of Shares (Calculation of Net Asset Value)” below.
     The number of full and fractional shares of the Acquiring Fund received by a shareholder of the corresponding Acquired Fund will be equal in value to the value of that shareholder’s full and fractional shares of the Acquired Fund as of the close of regularly scheduled trading on the NYSE on the Exchange Date (the “Effective Time”). The Acquired Fund will liquidate and distribute pro rata to its shareholders of record as of the Effective Time the shares of the corresponding Acquiring Fund received by the Acquired Fund in the Reorganization. Holders of Series I, Series II and NAV shares (as applicable) of the Acquired Funds will receive, respectively, Series I, Series II and NAV shares of the Acquiring Funds. Such liquidation and distribution will be accomplished by the establishment of accounts on the share records of the Acquiring Fund in the names of the shareholders of the Acquired Fund, each account representing the respective pro rata number of shares of the Acquiring Fund due the shareholder. After such distribution, JHT will take all necessary steps under Massachusetts law, JHT’s Agreement and Declaration of Trust (the “Declaration of Trust”) and any other applicable law to effect a complete dissolution of the Acquired Fund.
     The consummation of the Reorganization with respect to each Combination is subject to the conditions set forth in the Plan, including that the affirmative vote of the holders of at least a Majority of the Outstanding Voting Securities (as defined under “Voting Information” below) of the Acquired Fund entitled to vote approve the Reorganization. With respect to any Combination, the Plan may be terminated and the Reorganization abandoned at any time prior to the Effective Time, before or after approval by the shareholders of the Acquired Fund, by JHT on behalf of either or both of the Acquired and Acquiring Funds if the Board or the officers of JHT determine that proceeding with the Reorganization is not in the best interests of either or both funds or their respective shareholders or contract owners. The Plan provides that JHT, on behalf of the Acquired or Acquiring Fund, may waive compliance with any of the covenants or conditions made therein for the benefit of that fund, except for certain conditions regarding the receipt of regulatory approvals. The consummation of the Reorganization with respect to any Combination is not contingent upon its consummation as to any other Combination.
     Under the Plan, the expenses of the Combinations involving the All Cap Growth Trust, Overseas Equity Trust and Pacific Rim Trust will in each case be borne by the Acquired Fund because it is expected principally to benefit from the Combination, and the expenses of the Combinations involving the Short Term Bond Trust and the U.S. Government Securities Trust will in each case be allocated between the Acquired and Acquiring Funds on a relative net asset basis because both funds are expected to benefit from the Combination. If the Reorganization is not consummated as to an Acquired Fund, the expenses of the Reorganization as to that fund will be paid by the Adviser.
     If the Plan is not approved by the shareholders of an Acquired Fund or is not consummated for any other reason, the Board will consider other possible courses of action. The Board, including all the Independent Trustees, recommends that shareholders approve the Plan under Proposals 1 through 5.

Reasons for the Reorganization
     The Board has unanimously approved the Reorganization and believes that it will benefit shareholders of the Acquired Funds. The Reorganization is intended to eliminate under-performing Acquired Funds in favor of Acquiring Funds that have or, if recently established, are expected to achieve, better performance records. Except for the Short Term Government Income Trust, which commenced operations on January 2, 2009 and thus has a limited performance history, each Acquiring Fund has outperformed its corresponding Acquired Fund for the three- and five-year periods, and all but the International Equity Index Trust A for the one-year period, ended September 30, 2009. In addition, the Acquiring Funds have the same or lower advisory fee rates and have, or in the case of the Short Term Government Income Trust are expected to have following the Reorganization, lower overall expense ratios than the corresponding Acquired Funds. The Acquiring Funds have substantially the same or similar investment objectives and principal investment strategies as the corresponding Acquired Funds, except with respect to the combination of the Pacific Rim Trust, which is actively managed, into the International Equity Index Trust A, which is an index fund that seeks to track its benchmark index.
Board Consideration of the Reorganization
     On the recommendation of management, the Board, including the Independent Trustees, considered the Reorganization and each Combination at its meeting held on December 15-17, 2009, and reviewed information and materials regarding the Reorganization presented or prepared by, among others, the Adviser. In its review of the Reorganization, the Board was assisted by legal counsel, and the Independent Trustees were assisted by independent legal counsel. In reaching its decision at the December 15-17, 2009 meeting to recommend approval of the Reorganization, the Board concluded that the participation of each Acquired Fund and Acquiring Fund in the Reorganization is in the best interests of each such fund, as well as in the best interests of shareholders of and contract owners whose contract values are determined by investment in shares of the Acquired and Acquiring Funds, and that the interests of existing shareholders and contract owners will not be diluted as a result of the Reorganization.
     In determining whether to approve the Reorganization and recommend its approval to shareholders of the Acquired Funds, the Board inquired into a number of matters and considered, with respect to each Combination, the following factors, among others: (1) the compatibility of the investment objectives, policies and risks of the Acquired and Acquiring Funds; (2) the comparative historical performance of the Acquired and Acquiring Funds; (3) any advantages to shareholders of the Acquired Fund of investing in a larger post-Reorganization asset pool having the potential for greater diversification; (4) the prospects for growth, and for achieving economies of scale, of the combined Acquired and Acquiring Funds; (5) the expense ratios and available information regarding the fees and expenses of the Acquired and Acquiring Funds; (6) the investment experience, expertise and financial resources of, and the nature and quality of the services provided by, the subadviser to the Acquiring Fund; (7) the terms and conditions of the Reorganization and whether the Reorganization would result in dilution of shareholder or contract owner interests; (8) any direct and indirect costs to be incurred by the Acquired and Acquiring Funds as a result of the Reorganization; (9) any direct or indirect benefits to the Adviser or its affiliates to be realized as a result of the Reorganization; (10) the tax consequences of the Reorganization; and (11) possible alternatives to the Reorganization.
     The Board’s decision to recommend approval of the Reorganization was based on a number of factors, including those set forth below. In anticipation of and to facilitate the Reorganization, the Board also approved certain subadviser and related changes affecting the All Cap Growth Trust and Overseas Equity Trust, the respective Acquired Funds under Proposals 1 and 2. These changes became effective January 15, 2010. See “New Subadvisory Agreement for the All Cap Growth Trust” and “New Subadvisory Agreement for the Overseas Equity Trust.”
Proposal 1 — All Cap Growth Trust (Acquired Fund) into Capital Appreciation Trust (Acquiring Fund)
1.	The All Cap Growth Trust is believed by management to be unlikely to attract significant new assets due to its relative underperformance, and the Capital Appreciation Trust is believed to offer shareholders more consistent returns versus the applicable benchmark;

2.	The All Cap Growth Trust and the Capital Appreciation Trust have substantially the same investment objectives and, as of January 15, 2010, will have substantially the same principal strategies of growth investing, with a growth approach, in equity securities, including securities of foreign companies, and similar risks, and their Combination will afford shareholders of the All Cap Growth Trust continuity in investment objectives;
3.	Jennison is the subadviser to the Capital Appreciation Trust and will be the subadviser to the All Cap Growth Trust as of January 15, 2010, and the Board is generally satisfied with its management of the Capital Appreciation Trust;
4.	The Capital Appreciation Trust has outperformed the All Cap Growth Trust for the one-, three- and five-year periods ended September 30, 2009 and for the period January 1, 2009 through September 30, 2009;
5.	The Capital Appreciation Trust has outperformed its benchmark index since the fund’s inception in 2000 and has outperformed its benchmark index and peer group average for the one-, three- and five-year periods ended September 30, 2009;
6.	The Capital Appreciation Trust has advisory fee rates at each asset level that are the same or lower than those of the All Cap Growth Trust and lower expense ratios than the All Cap Growth Trust and, upon the effectiveness of the appointment of Jennison as subadviser to the All Cap Growth Trust effective January 15, 2010, those lower advisory fee rates will apply as well to the All Cap Growth Trust;
7.	The Reorganization will not result in any dilution of shareholder or contract owner values; and
8.	The Reorganization is expected to qualify as a tax-free reorganization for federal income tax purposes.
Proposal 2 — Overseas Equity Trust (Acquired Fund) into International Value Trust (Acquiring Fund)
1.	The Overseas Equity Trust is believed by management to be unlikely to attract significant new assets due to its relative underperformance, and the International Value Trust is believed to offer shareholders more consistent returns versus the applicable benchmark;
2.	The Overseas Equity Trust and the International Value Trust have substantially the same investment objectives, substantially the same principal strategies of investing, with a value approach, in equity securities of foreign companies, including companies in emerging markets, and substantially the same risks, and their Combination will afford shareholders of the Overseas Equity Trust continuity in investment objectives;
3.	Templeton is the subadviser to the International Value Trust and will be the subadviser to the Overseas Equity Trust as of January 15, 2010, and the Board is generally satisfied with its management of the International Value Trust;
4.	The International Value Trust has outperformed the Overseas Equity Trust for the one-, three-, five- and ten-year periods ended September 30, 2009 and for the period January 1, 2009 through September 30, 2009;
5.	The International Value Trust has outperformed its benchmark index since the fund’s inception in 1999 and has outperformed its peer group average for the one-, three-, five- and ten-year periods ended September 30, 2009;
6.	The International Value Trust has lower advisory fee rates at all asset levels and lower expense ratios than the Overseas Equity Trust and, upon the effectiveness of the appointment of Templeton as subadviser to the Overseas Equity Trust effective January 15, 2010, those lower advisory fee rates will apply as well to the Overseas Equity Trust;
7.	The Reorganization will not result in any dilution of shareholder or contract owner values; and
8.	The Reorganization is expected to qualify as a tax-free reorganization for federal income tax purposes.

Proposal 3 – Pacific Rim Trust (Acquired Fund) into International Equity Index Trust A (Acquiring Fund)
1.	The Pacific Rim Trust is believed by management to be unlikely to attract significant new assets due to its relative underperformance, and the International Equity Index Trust A is believed to offer shareholders more consistent returns versus the applicable benchmark;
2.	Although the Pacific Rim Trust is actively managed by its subadviser, and the International Equity Index Trust A is an index fund that is passively managed and seeks to track the performance of its benchmark index, both funds invest principally in equity securities of companies in foreign countries, including emerging markets (the International Equity Index Trust A is not subject to the regional focus of the Pacific Rim Trust), and their Combination will afford shareholders of the Pacific Rim Trust reasonable continuity in investment objectives;
3.	SSgA is the subadviser to the International Equity Index Trust A, and the Board is generally satisfied with its management of this fund;
4.	The International Equity Index Trust A has outperformed the Pacific Rim Trust for the three- and five-year periods ended September 30, 2009;
5.	The International Equity Index Trust A has outperformed its peer group average for the one-, three- and five-year periods ended September 30, 2009;
6.	The International Equity Index Trust A has lower advisory fee rates at all asset levels and lower expense ratios than the Pacific Rim Trust;
7.	The Reorganization will not result in any dilution of shareholder or contract owner values; and
8.	Although the Reorganization is not expected to qualify as a tax-free reorganization for federal income tax purposes, it is not expected to be a taxable event for contract owners.
Proposal 4 – Short Term Bond Trust (Acquired Fund) into Short Term Government Income Trust (Acquiring Fund)
1.	The Short Term Bond Trust is believed by management to be unlikely to attract significant new assets due to its relative underperformance and high volatility, and the Short Term Government Income Trust, which commenced operations on January 2, 2009, is expected to offer shareholders more consistent returns versus the applicable benchmark;
2.	The Short Term Bond Trust and the Short Term Government Income Trust have similar investment objectives (the Short Term Government Income Trust also has a secondary objective of maintaining a stable share price), similar principal strategies of investing in U.S. government and other fixed-income securities, and similar risks, and their Combination will afford shareholders of the Short Term Bond Trust reasonable continuity in investment objectives;
3.	MFC Global (U.S.) is the subadviser to the Short Term Government Income Trust, and the Board is generally satisfied with its management of this fund;
4.	While the Short Term Government Income Trust has only recently commenced operations and does not have a long performance record, accounts managed by MFC Global (U.S.) in a manner similar to its management of the Short Term Government Income Trust have outperformed their benchmark index for the period from the inception of such accounts on July 7, 2002 through September 30, 2009, and with lower volatility than the Short Term Bond Trust;
5.	The Short Term Government Income Trust has outperformed its benchmark index for the period from the inception of the former fund on January 2, 2009 through September 30, 2009;

6.	The Short Term Government Income Trust has lower advisory fee rates at current asset levels than the Short Term Bond Trust and is expected to have lower expense ratios than the Short Term Bond Trust following the Reorganization;
7.	The Reorganization will not result in any dilution of shareholder or contract owner values; and
8.	The Reorganization is expected to qualify as a tax-free reorganization for federal income tax purposes.
Proposal 5 – U.S. Government Securities Trust (Acquired Fund) into Short Term Government Income Trust (Acquiring Fund)
1.	The U.S. Government Securities Trust is believed by management to be unlikely to attract significant new assets due to its relative underperformance and high volatility, and the Short Term Government Income Trust, which commenced operations on January 2, 2009, is expected to offer shareholders more consistent returns versus the applicable benchmark;
2.	The U.S. Government Securities Trust and the Short Term Government Income Trust have substantially the same investment objectives (the Short Term Government Income Trust also has a secondary objective of maintaining a stable share price), similar principal strategies of investing in U.S. Government and other fixed-income securities, and substantially the same risks, and their Combination will afford shareholders of the U.S. Government Securities Trust continuity in investment objectives;
3.	MFC Global (U.S.) is the subadviser to the Short Term Government Income Trust, and the Board is generally satisfied with its management of this fund;
4.	While the Short Term Government Income Trust has only recently commenced operations and does not have a long performance record, accounts managed by MFC Global (U.S.) in a manner similar to its management of the Short Term Government Income Trust have outperformed their benchmark index for the period from the inception of such accounts in July 7, 2002 through September 30, 2009, with lower volatility than the U.S. Government Securities Trust;
5.	The Short Term Government Income Trust has outperformed its benchmark index for the period from the inception of the former fund on January 2, 2009 through September 30, 2009;
6.	The Short Term Government Income Trust has lower advisory fee rates at current asset levels than the U.S. Government Securities Trust and is expected to have lower expense ratios than the U.S. Government Securities Trust following the Reorganization
7.	The Reorganization will not result in any dilution of shareholder or contract owner values; and
8.	The Reorganization is expected to qualify as a tax-free reorganization for federal income tax purposes.
Description of the Securities to Be Issued
     JHT has an unlimited number of authorized shares of beneficial interest. These authorized shares may be divided into series and classes thereof. The Declaration of Trust authorizes the Board, without shareholder approval, to issue shares in different series, to create new series, to name the rights and preferences of the shareholders of each of the series, to approve mergers of series (to the extent consistent with applicable laws and regulations) and to designate a class of shares of a series as a separate series.
     The Acquired and Acquiring Funds are separate series or funds of JHT. The shares of JHT may be issued in four classes: Series I, Series II, Series III and NAV shares. Not all JHT Funds are currently authorized to or offer all classes of shares, and additional classes may be offered in the future. Currently, each of the Acquired and Acquiring Funds has Series I, Series II and NAV shares issued and outstanding, except that the Overseas Equity Trust has issued only Series II and NAV shares, the Short Term Bond Trust has issued only NAV shares and the International Equity Index Trust A does not currently but will issue NAV shares in connection with the

Reorganization. The Acquiring Funds will issue Series I, Series II and NAV shares (as applicable) in connection with the Reorganization. Each such share, when issued, will be fully paid and non-assessable and will have no preemptive rights. Series I, Series II and NAV shares may not be converted into shares of any other class.
     The Series I, Series II and NAV shares of the funds are the same except for differences in class expenses, including different Rule 12b-1 fees for the Series I and Series II shares (see “Additional Information About the Funds — Rule 12b-1 Fees” below) and, as described below, voting rights.
     All shares of each fund have equal voting rights and are voted in the aggregate, and not by class, except that shares of each class have exclusive voting rights on any matter submitted to shareholders that relates solely to the arrangement of that class and have separate voting rights when any matter is submitted to shareholders in which the interests of one class differ from the interests of any other class or when voting by class is otherwise required by law.
     Each issued and outstanding share is entitled to participate equally in dividends and distributions declared by the respective fund and upon liquidation in the net assets of the fund remaining after satisfaction of outstanding liabilities. Fractional shares have proportionate fractional rights to full shares. For these purposes and for purposes of determining the sale and redemption prices of shares, any assets or accrued liabilities that are not clearly allocable to a particular fund will be allocated in the manner determined by the Board.
     The expenses of each fund are borne by its Series I, Series II, Series III and NAV shares (as applicable) based on the net assets of the fund attributable to shares of each class. Notwithstanding the foregoing, “class expenses” are allocated to each class. “Class expenses” for each fund include the Rule 12b-1 fees (if any) paid with respect to a class and other expenses which JHIMS as investment adviser to each Fund determines are properly allocable to a particular class. JHIMS will make such allocations in such manner and using such methodology as it determines to be reasonably appropriate. JHIMS’ determination is subject to ratification or approval by the Board. The kinds of expenses that JHIMS may determine are properly allocable to a particular class include the following: (i) printing and postage expenses related to preparing and distributing to the shareholders of a specific class (or owners of contracts funded by shares of such class) materials such as shareholder reports, prospectuses and proxies; (ii) professional fees relating solely to such class; (iii) Trustees’ fees, including independent counsel fees, relating specifically to one class; and (iv) expenses associated with meetings of shareholders of a particular class.
Federal Income Tax Consequences
     As a condition to the consummation of the Reorganization, JHT will have received one or more opinions of Dykema Gossett PLLC to the effect that, based on the facts and assumptions stated therein, for federal income tax purposes:
     (A) with respect to each of the four transactions involving, respectively, (i) the All Cap Growth Trust (Acquired Fund) and Capital Appreciation Trust (Acquiring Fund), (ii) the Overseas Equity Trust (Acquired Fund) and International Value Trust (the Acquiring Fund), (iii) the Short-Term Bond Trust (Acquired Fund) and Short Term Government Income Trust (Acquiring Fund) and (iv) the U.S. Government Securities Trust (Acquired Fund) and Short Term Government Income Trust (Acquiring Fund): (1) the Reorganization will qualify as a reorganization within the meaning of Section 368(a)(1) of the Code with respect to the Acquired and Acquiring Funds; (2) no gain or loss will be recognized by the Acquired or the Acquiring Fund upon the transfer of all of the assets, subject to the liabilities, if any, of the Acquired Fund to the Acquiring Fund solely in exchange for shares of the Acquiring Fund; (3) no gain or loss will be recognized by shareholders of the Acquired Fund upon the exchange of such Fund’s shares solely for shares of the Acquiring Fund; (4) the aggregate tax basis of the shares of the Acquiring Fund received by each holder of shares of the Acquired Fund pursuant to the Reorganization will be the same as the aggregate tax basis of the shares of the Acquired Fund held by the shareholder immediately prior to the Reorganization; (5) the holding period of the shares of the Acquiring Fund received by each holder of shares of the Acquired Fund pursuant to the Reorganization will include the holding period of the shares of the Acquired Fund held by the shareholder (provided the shares of the Acquired Fund were held as a capital asset on the date of the Reorganization) immediately prior to the Reorganization; (6) the tax basis of the assets of the Acquired Fund acquired by the Acquiring Fund will be the same as the tax basis of those assets of the Acquired Fund immediately prior to the Reorganization; and (7) the holding period of the assets of the Acquired Fund acquired by the Acquiring

Fund will include the holding period of those assets of the Acquired Fund immediately prior to the Reorganization; and
     (B) with respect to the transaction involving the Pacific Rim Trust (Acquired Fund) and International Equity Index Trust A (Acquiring Fund): (1) the transaction will not qualify as a tax-free reorganization under Section 368 of the Code, and will be treated as a taxable transaction; (2) the Acquired Fund will recognize gain or loss on each of its assets transferred to the Acquiring Fund equal to the difference between (i) the fair market value of the Acquiring Fund’s shares received in the exchange for such assets and (ii) the adjusted basis of such assets; (3) the Acquired Fund will be entitled to a deduction for dividends paid to its shareholders in an amount sufficient to offset its regulated investment company taxable income and its capital gains and therefore will not incur any federal income tax liability for its last complete year ending on the date of the Reorganization; (4) the Acquiring Fund will not recognize gain or loss upon the receipt of the assets of the Acquired Fund; (5) the basis of the assets acquired by the Acquiring Fund will be the fair market value of such assets as of the Effective Time of the Reorganization; (6) the Acquiring Fund’s holding period for the assets acquired from the Acquired Fund will start as of the Effective Time of the Reorganization; (7) the shareholders of the Acquired Fund will recognize gain or loss upon the exchange of shares of the Acquired Fund for shares of the Acquiring Fund pursuant to the Reorganization based upon the difference, if any, between their tax basis in such shares of the Acquired Fund and the fair market value of the Acquiring Fund shares received in exchange; (8) the basis of the shares of the Acquiring Fund received by the former shareholders of the Acquired Fund will be the fair market value of the shares of the Acquiring Fund as of the Effective Time of the Reorganization; (9) the holding period of the former shareholders of the Acquired Fund for their shares of the Acquiring Fund will start as of the Effective Time of the Reorganization; and (10) if the variable contracts and the insurance companies issuing them are properly structured under the insurance company provisions of the Code, the Reorganization will not be a taxable event for contract owners whose contract values are determined by investment in shares of the Acquired Fund.
     Neither JHT nor the Acquired and Acquiring Funds have sought a tax ruling from the Internal Revenue Service (“IRS”), but each is acting in reliance upon the opinion(s) of counsel discussed in the previous paragraph. The opinion(s) are not binding on the IRS and do not preclude the IRS from adopting a contrary position. Contract owners should consult their own tax advisors concerning the potential tax consequences, including state and local income taxes.
     Capital Loss Carry Forwards. As of June 30, 2009, the following Acquired Funds had capital loss carry forwards in the approximate amounts indicated: All Cap Growth Trust — $114,182,032; Overseas Equity Trust — $72,535,654; Pacific Rim Trust — $11,218,076; Short Term Bond Trust — $9,842,756; and U.S. Government Securities Trust — $0. As of the Exchange Date, these capital loss carry forwards could be greater or less.
     With respect to the transactions described in (A) above, which are expected to be tax-free reorganizations, the amount of an Acquired Fund’s capital loss carry forward, if any, as of the Exchange Date may be available to its corresponding Acquiring Fund to offset its capital gains, although the amount of offsetting losses available in any given year may be limited. As a result of this limitation, an Acquiring Fund may not be able to use these losses as rapidly as the Acquired Fund might have, and part of these losses may not be useable at all. The ability of an Acquiring Fund to use the accumulated capital loss carry forward in the future depends upon a variety of factors that cannot be known in advance, including the existence of capital gains against which these losses may be offset. After the Reorganization, the benefits of any capital loss carry forward of an Acquired Fund that are available to its corresponding Acquiring Fund will inure to the benefit of all of the shareholders of the Acquiring Fund.
     With respect to the transaction described in (B) above, which is not expected to qualify as a tax-free reorganization, the amount of the Acquired Fund’s capital loss carry forward, if any, as of the Exchange Date will not be available to its corresponding Acquiring Fund to offset its capital gains.
CAPITALIZATION
     The following tables show as of June 30, 2009 and with respect to each of Proposals 1 through 5: (1) the capitalization of the Acquired Fund; (2) the capitalization of the Acquiring Fund; and (3) the pro forma combined capitalization of the Acquiring Fund as if the Reorganization had occurred as of that date, adjusted to reflect the expenses of the Reorganization. With respect to each of Proposals 4 and 5, the tables also show as of that date: (1)

the capitalization of the second JHT fund that is proposed to be combined into the Acquiring Fund; and (2) the pro forma combined capitalization of the Acquiring Fund assuming that the Combinations under both Proposals 4 and 5 had occurred as of that date. The tables do not show the actual numbers of shares of the Acquiring Funds to be issued in connection with the Reorganization which will depend upon the net asset value and number of shares outstanding of each Acquired and Acquiring Fund at the time of the Reorganization.
Proposal 1 (1)

			Net Asset	Shares
Funds		Net Assets	Value Per Share	Outstanding
(1) All Cap Growth Trust	—Series I	$85,968,157	$11.83	7,264,848
(Acquired Fund)	—Series II	$11,902,686	$11.71	1,016,114
	—NAV	$1,216,306	$11.84	102,696

	Total	$99,087,149		8,383,658

(2) Capital Appreciation Trust	—Series I	$117,833,559	$7.17	16,438,918
(Acquiring Fund)	—Series II	$59,030,818	$7.11	8,307,487
	—NAV	$629,457,664	$7.17	87,814,226

	Total	$806,322,041		112,560,631

Reduction in net assets and decrease in net asset values per share to reflect the estimated expenses of the Reorganization, and increase in outstanding shares relative to net asset value upon the Reorganization.	—Series I	$(63,498)	$(0.01)	4,716,276
	—Series II	$(8,791)	$(0.01)	656,726
	—NAV	$(899)	$(0.01)	66,817

	Total	$(73,188)		5,439,819

(3) Capital Appreciation Trust	—Series I	$203,738,218	$7.17	28,420,042
(Acquiring Fund)	—Series II	$70,924,713	$7.11	9,980,327
(pro forma assuming Combination of (1) and (2))	—NAV	$630,673,071	$7.17	87,983,739

	Total	$905,336,002		126,384,108

(1)	The expenses of the Combination under Proposal 1 will be borne by the Acquired Fund.
Proposal 2 (1)

			Net Asset	Shares
Funds		Net Assets	Value Per Share	Outstanding
(1) Overseas Equity Trust	—Series II	$3,189,681	$7.85	406,344
(Acquired Fund)	—NAV	$136,671,946	$7.81	17,510,113

	Total	$139,861,627		17,916,457

(2) International Value Trust	—Series I	$153,238,690	$9.30	16,478,677
(Acquiring Fund)	—Series II	$117,203,285	$9.28	12,635,510
	—NAV	$461,471,629	$9.25	49,897,951

	Total	$731,913,604		79,012,138

Reduction in net assets to reflect the estimated expenses of the Reorganization and estimated portfolio transitioning costs, and decrease in outstanding shares relative to net asset value upon the Reorganization.
	—Series I	N/A	N/A	N/A
	—Series II	$(1,629)	$(0.03)	(62,804)
	—NAV	$(69,890)	$(0.03)	(2,742,323)

	Total	$(71,519)		(2,805,127)

			Net Asset	Shares
Funds		Net Assets	Value Per Share	Outstanding
(3) International Value Trust	—Series I	$153,238,690	$9.30	16,478,677
(Acquiring Fund) (Pro forma assuming Combination of (1) and (2))	—Series II	$120,391,337	$9.28	12,979,050
	—NAV	$598,073,685	$9.25	64,665,741

	Total	$871,703,712		94,123,468

(1)	The expenses of the Combination under Proposal 2 will be borne by the Acquired Fund.
Proposal 3 (1)

			Net Asset	Shares
Funds		Net Assets	Value Per Share	Outstanding
(1) Pacific Rim Trust	—Series I	$59,289,190	$6.65	8,919,429
(Acquired Fund)	—Series II	$21,076,468	$6.63	3,178,437
	—NAV	$8,686,305	$6.69	1,299,034

	Total	$89,051,963		13,396,900

(2) International Equity Index Trust A	—Series I	$180,186,679	$13.31	13,533,066
(Acquiring Fund)	—Series II	$15,676,392	$13.31	1,177,510
	—NAV	$412,735,698	$13.29	31,049,720

	Total	$608,598,769		45,760,296

Reduction in net assets and decrease in net asset values per share to reflect the estimated expenses of the Reorganization, and decrease in outstanding shares relative to net asset value upon the Reorganization.	—Series I	$(204,218)	$(0.05)	(4,467,250)
	—Series II	$(72,335)	$(0.05)	(1,595,748)
	—NAV	$(29,796)	$(0.05)	(645,774)

	Total	$(306,349)		(6,708,772)

(3) International Equity Index Trust A	—Series I	$239,445,178	$13.31	17,985,245
(Acquiring Fund) (pro forma assuming Combination of (1) and (2))	—Series II	$36,741,989	$13.31	2,760,199
	—NAV	$421,417,525	$13.29	31,702,980

	Total	$697,604,692		52,448,424

(1)	The expenses of the Combination under Proposal 3 will be borne by the Acquired Fund.
Proposal 4 (1)

			Net Asset	Shares
Funds		Net Assets	Value Per Share	Outstanding
(1) Short Term Bond Trust	—NAV	$91,947,357	$7.42	12,392,669

(Acquired Fund)	Total	$91,947,357		12,392,669

(2) U.S. Government Securities	—Series I	$131,136,306	$12.13	10,809,456
Trust (Acquiring Fund under Proposal 5)	—Series II	$93,707,420	$12.14	7,719,783
	—NAV	$104,012,665	$12.09	8,604,970

	Total	$328,856,391		27,134,209

			Net Asset	Shares
Funds		Net Assets	Value Per Share	Outstanding
(3) Short Term Government Income Trust	—Series I
(Acquiring Fund)	—Series II
	—NAV	$14,130,384	$12.61	1,120,633

	Total	$14,130,384		1,120,633

Reduction in net assets to reflect the estimated expenses of the	—Series I	—	—
Reorganization and estimated portfolio transitioning costs, and	—Series II	—	—
decrease in outstanding shares relative to net asset value upon the Reorganization.	—NAV	$(196,411)	$(0.04)	(5,103,260)

	Total	$(196,411)		(5,103,260)

(4) Short Term Government Income Trust	—Series I
(Acquiring Fund)	—Series II
(pro forma assuming Combination of (1) and (3))	—NAV	$105,881,331	$12.59	8,410,042

	Total	$105,881,331		8,410,042

Reduction in net assets to reflect the estimated expenses of the	—Series I	$(42,371)	—	(372,041)
Reorganization and estimated portfolio transitioning costs, and	—Series II	$(30,245)	—	(261,409)
decrease in outstanding shares relative to net asset value upon the Reorganization.	—NAV	$(264,307)	$(0.05)	(5,412,231)

	Total	$(336,923)		(6,045,681)

(5) Short Term Government Income Trust	—Series I	$131,093,935	$12.56	10,437,415
(Acquiring Fund)	—Series II	$93,677,175	$12.56	7,458,374
(pro forma assuming Combination of (1), (2) and (3))	—NAV	$209,826,099	$12.56	16,706,041

	Total	$434,597,209		34,601,830

(1)	The expenses of the Combination under Proposal 4 will be allocated between the Acquired and Acquiring Funds on a relative net asset basis.
Proposal 5 (1)

			Net Asset	Shares
Funds		Net Assets	Value Per Share	Outstanding
(1) U.S. Government Securities Trust	—Series I	$131,136,306	$12.13	10,809,456
(Acquired Fund)	—Series II	$93,707,420	$12.14	7,719,783
	—NAV	$104,012,665	$12.09	8,604,970

	Total	$328,856,391		27,134,209

(2) Short Term Bond Trust (Acquired Fund under Proposal 4)	—NAV	$91,947,357	$7.42	12,392,669

	Total	$91,947,357		12,392,669

			Net Asset	Shares
Funds		Net Assets	Value Per Share	Outstanding
(3) Short Term Government Income Trust	—Series I
(Acquiring Fund)	—Series II
	—NAV	$14,130,384	$12.61	1,120,633

	Total	$14,130,384		1,120,633

Reduction in net assets to reflect the estimated expenses of the	—Series I	$(42,371)	—	(388,634)
Reorganization and estimated portfolio transitioning costs, and	—Series II	$(30,245)	—	(273,267)
decrease in outstanding shares relative to net asset value upon the Reorganization.	—NAV	$(67,896)	$(0.17)	(339,544)

	Total	$(140,512)		(1,001,445)

(4) Short Term Government Income Trust	—Series I	$131,093,935	$12.58	10,420,822
(Acquiring Fund)	—Series II	$93,677,175	$12.58	7,446,516
(pro forma assuming Combination of (1) and (3))	—NAV	$118,075,153	$12.58	9,386,059

	Total	$342,846,263		27,253,397

Reduction in net assets to reflect the estimated expenses of the	—Series I	$(42,371)	—	(372,041)
Reorganization and estimated portfolio transitioning costs, and	—Series II	$(30,245)	—	(261,409)
decrease in outstanding shares relative to net asset value upon the Reorganization.	—NAV	$(264,307)	$(0.05)	(5,412,231)

	Total	$(336,923)		(6,045,681)

(5) Short Term Government Income Trust	—Series I	$131,093,935	$12.56	10,437,415
(Acquiring Fund)	—Series II	$93,677,175	$12.56	7,458,374
(pro forma assuming Combination of (1), (2) and (3))	—NAV	$209,826,099	$12.56	16,706,041

	Total	$434,597,209		34,601,830

(1)	The expenses of the Combination under Proposal 5 will be allocated between the Acquired and Acquiring Funds on a relative net asset basis.
ADDITIONAL INFORMATION ABOUT THE FUNDS
Principal Risks of Investing in the Funds
     The principal risks of investing in the Acquired and Acquiring Funds are further described below. Unless otherwise indicated below or in the fund descriptions above, the Acquired and Acquiring Funds may invest in all the types of securities described. The value of an individual security or a particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.
Market Events
     Recent events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. These events have included, but are not limited to, the U.S. government’s placement of Fannie Mae and Freddie Mac under conservatorship (see “Investment Policies —U.S. Government and Government Agency Obligations — U.S. Instrumentality Obligations”), the bankruptcy filings of Lehman Brothers, Chrysler and General Motors, the sale of Merrill Lynch to Bank of America, the U.S. Government support of American International Group and Citigroup, the sale of Wachovia to Wells Fargo, reports of credit and liquidity issues involving certain money market mutual funds, and emergency measures by the U.S. and foreign governments banning short-selling. Both domestic and foreign equity markets have experienced increased volatility and turmoil, with issuers that have exposure to the real estate, mortgage and credit markets particularly affected, and it is uncertain whether or for how long these conditions will continue. In addition to the unprecedented volatility in financial markets, the reduced liquidity in credit and fixed-income markets may adversely affect many issuers worldwide. This reduced liquidity may result in less money being available to purchase raw materials, goods and services from emerging markets, which may, in turn, bring down the prices of these economic staples. It may also result in emerging market issuers having more difficulty obtaining financing, which may, in turn, cause a decline in their stock prices. These events and possible continuing market volatility may have an adverse effect on the funds.
Active management risk
     Funds that are not index funds are actively managed by their subadvisers. The performance of a fund that is actively managed will reflect in part the ability of its portfolio manager(s) to make investment decisions that are suited to achieving a fund’s investment objective. If the subadvisers’ investment strategies do not perform as expected, the funds could underperform other mutual funds with similar investment objectives or lose money.
Convertible securities risk
     Convertible securities generally offer lower interest or dividend yields than non-convertible fixed-income securities of similar credit quality because of the potential for capital appreciation. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. However, a convertible security’s market value also tends to reflect the market price of common stock of the issuing company, particularly when that stock price is greater than the convertible security’s “conversion price.” The conversion price is defined as the predetermined price or exchange ratio at which the convertible security can be converted or exchanged for the underlying common stock. As the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security, Thus, it may not decline in price to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, convertible securities generally entail less risk than its common stock. However, convertible securities fall below debt obligations of the same issuer in order of preference or priority in the event of a liquidation and typically are unrated or rated lower than such debt obligations.
Credit and counterparty risk
     This is the risk that the issuer or guarantor of a fixed-income security, the counterparty to an OTC derivatives contract (see “Hedging, derivatives and other strategic transactions risk”) or a borrower of a fund’s securities, will be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Credit risk associated with investments in fixed-income securities relates to the ability of the issuer to make scheduled payments of principal and interest on an obligation. The funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit ratings downgraded or will default, potentially reducing the fund’s share price and income level. Nearly all fixed-income securities are subject to some credit risk, which may vary depending upon whether the issuers of the securities are corporations or domestic or foreign governments or their sub-divisions or instrumentalities. U.S. government securities are subject to varying degrees of credit risk depending upon whether the securities are supported by the full faith and credit of the United States, supported by the ability to borrow from the U.S. Treasury, supported only by the credit of the issuing U.S. government agency, instrumentality, corporation or otherwise supported by the United States. For example, issuers of many types of U.S. government securities (e.g., the Federal Home Loan Mortgage Corporation (“Freddie Mac”), Federal National Mortgage Association (“Fannie Mae”) and Federal Home Loan Banks (“FHLBs”), although chartered or sponsored by Congress, are not funded by Congressional appropriations, and their fixed-income securities, including asset-backed and mortgage-backed securities, are neither guaranteed nor insured by the U.S. government. As a result, these securities are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States (e.g., U.S. Treasury bonds). When a fixed-income security is not rated, a subadviser may have to assess the risk of the security itself. Asset-backed securities, whose principal and interest payments are supported by pools of other assets, such as credit card receivables and automobile loans, are subject to further risks, including the risk that the obligors of the underlying assets default on payment of those assets.
     Funds that invest in below investment-grade securities (also called junk bonds), which are fixed-income securities rated lower than “Baa” by Moody’s or “BBB” by Standard & Poor’s (“S&P”), or determined by a subadviser to be of comparable quality to securities so rated, are subject to increased credit risk. The sovereign debt of many foreign governments, including their sub-divisions and instrumentalities, falls into this category. Below investment-grade securities offer the potential for higher investment returns than higher-rated securities, but they carry greater credit risk: their issuers’ continuing ability to meet principal and interest payments is considered speculative and they are more susceptible to real or perceived adverse economic and competitive industry conditions and may be less liquid than higher-rated securities.

     In addition, a fund is exposed to credit risk to the extent it makes use of OTC derivatives (such as forward foreign currency contracts and/or swap contracts) and engages to a significant extent in the lending of fund securities or the use of repurchase agreements. OTC derivatives transactions can only be closed out with the other party to the transaction. If the counterparty defaults, a fund will have contractual remedies, but there is no assurance that the counterparty will be able to meet its contractual obligations or that, in the event of default, a fund will succeed in enforcing them. A fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the fund has incurred the costs of litigation. While a subadviser intends to monitor the creditworthiness of contract counterparties, there can be no assurance that the counterparty will be in a position to meet its obligations, especially during unusually adverse market conditions.
Equity securities risk
     Equity securities include common, preferred and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a fund investing in equities. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. The value of equity securities purchased by a fund could decline if the financial condition of the companies in which the funds are invested in decline or if overall market and economic conditions deteriorate. Even funds that invest in high quality or “blue chip” equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to changes in the marketplace.
     The funds may maintain substantial exposure to equities and generally do not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subjects the funds to unpredictable declines in the value of their investments, as well as periods of poor performance.
     Value Investing Risk. Certain equity securities (generally referred to as “value securities”) are purchased primarily because they are selling at prices below what a subadviser believes to be their fundamental value and not necessarily because the issuing companies are expected to experience significant earnings growth. The funds bear the risk that the companies that issued these securities may not overcome the adverse business developments or other factors causing their securities to be perceived by the subadvisers to be under-priced or that the market may never come to recognize their fundamental value. A value stock may not increase in price, as anticipated by the subadviser investing in such securities, if other investors fail to recognize the company’s value and bid up the price or invest in markets favoring faster growing companies. A fund’s strategy of investing in value stocks also carries the risk that in certain markets value stocks will underperform growth stocks.
     Growth Investing Risk. Certain equity securities (generally referred to as “growth securities”) are purchased primarily because a subadviser believes that these securities will experience relatively rapid earnings growth. Growth securities typically trade at higher multiples of current earnings than other securities. Growth securities are often more sensitive to market fluctuations than other securities because their market prices are highly sensitive to future earnings expectations. At times when it appears that these expectations may not be met, growth stock prices typically fall.
Exchange traded funds (ETFs) risk
     These are a type of investment company bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market index. A fund could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees which increase their costs.

Fixed-income securities risk
     Fixed-income securities are generally subject to two principal types of risks: (a) interest rate risk and (b) credit quality risk.
     Interest Rate Risk. Fixed-income securities are affected by changes in interest rates. When interest rates decline, the market value of the fixed-income securities generally can be expected to rise. Conversely, when interest rates rise, the market value of fixed-income securities generally can be expected to decline. The longer the duration or maturity of a fixed-income security, the more susceptible it is to interest rate risk.
     Credit Quality Risk. Fixed-income securities are subject to the risk that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments. If the credit quality of a fixed-income security deteriorates after a fund has purchased the security, the market value of the security may decrease and lead to a decrease in the value of the fund’s investments. Funds that may invest in lower rated fixed-income securities commonly referred to as “junk” securities are riskier than funds that may invest in higher rated fixed-income securities. Additional information on the risks of investing in investment grade fixed-income securities in the lowest rating category and lower rated fixed-income securities is set forth below.
     Investment Grade Fixed-Income Securities in the Lowest Rating Category Risk. Investment grade fixed-income securities in the lowest rating category (rated “Baa” by Moody’s or “BBB” by S&P and comparable unrated securities) involve a higher degree of risk than fixed-income securities in the higher rating categories. While such securities are considered investment grade quality and are deemed to have adequate capacity for payment of principal and interest, such securities lack outstanding investment characteristics and have speculative characteristics as well. For example, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade securities.
     Lower Rated Fixed-Income Securities Risk and High Yield Securities Risk. Lower rated fixed- income securities are defined as securities rated below investment grade (rated “Ba” and below by Moody’s and “BB” and below by S&P) (also called junk bonds). The general risks of investing in these securities are as follows:
     Risk to Principal and Income. Investing in lower rated fixed-income securities is considered speculative. While these securities generally provide greater income potential than investments in higher rated securities, there is a greater risk that principal and interest payments will not be made. Issuers of these securities may even go into default or become bankrupt.
     Price Volatility. The price of lower rated fixed-income securities may be more volatile than securities in the higher rating categories. This volatility may increase during periods of economic uncertainty or change. The price of these securities is affected more than higher rated fixed-income securities by the market’s perception of their credit quality, especially during times of adverse publicity. In the past, economic downturns or an increase in interest rates have, at times, caused more defaults by issuers of these securities and may do so in the future. Economic downturns and increases in interest rates have an even greater affect on highly leveraged issuers of these securities.
     Liquidity. The market for lower rated fixed-income securities may have more limited trading than the market for investment grade fixed-income securities. Therefore, it may be more difficult to sell these securities and these securities may have to be sold at prices below their market value in order to meet redemption requests or to respond to changes in market conditions.
     Dependence on Subadviser’s Own Credit Analysis. While a subadviser may rely on ratings by established credit rating agencies, it will also supplement such ratings with its own independent review of the credit quality of the issuer. Therefore, the assessment of the credit risk of lower rated fixed-income securities is more dependent on the subadviser’s evaluation than the assessment of the credit risk of higher rated securities.
     Additional Risks Regarding Lower Rated Corporate Fixed-Income Securities. Lower rated corporate debt securities (and comparable unrated securities) tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated corporate fixed-income securities. Issuers of lower rated corporate debt securities may also be highly leveraged, increasing the risk that principal and income will not be repaid.

     Additional Risks Regarding Lower Rated Foreign Government Fixed-Income Securities. Lower rated foreign government fixed-income securities are subject to the risks of investing in emerging market countries described under “Foreign securities risk.” In addition, the ability and willingness of a foreign government to make payments on debt when due may be affected by the prevailing economic and political conditions within the country. Emerging market countries may experience high inflation, interest rates and unemployment as well as exchange rate trade difficulties and political uncertainty or instability. These factors increase the risk that a foreign government will not make payments when due.
     Prepayment of principal. Many types of debt securities, including floating rate loans, are subject to prepayment risk. Prepayment risk occurs when the issuer of a security can repay principal prior to the security’s maturity. Securities subject to prepayment risk can offer less potential for gains when the credit quality of the issuer improves.
Foreign securities risk
     Funds that invest in securities traded principally in securities markets outside the United States are subject to additional and more varied risks, as the value of foreign securities may change more rapidly and extremely than the value of U.S. securities. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities may not be subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. There are generally higher commission rates on foreign portfolio transactions, transfer taxes, higher custodial costs and the possibility that foreign taxes will be charged on dividends and interest payable on foreign securities. Also, for lesser developed countries, nationalization, expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country), political changes or diplomatic developments could adversely affect a fund’s investments. In the event of nationalization, expropriation or other confiscation, a fund could lose its entire investment in a foreign security. All funds that invest in foreign securities are subject to these risks. Some of the foreign risks are also applicable to the other funds because they may invest a material portion of their assets in securities of foreign issuers traded in the U.S.
     In addition, funds that invest a significant portion of their assets in the securities of issuers based in countries with “emerging market” economies are subject to greater levels of foreign investment risk than funds investing primarily in more developed foreign markets, since emerging market securities may present market, credit, currency, liquidity, legal, political and other risks greater than, or in addition to, risks of investing in developed foreign countries. These risks include: high currency exchange rate fluctuations; increased risk of default (including both government and private issuers); greater social, economic, and political uncertainty and instability (including the risk of war); more substantial governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; controls on foreign investment and limitations on repatriation of invested capital and on a fund’s ability to exchange local currencies for U.S. dollars; unavailability of currency hedging techniques in certain emerging market countries; the fact that companies in emerging market countries may be newly organized and may be smaller and less seasoned; the difference in, or lack of, auditing and financial reporting standards, which may result in unavailability of material information about issuers; different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions; difficulties in obtaining and/or enforcing legal judgments in foreign jurisdictions; and significantly smaller market capitalizations of emerging market issuers.
     Currency Risk. Currency risk is the risk that fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active investment position, will decline in value relative to the U.S. dollar and, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly for a number of reasons, including the forces of supply and demand in the foreign exchange markets, actual or perceived changes in interest rates, and intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments in the U.S. or abroad. Certain funds may engage in proxy hedging of currencies by entering into derivative transactions with respect to a currency whose value is expected to correlate to the value of a currency the fund owns or wants to own. This presents the risk that the two currencies may not move in relation to one another as expected. In that case, the fund could lose money on its investment and also lose money on the position designed to act as a proxy hedge. Certain funds may also take active currency positions and may cross-hedge currency exposure represented by their securities into another foreign currency. This may result in a fund’s currency exposure being substantially different than that suggested by its securities investments. All funds with foreign currency holdings and/or that invest or trade in securities denominated in foreign currencies or related derivative instruments may be adversely affected by changes in foreign currency exchange rates. Derivative foreign currency transactions (such as futures, forwards and swaps) may also involve leveraging risk, in addition to currency risk. Leverage may disproportionately increase a fund’s portfolio losses and reduce opportunities for gain when interest rates, stock prices or currency rates are changing.
Hedging, derivatives and other strategic transactions risk
     The ability of a fund to utilize hedging and other strategic transactions successfully will depend in part on its subadviser’s ability to predict pertinent market movements, and market risk, counterparty risk, credit risk, interest risk, and other risk factors, none of which can be assured. The skills required to successfully utilize hedging and other strategic transactions are different from those needed to select a fund’s securities. Even if the subadviser only uses hedging and other strategic transactions in a fund primarily for hedging purposes or to gain exposure to a particular securities market, if the transaction is not successful it could result in a significant loss to a fund. These transactions may also increase the volatility of a fund and may involve a small investment of cash relative to the magnitude of the risks assumed, thereby magnifying the impact of any resulting gain or loss. For example, the potential loss from the use of futures can exceed a fund’s initial investment in such contracts. In addition, these transactions could result in a loss to a fund if the counterparty to the transaction does not perform as promised.
     A fund may invest in derivatives, which are financial contracts with a value that depends on, or is derived from, the value of underlying assets, reference rates or indexes. Derivatives may relate to stocks, bonds, interest rates, currencies or currency exchange rates and related indexes. Funds may use derivatives for many purposes, including for hedging, and as a substitute for direct investment in securities or other assets. Funds also may use derivatives as a way to adjust efficiently the exposure of the funds to various securities, markets and currencies without the funds actually having to sell existing investments and make new investments. This generally will be done when the adjustment is expected to be relatively temporary or in anticipation of effecting the sale of fund assets and making new investments over time. For a description of the various derivative instruments the funds may utilize, refer to the SAI.
     The use of derivative instruments may involve risks different from, or potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of derivative instruments exposes a fund to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction, although either party may engage in an offsetting transaction that puts that party in the same economic position as if it had closed out the transaction with the counterparty or may obtain the other party’s consent to assign the transaction to a third party. If the counterparty defaults, the fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that, in the event of default, the fund will succeed in enforcing them. For example, because the contract for each OTC derivatives transaction is individually negotiated with a specific counterparty, a fund is subject to the risk that a counterparty may interpret contractual terms (e.g., the definition of default) differently than the fund when the fund seeks to enforce its contractual rights. If that occurs, the cost and unpredictability of the legal proceedings required for the fund to enforce its contractual rights may lead it to decide not to pursue its claims against the counterparty. The fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the fund has incurred the costs of litigation. While a subadviser intends to monitor the creditworthiness of counterparties, there can be no assurance that a counterparty will meet its obligations, especially during unusually adverse market conditions. To the extent a fund contracts with a limited number of counterparties, the fund’s risk will be concentrated and events that affect the creditworthiness of any of those counterparties may have a pronounced effect on the fund. Derivatives also are subject to a number of risks described elsewhere in this section, including market risk and liquidity risk. Since the value of derivatives is calculated and derived from the value of other assets, instruments or references, there is a risk that they will be improperly valued. Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets rates, or indexes they are designed to hedge or closely track. Suitable derivative transactions may not be available in all circumstances. In addition, a subadviser may determine not to use derivatives to hedge or otherwise reduce risk exposure.

     A detailed discussion of various hedging and other strategic transactions, including applicable regulations of the Commodity Futures Trading Commission and the requirement to segregate assets with respect to these transactions, appears in the SAI. To the extent a fund utilizes hedging and other strategic transactions, it will be subject to the same risks.
High portfolio turnover risk
     A high level of portfolio turnover may have a negative impact on performance by increasing transaction costs which must be borne directly by a fund. The portfolio turnover rate of a fund may vary from year to year, as well as within a year.
Index management risk
     Certain factors may cause a fund that is an index fund to track its target index less closely. For example, a subadviser may select securities that are not fully representative of the index, and the fund’s transaction expenses, and the size and timing of its cash flows, may result in the fund’s performance being different than that of its index. Moreover, the fund will generally reflect the performance of its target index even when the index does not perform well.
Initial public offerings (IPOs) risk
     Certain funds may invest a portion of their assets in shares of IPOs. IPOs may have a magnified impact on the performance of a fund with a small asset base. The impact of IPOs on a fund’s performance likely will decrease as the fund’s asset size increases, which could reduce the fund’s returns. IPOs may not be consistently available to a fund for investing, particularly as the fund’s asset base grows. IPO shares frequently are volatile in price due to the absence of a prior public market, the small number of shares available for trading and limited information about the issuer. Therefore, a fund may hold IPO shares for a very short period of time. This may increase the turnover of a fund and may lead to increased expenses for a fund, such as commissions and transaction costs. In addition, IPO shares can experience an immediate drop in value if the demand for the securities does not continue to support the offering price.
Investment company securities risk
     A fund may invest in securities of other investment companies. The total return on such investments will be reduced by the operating expenses and fees of such other investment companies, including advisory fees. Investments in closed-end funds may involve the payment of substantial premiums above the value of such investment companies’ portfolio securities.
Issuer risk
     An issuer of a security purchased by a fund may perform poorly, and, therefore, the value of its stocks and bonds may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.
Large company risk
     Larger more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
Liquidity risk
     A fund is exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the fund’s ability to sell particular securities or close derivative positions at an advantageous price. Funds with principal investment strategies that involve investments in securities of companies with smaller market capitalizations, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. Exposure to liquidity risk may be heightened for funds which invest in emerging markets and related derivatives that are not widely traded and that may be subject to purchase and sale restrictions.

Medium and smaller company risk
     Market risk and liquidity risk may be pronounced for securities of companies with medium sized market capitalizations and are particularly pronounced for securities of companies with smaller market capitalizations. These companies may have limited product lines, markets, or financial resources or they may depend on a few key employees. The securities of companies with medium and smaller market capitalizations may trade less frequently and in lesser volume than more widely held securities and their value may fluctuate more sharply than the more widely-held securities. Medium and smaller companies may also trade in the OTC market or on a regional exchange, or may otherwise have limited liquidity. Investments in less seasoned companies with medium and smaller market capitalizations may present greater opportunities for growth and capital appreciation, but also involve greater risks than customarily are associated with more established companies with larger market capitalizations. These risks apply to all funds that invest in the securities of companies with smaller market capitalizations, each of which primarily makes investments in companies with smaller or medium sized market capitalizations.
Mortgage-backed and asset-backed securities risk
     Mortgage-Backed Securities. Mortgage-backed securities represent participating interests in pools of residential mortgage loans, some of which are guaranteed by the U.S. Government, its agencies or instrumentalities. However, the guarantee of these types of securities relates to the principal and interest payments and not the market value of such securities. In addition, the guarantee only relates to the mortgage-backed securities held by a fund and not the purchase of shares of the fund.
     Mortgage-backed securities are issued by lenders such as mortgage banks, commercial banks, and savings and loan associations. Such securities differ from conventional debt securities which provide for the periodic payment of interest in fixed amounts (usually semiannually) with principal payments at maturity or on specified dates. Mortgage-backed securities provide periodic payments which are, in effect, a “pass-through” of the interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans. A mortgage-backed security will mature when all the mortgages in the pool mature or are prepaid. Therefore, mortgage-backed securities do not have a fixed maturity, and their expected maturities may vary when interest rates raise or fall.
     When interest rates fall, homeowners are more likely to prepay their mortgage loans. An increased rate of prepayments on the fund’s mortgage-backed securities will result in an unforeseen loss of interest income to the fund as the fund may be required to reinvest assets at a lower interest rate. Because prepayments increase when interest rates fall, the prices of mortgaged-backed securities do not increase as much as other fixed-income securities when interest rates fall.
     When interest rates rise, homeowners are less likely to prepay their mortgages loans. A decreased rate of prepayments lengthens the expected maturity of a mortgage-backed security. Therefore, the prices of mortgage-backed securities may decrease more than prices of other fixed-income securities when interest rates rise.
     The yield of mortgage-backed securities is based on the average life of the underlying pool of mortgage loans. The actual life of any particular pool may be shortened by unscheduled or early payments of principal and interest. Principal prepayments may result from the sale of the underlying property or the refinancing or foreclosure of underlying mortgages. The occurrence of prepayments is affected by a wide range of economic, demographic and social factors and, accordingly, it is not possible to accurately predict the average life of a particular pool. The actual prepayment experience of a pool of mortgage loans may cause the yield realized by the fund to differ from the yield calculated on the basis of the average life of the pool. In addition, if the fund purchases mortgage-backed securities at a premium, the premium may be lost in the event of early prepayment which may result in a loss to the fund.
     Prepayments tend to increase during periods of falling interest rates, while during periods of rising interest rates prepayments are likely to decline. Monthly interest payments received by a fund have a compounding effect which will increase the yield to shareholders as compared to debt obligations that pay interest semiannually. Because of the reinvestment of prepayments of principal at current rates, mortgage-backed securities may be less effective than Treasury bonds of similar maturity at maintaining yields during periods of declining interest rates. Also, although the value of debt securities may increase as interest rates decline, the value of these pass-through type of securities may not increase as much due to their prepayment feature.

     Collateralized Mortgage Obligations. A fund may invest in mortgage-backed securities called collateralized mortgage obligations (“CMOs”). CMOs are issued in separate classes with different stated maturities. As the mortgage pool experiences prepayments, the pool pays off investors in classes with shorter maturities first. By investing in CMOs, a fund may manage the prepayment risk of mortgage-backed securities. However, prepayments may cause the actual maturity of a CMO to be substantially shorter than its stated maturity.
     CMOs generally are bonds or certificates issued in multiple classes that are collateralized by or represent an interest in mortgages. CMOs may be issued by single-purpose, stand-alone finance subsidiaries or trusts of financial institutions, government agencies, investment banks or other similar institutions. Each class of CMOs, often referred to as a “tranche,” may be issued with a specific fixed coupon rate (which may be zero) or a floating coupon rate. Each class of CMOs also has a stated maturity or final distribution date. Principal prepayments on the underlying mortgages may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrued on CMOs on a monthly, quarterly or semiannual basis.
     The principal of and interest on the underlying mortgages may be allocated among the several classes of a series of a CMO in many ways. The general goal sought to be achieved in allocating cash flows on the underlying mortgages to the various classes of a series of CMOs is to create tranches on which the expected cash flows have a higher degree of predictability than the underlying mortgages. In creating such tranches, other tranches may be subordinated to the interests of these tranches and receive payments only after the obligations of the more senior tranches have been satisfied. As a general matter, the more predictable the cash flow is on a CMO tranche, the lower the anticipated yield will be on that tranche at the time of issuance. As part of the process of creating more predictable cash flows on most of the tranches in a series of CMOs, one or more tranches generally must be created that absorb most of the volatility in the cash flows on the underlying mortgages. The yields on these tranches are relatively higher than on tranches with more predictable cash flows. Because of the uncertainty of the cash flows on these tranches, and the sensitivity of these transactions to changes in prepayment rates on the underlying mortgages, the market prices of and yields on these tranches tend to be highly volatile. The market prices of and yields on tranches with longer terms to maturity also tend to be more volatile than tranches with shorter terms to maturity due to these same factors. To the extent the mortgages underlying a series of a CMO are so-called “subprime mortgages” (mortgages granted to borrowers whose credit history is not sufficient to obtain a conventional mortgage), the risk of default is higher, which increases the risk that one or more tranches of a CMO will not receive its predicted cash flows.
     Asset-Backed Securities. Asset-backed securities include interests in pools of debt securities, commercial or consumer loans, or other receivables. The value of these securities depends on many factors, including changes in interest rates, the availability of information concerning the pool and its structure, the credit quality of the underlying assets, the market’s perception of the servicer of the pool, and any credit enhancement provided. In addition, asset-backed securities have prepayment risks similar to mortgage-backed securities.
Real estate securities risk
     Investing in securities of companies in the real estate industry subjects a fund to the risks associated with the direct ownership of real estate. These risks include:
•	Declines in the value of real estate;

•	Risks related to general and local economic conditions;

•	Possible lack of availability of mortgage funds;

•	Overbuilding;

•	Extended vacancies of properties;

•	Increased competition;

•	Increases in property taxes operating expenses;

•	Losses due to costs resulting from the clean-up of environmental problems;

•	Liability to third parties for damages resulting from environmental problems;

•	Casualty or condemnation losses;

•	Limitations on rents;

•	Changes in neighborhood values and the appeal of properties to tenants;

•	Changes in interest rates; and

•	Changes in zoning laws.

     Investments in mortgage-backed securities composed of subprime mortgages may be subject to a higher degree of credit risk, valuation risk and liquidity risk. Therefore, for a fund investing a substantial amount of its assets in securities of companies in the real estate industry, the value of the fund’s shares may change at different rates compared to the value of shares of a fund with investments in a mix of different industries.
     Securities of companies in the real estate industry include equity real estate investment trusts (“REITs”) and mortgage REITs. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. Further, equity and mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and mortgage REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidations. In addition, equity and mortgage REITs could possibly fail to qualify for tax free pass-through of income under the Internal Revenue Code of 1986, as amended (the “Code”), or to maintain their exemptions from registration under the 1940 Act. The above factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to a REIT. In the event of a default by a borrower or lessee, a REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.
     In addition, even the larger REITs in the industry tend to be small to medium-sized companies in relation to the equity markets as a whole. See “Medium and smaller company risk” for a discussion of the risks associated with investments in these companies. Moreover, shares of REITs may trade less frequently and, therefore, are subject to more erratic price movements, than securities of larger issuers.
Short sales risk
     Certain funds may make short sales of securities. This means a fund may sell a security that it does not own in anticipation of a decline in the market value of the security. This transaction is commonly known as a “naked” short sale. A fund generally borrows the security to deliver to the buyer in a short sale. The fund must then buy the security at its market price when the borrowed security must be returned to the lender. Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security. A fund may also make short sales “against the box.” In a short sale against the box, at the time of sale, the fund owns or has the right to acquire the identical security, or one equivalent in kind or amount, at no additional cost.
     Until a fund closes its short position or replaces a borrowed security, a fund will (i) segregate with its custodian cash or other liquid assets at such a level that the amount segregated plus the amount deposited with the lender as collateral will equal the current market value of the security sold short or (ii) otherwise cover its short position.
Additional Information About the Funds’ Investment Policies
     Subject to certain restrictions and except as noted below or in the fund descriptions above, the Acquired and Acquiring Funds may use the following investment strategies and purchase the following types of securities.
Foreign Repurchase Agreements
     A fund may enter into foreign repurchase agreements. Foreign repurchase agreements may be less well secured than U.S. repurchase agreements, and may be denominated in foreign currencies. They also may involve greater risk of loss if the counterparty defaults. Some counterparties in these transactions may be less creditworthy than those in U.S. markets.
Illiquid Securities
     A fund is precluded from investing in excess of 15% of its net assets in securities that are not readily marketable. Investment in illiquid securities involves the risk that, because of the lack of consistent market demand for such securities, a fund may be forced to sell them at a discount from the last offer price.
Indexed/Structured Securities
     Funds may invest in indexed/structured securities. These securities are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices or other financial indicators. Such securities may be positively or negatively indexed (i.e., their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments. A fund bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.
Lending of Fund Securities
     A fund may lend its securities so long as such loans do not represent more than 331/3% of the fund’s total assets. As collateral for the loaned securities, the borrower gives the lending portfolio collateral equal to at least 100% of the value of the loaned securities. The collateral may consist of cash, cash equivalents or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The borrower must also agree to increase the collateral if the value of the loaned securities increases. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially.
Loan Participations
     The funds may invest in fixed-and floating-rate loans, which investments generally will be in the form of loan participations and assignments of such loans. Participations and assignments involve special types of risks, including credit risk, interest rate risk, liquidity risk, and the risks of being a lender. Investments in loan participations and assignments present the possibility that a fund could be held liable as a co-lender under emerging legal theories of lender liability. If a fund purchases a participation, it may only be able to enforce its rights through the lender and may assume the credit risk of the lender in addition to the borrower.
Mortgage Dollar Rolls
     The funds may enter into mortgage dollar rolls. Under a mortgage dollar roll, a fund sells mortgage-backed securities for delivery in the future (generally within 30 days) and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date.
     At the time a fund enters into a mortgage dollar roll, it will maintain on its records liquid assets such as cash or U.S. government securities equal in value to its obligations in respect of dollar rolls, and accordingly, such dollar rolls will not be considered borrowings.
     The funds may only enter into covered rolls. A “covered roll” is a specific type of dollar roll for which there is an offsetting cash or cash equivalent security position that matures on or before the forward settlement date of the dollar roll transaction. Dollar roll transactions involve the risk that the market value of the securities sold by the funds may decline below the repurchase price of those securities. While a mortgage dollar roll may be considered a form of leveraging, and may, therefore, increase fluctuations in a fund’s NAV per share, the funds will cover the transaction as described above.
Repurchase Agreements
     The funds may enter into repurchase agreements. Repurchase agreements involve the acquisition by a fund of debt securities subject to an agreement to resell them at an agreed-upon price. The arrangement is in economic effect a loan collateralized by securities. The fund’s risk in a repurchase transaction is limited to the ability of the seller to pay the agreed-upon sum on the delivery date. In the event of bankruptcy or other default by the seller, the instrument purchased may decline in value, interest payable on the instrument may be lost and there may be possible delays and expense in liquidating the instrument. Securities subject to repurchase agreements will be valued every business day and additional collateral will be requested if necessary so that the value of the collateral is at least equal to the value of the repurchased obligation, including the interest accrued thereon. Repurchases agreements maturing in more than seven days are deemed to be illiquid.
Reverse Repurchase Agreements
     The funds may enter into “reverse” repurchase agreements. Under a reverse repurchase agreement, a fund may sell a debt security and agree to repurchase it at an agreed upon time and at an agreed upon price. The funds will maintain on their records liquid assets such as cash, Treasury bills or other U.S. government securities having an aggregate value equal to the amount of such commitment to repurchase including accrued interest, until payment is made. While a reverse repurchase agreement may be considered a form of leveraging and may, therefore, increase fluctuations in a fund’s NAV per share, the funds will cover the transaction as described above.

U.S. Government Securities
     The funds may invest in U.S. government securities issued or guaranteed by the U.S. government or by an agency or instrumentality of the U.S. government. Not all U.S. government securities are backed by the full faith and credit of the United States. Some are supported only by the credit of the issuing agency or instrumentality, which depends entirely on its own resources to repay the debt. U.S. government securities that are backed by the full faith and credit of the United States include U.S. Treasuries and mortgage-backed securities guaranteed by the Government National Mortgage Association. Securities that are only supported by the credit of the issuing agency or instrumentality include Fannie Mae, FHLBs and Freddie Mac. See “Credit and counterparty risk” for additional information on Fannie Mae and Freddie Mac securities.
Warrants
     The funds may, subject to certain restrictions, purchase warrants, including warrants traded independently of the underlying securities. Warrants are rights to purchase securities at specific prices valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities, and warrant holders receive no dividends and have no voting rights or rights with respect to the assets of an issuer. Warrants cease to have value if not exercised prior to their expiration dates.
When-Issued/Delayed-Delivery/Forward Commitment Securities
     A fund may purchase or sell debt or equity securities on a “when-issued,” delayed-delivery or “forward commitment” basis. These terms mean that the fund will purchase or sell securities at a future date beyond customary settlement (typically trade date plus 30 days or longer) at a stated price and/or yield. At the time delivery is made, the value of when-issued, delayed-delivery or forward commitment securities may be more or less than the transaction price, and the yields then available in the market may be higher or lower than those obtained in the transaction.
     These investment strategies and securities are described further in the SAI.
Subadvisers and Portfolio Managers
     Set forth below, alphabetically by subadviser, is information about the subadvisers and the portfolio managers for the Acquired and Acquiring Funds, including a brief summary of the portfolio managers’ business careers over the past five years. The SAI includes additional details about the funds’ portfolio managers, including information about their compensation, accounts they manage other than the funds and their ownership of fund securities.
     Pursuant to an order received from the SEC, the Adviser is permitted to appoint a new subadviser for a fund or change the terms of a subadvisory agreement without obtaining shareholder approval. As a result, a fund is able from time to time to change fund subadvisers or the fees paid to subadvisers without the expense and delays associated with holding a shareholders’ meeting. The SEC order does not, however, permit the Adviser to appoint a subadviser that is an affiliate of the Adviser or change the subadvisory fee of an affiliated subadviser without shareholder approval.
Declaration Management and Research LLC (“Declaration”)
     Declaration is a Delaware limited liability company located at 1800 Tysons Boulevard, Suite 200, McLean, Virginia 22102-4858. Declaration is an indirect wholly owned subsidiary of John Hancock Life Insurance Company (“JHLICO”). JHLICO is located at 200 Clarendon Street, Boston, Massachusetts 02117 and is an indirect wholly owned subsidiary of MFC based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.

Fund	Portfolio Managers
Short Term Bond Trust	Peter Farley
James E. Shallcross
▪	Peter Farley, CFA. Mr. Farley joined Declaration in 1996 and is a Senior Vice President. He manages Active Core portfolios, Corporate CDO products and oversees CMBS/CRE CDO Trading and Research. Mr. Farley is a member of Declaration’s Investment Committee. Mr. Farley has managed the Short Term Bond Trust since 2001.
▪	James E. Shallcross. Mr. Shallcross joined Declaration in 1991 and is an Executive Vice President and the Director of Portfolio Management. He oversees the management of all portfolios, supervises the investment staff and is a member of Declaration’s Investment Committee. Mr. Shallcross has managed the Short Term Bond Trust since 2001.
Jennison Associates LLC (“Jennison”)
     Jennison, 466 Lexington Avenue, New York, New York 10017, is a Delaware limited liability company and has been in the investment advisory business since 1969 (includes its predecessor, Jennison Associates Capital Corp.). Jennison is a direct, wholly-owned subsidiary of Prudential Investment Management, Inc., which is a direct, wholly-owned subsidiary of Prudential Asset Management Holding Company LLC, which is a direct, wholly-owned subsidiary of Prudential Financial, Inc.

Funds	Portfolio Managers
All Cap Growth Trust	Michael A. Del Balso
Capital Appreciation Trust	Kathleen A. McCarragher
Spiros Segalos
▪	Michael A. Del Balso. Joined Jennison in 1972 and is a Managing Director of Jennison. He is also Jennison’s Director of Research for Growth Equity. He has managed the All Cap Growth Trust since January 15, 2010 and the Capital Appreciation Trust since 2000.
▪	Kathleen A. McCarragher. Joined Jennison in 1998 and is a Director and Managing Director of Jennison. She is also Jennison’s Head of Growth Equity. Prior to joining Jennison, she was employed at Weiss, Peck & Greer L.L.C. for six years as a Managing Director and the Director of Large Cap Growth Equities. She has managed the All Cap Growth Trust since January 15, 2010 and the Capital Appreciation Trust since 2000.
▪	Spiros “Sig” Segalas. Mr. Segalas was a founding member of Jennison in 1969 and is currently a Director, President and Chief Investment Officer of Jennison. He has managed the All Cap Growth Trust since January 15, 2010 and the Capital Appreciation Trust since 2000.
     Mr. Del Balso generally has final authority over all aspects of the fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction, risk assessment, and management of cash flows.
     The portfolio managers for the fund are supported by other Jennison portfolio managers, research analysts and investment professionals. Jennison typically follows a team approach in providing such support to the portfolio managers. The teams are generally organized along product strategies (e.g., large cap growth, large cap value) and meet regularly to review the portfolio holdings and discuss security purchase and sales activity of all accounts in the particular product strategy. Team members provide research support, make securities recommendations and support the portfolio managers in all activities. Members of the team may change from time to time.
MFC Global Investment Management (U.S.) LLC (“MFC Global (U.S.)” )
     MFC Global (U.S.) was established in 1979 and is a Delaware limited liability company. Its principal offices are located at 101 Huntington Avenue, Boston, Massachusetts. MFC Global (U.S.) is an indirect, wholly-owned subsidiary of MFC which is based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.

Fund	Portfolio Managers
Short Term Government Income Trust	Howard C.Green
Jeffrey N. Given

▪	Howard C. Green. Senior Vice President; joined MFC Global (U.S.) in 2002. Mr. Green has managed the fund since January 2009.
▪	Jeffrey N. Given. Vice President; joined MFC Global (U.S.) in 1993. Mr. Given has managed the fund since January 2009.
MFC Global Investment Management (U.S.A), Limited (“MFC Global (U.S.A)”)
     MFC Global (U.S.A.) is a corporation subject to the laws of Canada. Its principal business is to provide investment management services to the portfolios of the fund for which it is the subadviser as well as other portfolios advised by the Adviser. MFC Global (U.S.A.) is an indirect, wholly-owned subsidiary of MFC based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, including Elliott & Page Limited and Manulife Asset Management (Hong Kong) Limited (“MAMHK”), collectively known as Manulife Financial. The address of MFC Global (U.S.A.) is 200 Bloor Street East, Toronto, Ontario, Canada M4W 1E5. In rendering investment advisory services to the Pacific Rim Trust, MFC Global (U.S.A.) may use the portfolio management, research and other resources of MAMHK.

Fund	Portfolio Manager
Pacific Rim Trust	Tahnoon Pasha
▪	Tahnoon Pasha. (Co-portfolio manager since inception of the fund in 1994) Vice President and Head of Investments, Equities of Manulife Asset Management (Hong Kong) Limited, the asset management company of Manulife in Hong Kong. He is responsible for managing Hong Kong based equity assets and overseeing the equity desks of the other eight investment offices across the region.
SSgA Funds Management, Inc. (“SSgA”)
     SSgA is located at One Lincoln Street, Boston, Massachusetts 02111 and is a wholly owned subsidiary of State Street Corporation, a publicly held bank holding company. SSgA and its advisory affiliates provide complete global investment management services from offices in North America, South America, Europe, Asia, Australia and the Middle East.

Fund	Portfolio Managers
International Equity Index Trust A	Thomas Coleman
Karl Schneider
▪	Thomas Coleman. Principal; joined SSgA in 1998. Mr. Coleman has managed the fund since 2005. Mr. Coleman is a Vice President of State Street Global Advisors and a Portfolio Manager in the Global Structured Products investment team. Within this team, he is responsible for the management of several international strategies, including MSCI Emerging and ACWI as well as IFC Emerging Markets, along with domestic strategies benchmarked to Russell and S&P indices.
▪	Karl Schneider. Principal; joined SSgAin 1997. Mr. Schneider has managed the fund since 2007. Mr. Schneider is a Vice President of State Street Global Advisors and a Senior Portfolio Manager within the Global Structured Products group. He currently manages several of the firm’s commingled US index strategies, other separately managed domestic and international funds, as well as several synthetic beta strategies, including commodities and hedge fund beta. Additionally, he is also part of the portfolio management team for the SSgA S&P 500 Index Mutual Fund and the SSgA IAM Shares Mutual Fund.
Templeton Investment Counsel, LLC (“Templeton”)
Templeton Global Advisors Limited (“Templeton Global”) (sub-subadviser).
     Templeton is a Delaware limited liability company with offices located at 500 East Broward Blvd., Suite 2100, Ft. Lauderdale, Florida 33394. It has been in the business of providing investment advisory services since 1954. Templeton is an indirect wholly owned subsidiary of Franklin Resources, Inc. Templeton Global, which serves as sub-subadviser to the funds below, is a Bahamian corporation located at Box N-7759, Lyford Cay, Nassau, Bahamas. It is also an indirect wholly owned subsidiary of Franklin Resources, Inc.

Funds	Portfolio Managers
International Value Trust	Tucker Scott, CFA
Overseas Equity Trust	Cindy Sweeting, CFA
Peter Nori, CFA
Neil Devlin, CFA
▪	Tucker Scott, CFA. Lead Portfolio Manager, Executive Vice President; joined Templeton in 1996. Mr. Scott has managed the International Value Trust since inception and the Overseas Equity Trust since January 15, 2010.
▪	Cindy Sweeting, CFA. President and Chairman; joined Templeton in 1997. Ms. Sweeting has managed the International Value Trust since inception and the Overseas Equity Trust since January 15, 2010.
▪	Peter Nori, CFA. Executive Vice President; joined Templeton in 1994. Mr. Nori has managed the International Value Trust since 2006 and the Overseas Equity Trust since January 15, 2010.
▪	Neil Devlin, CFA. Senior Vice President; joined Templeton in 2006; previously worked at Boston Partners beginning in 2000. Mr. Devlin has managed the International Value Trust since 2006 and the Overseas Equity Trust since January 15, 2010.
Western Asset Management Company (“WAMCO”)
     WAMCO is headquartered at 385 East Colorado Boulevard, Pasadena, California, 91101. Its sole business is managing fixed-income portfolios, an activity the Firm has pursued for over 38 years. The Firm’s clients include charitable, corporate, health care, insurance, mutual fund, public and union organizations, and client portfolios range across an equally wide variety of mandates, from money market to emerging markets.

Fund	Portfolio Managers
U.S. Government Securities Trust	Steven A. Walsh
S. Kenneth Leech
Mark S. Lindbloom
Frederick R. Marki
▪	Steven A. Walsh. Chief Investment Officer of WAMCO since September 2008, previously served as WAMCO’s Deputy Chief Investment Officer; joined WAMCO in 1991. Mr. Walsh has managed U.S. Government Securities Trust since 2006.
▪	S. Kenneth Leech. Chief Investment Officer Emeritus of WAMCO since 2008, previously served as WAMCO’s Chief Investment Officer; joined WAMCO in 1990. Mr. Leech has managed U.S. Government Securities Trust since 2006.
▪	Mark S. Lindbloom. Portfolio Manager, joined WAMCO in 2006. Prior thereto, Mr. Lindbloom worked for Citigroup Asset Management as a Portfolio Manager from 1986 to 2005. Mr. Lindbloom has managed U.S. Government Securities Trust since 2006.
▪	Frederick R. Marki. Frederick R. Marki. Senior Portfolio Manager, joined WAMCO in 2005. Prior thereto, Mr. Marki worked for Citigroup Asset Management as a Senior Portfolio Manager from 1991 to 2005. Mr. Marki has managed U.S. Government Securities Trust since 2006.
Rule 12b-1 Fees
     JHT has adopted a Distribution Plan under Rule 12b-1 under the 1940 Act for the Series I and Series II shares of each of the funds. NAV shares are not subject to Rule 12b-1 fees.

     Series I shares of the Acquired and Acquiring Funds are subject to a Rule 12b-1 fee of up to 0.05% of Series I share average daily net assets, and Series II shares are subject to a Rule 12b-1 fee of up to 0.25% of Series II share average daily net assets.
     Rule 12b-1 fees will be paid to the JH Distributors or any successor thereto (the “Distributor”). To the extent consistent with applicable laws, regulations and rules, the Distributor may use Rule 12b-1 fees:
     (i) for any expenses relating to the distribution of the shares of the class,
     (ii) for any expenses relating to shareholder or administrative services for holders of the shares of the class (or owners of contracts funded in insurance company separate accounts that invest in the shares of the class) and
     (iii) for the payment of “service fees” that come within Rule 2830(d)(5) of the Conduct Rules of the Financial Industry Regulatory Authority.
     Without limiting the foregoing, the Distributor may pay all or part of the Rule 12b-1 fees from a fund to one or more affiliated and unaffiliated insurance companies that have issued variable insurance contracts for which the fund serves as an investment vehicle as compensation for providing some or all of the types of services described in the preceding sentence; this provision, however, does not obligate the Distributor to make any payments of Rule 12b-1 fees and does not limit the use that the Distributor may make of the Rule 12b-1 fees it receives. Currently, all such payments are made to insurance companies affiliated with JHT’s investment adviser and Distributor. However, payments may be made to nonaffiliated insurance companies in the future.
     Rule 12b-1 fees are paid out of a fund’s assets on an ongoing basis. Therefore, these fees will increase the cost of an investment in a fund and may, over time, be greater than other types of sales charges.
Dividends and Distributions
     The dividends and distributions procedures with respect to the Acquired and Acquiring Funds are the same. JHT intends to declare as dividends substantially all of the net investment income, if any, of each fund. Dividends from the net investment income and the net capital gain, if any, for each fund will be declared not less frequently than annually and reinvested in additional full and fractional shares of that fund or paid in cash.
Purchase and Redemption of Shares
     Shares of each fund are offered continuously, without sales charge, at a price equal to their net asset value per share (NAV). The distributor is JH Distributors. Shares of each fund are sold and redeemed at their NAV next computed after a purchase payment or redemption request is received by the shareholder from the contract owner or after any other purchase or redemption order is received by JHT. Depending upon the NAV at that time, the amount paid upon redemption may be more or less than the cost of the shares redeemed. Payment for shares redeemed will generally be made within seven days after receipt of a proper notice of redemption. However, JHT may suspend the right of redemption or postpone the date of payment beyond seven days during any period when:
▪	trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed for other than weekends and holidays;

▪	an emergency exists, as determined by the SEC, as a result of which disposal by JHT of securities owned by it is not reasonably practicable or it is not reasonably practicable for JHT fairly to determine the value of its net assets; or

▪	the SEC by order so permits for the protection of security holders of JHT.
Calculation of NAV
     The NAV of the shares of each fund is determined once daily as of the close of day-time trading of the NYSE, Monday through Friday, except that no determination is required on:

  (i) days on which changes in the value of such fund’s portfolio securities will not materially affect the current NAV of the shares of the fund,
  (ii) days during which no shares of such fund are tendered for redemption and no order to purchase or sell such shares is received by JHT, or
  (iii) the following business holidays or the days on which such holidays are observed by the NYSE: New Year’s Day, Martin Luther King, Jr.’s Birthday, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.
     The NAVs per share of all funds are computed by:
  (i) adding the sum of the value of the securities held by each fund plus any cash or other assets it holds,
  (ii) subtracting all its liabilities, and
  (iii) dividing the result by the total number of shares outstanding of that fund at such time.
Valuation of Securities
     Securities held by a fund (except debt instruments with remaining maturities of 60 days or less) are valued at their market value if market quotations are readily available. Otherwise, fund portfolio securities are valued at fair value as determined in good faith by the Trustees. The Trustees have delegated the responsibility to fair value securities to JHT’s Pricing Committee, and actual calculation of fair value may be made by persons acting pursuant to the direction of the Trustees. Shares of other open-end investment companies held by a fund are valued at NAV. Debt instruments with remaining maturities of 60 days or less are valued at amortized cost.
     Generally, trading (i) in non-U.S. securities; (ii) U.S. government securities; and (iii) money market instruments is substantially completed each day at various times prior to the close of trading of the NYSE. The values of such securities used in computing a fund’s NAV are generally determined as of such times. If market quotations or official closing prices are not readily available or do not accurately reflect fair value for a security or if a security’s value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), that security may be valued by another method that the Trustees or their designee believe accurately reflects its fair value.
     In deciding whether to make a fair value adjustment to the price of a security, the Trustees or their designee may review a variety of factors, including:
  in the case of foreign securities:
▪	developments in foreign markets,

▪	the performance of U.S. securities markets,

▪	the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities, and

▪	the fact that JHT is calculating its NAV for its portfolios when a particular foreign market is closed.
     In view of these factors, it is likely that funds investing significant amount of assets in securities in foreign markets will be fair valued more frequently than funds investing significant amount of assets in frequently traded, U.S. exchange listed securities of large capitalization U.S. issuers.
  in the case of fixed income securities:
▪	actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets.
  in the case of all securities:
▪	political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded,

▪	announcements concerning matters such as trading suspensions, acquisitions, recapitalizations, or litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry, and

▪	events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets).
     Fair value pricing of securities is intended to help ensure that a fund’s NAV reflects the value of the fund’s portfolio securities as of the close of the NYSE (as opposed to a value that is no longer accurate as of such close), thus limiting the opportunity for aggressive traders to purchase shares of the fund at deflated prices reflecting stale security valuations and promptly sell such shares at a gain. However, a security’s valuation may differ depending on the method used for determining value, and no assurance can be given that fair value pricing of securities will successfully eliminate all potential opportunities for such trading gains. The use of fair value pricing has the effect of valuing a security based upon the price the fund might reasonably expect to receive if it sold that security but does not guarantee that the security can be sold at the fair value price. Further, because of the inherent uncertainty and subjective nature of fair valuation, a fair valuation price may differ significantly from the value that would have been used had a ready market for the investment existed, and these differences could be material. With respect to any portion of a fund’s assets that is invested in another open-end investment company, that portion of the fund’s NAV is calculated based on the NAV of that investment company. The prospectus for the other investment company explains the circumstances and effects of fair value pricing for that other investment company.
     If a fund has portfolio securities that are primarily listed on foreign exchanges that trade on weekends or other days when the fund does not price its shares, the NAV of the fund’s shares may change on days when shareholders will not be able to purchase or redeem the fund’s shares.
Disruptive Short Term Trading
     None of the funds is designed for short-term trading (frequent purchases and redemption of shares) or market timing activities, which may increase portfolio transaction costs, disrupt management of a fund (affecting a subadviser’s ability to effectively manage a fund in accordance with its investment objective and policies) and dilute the interest in a fund held for long-term investment (“Disruptive Short-Term Trading”).
     The Board has adopted procedures to deter Disruptive Short-Term Trading, and JHT seeks to deter and prevent such trading through several methods:
     First, to the extent that there is a delay between a change in the value of a fund’s holdings, and the time when that change is reflected in the NAV of the fund’s shares, the fund is exposed to the risk that investors may seek to exploit this delay by purchasing or redeeming shares at NAVs that do not reflect appropriate fair value prices. JHT seeks to deter and prevent this activity, sometimes referred to as “market timing” or “stale price arbitrage,” by the appropriate use of “fair value” pricing of the funds’ portfolio securities. See “Purchases and Redemption of Shares” above for further information on fair value pricing.
     Second, management of JHT will monitor purchases and redemptions of JHT shares either directly or through procedures adopted by the affiliated insurance companies that use JHT as their underlying investment vehicle. If management of JHT becomes aware of short-term trading that it believes, in its sole discretion, is having or may potentially have the effect of materially increasing portfolio transaction costs, significantly disrupting portfolio management or significantly diluting the interest in a fund held for long-term investment, i.e., Disruptive Short-Term Trading, JHT may impose restrictions on such trading as described below.
     Pursuant to Rule 22c-2 under the 1940 Act, JHT and each insurance company that uses JHT as an underlying investment vehicle have entered into information sharing agreements under which the insurance companies are obligated to: (i) adopt, and enforce during the term of the agreement, a short-term trading policy the terms of which are acceptable to JHT; (ii) furnish JHT, upon its request, with information regarding contract holder trading activities in shares of JHT; and (iii) enforce its short-term trading policy with respect to contract holders identified by JHT as having engaged in Disruptive Short-Term Trading. Further, when requested information regarding contract holder trading activities is in the possession of a financial intermediary rather than the insurance company, the agreement obligates the insurance company to undertake to obtain such information from the financial intermediary or, if directed by JHT, to cease to accept trading instructions from the financial intermediary for the contract holder.

     Investors in JHT should note that insurance companies have legal and technological limitations on their ability to impose restrictions on Disruptive Short-Term Trading that the ability to restrict Disruptive Short-Term Trading and the restrictions on Trading may vary among insurance companies and by insurance product. Investors should also note that insurance company separate accounts and omnibus or other nominee accounts, in which purchases and sales of fund shares by multiple investors are aggregated for presentation to a fund on a net basis, inherently make it more difficult for JHT to identify short-term transactions in a fund and the investor who is effecting the transaction. Therefore, no assurance can be given that JHT will be able to impose uniform restrictions on all insurance companies and all insurance products or that it will be able to successfully impose restrictions on all Disruptive Short-Term Trading. If JHT is unsuccessful in restricting Disruptive Short-Term Trading, the affected funds may incur higher brokerage costs, may maintain higher cash levels (limiting their ability to achieve their investment objective and affecting the subadviser’s ability to effectively manage them) and may be exposed to dilution with respect to interests held for long-term investment.
     Market timers may target funds with the following types of investments:
     1. funds with significant investments in foreign securities traded on markets that close before the fund determines its NAV;
     2. funds with significant investments in high yield securities that are infrequently traded; and
     3. funds with significant investments in small cap securities.
     Market timers may also target funds with other types of investments for frequent trading of shares.
Tax Matters
     The following is a summary of some important tax issues that affect JHT and the funds. The summary is based on current tax laws which may be changed by legislative, judicial or administrative action (possibly with retroactive effect). You should not consider this to be a detailed description of the tax treatment of JHT or the funds. More information about taxes is located in the SAI under the heading— “Additional Information Concerning Taxes”. You are urged to consult your tax adviser regarding specific questions as to federal, state and local income taxes and their impact on your personal tax liability.
Qualification as a Regulated Investment Company; Diversification Requirements Applicable to Insurance Company Separate Accounts
     JHT intends to take the steps necessary to qualify each fund as a regulated investment company under Subchapter M of the Code and believes that each fund will so qualify. As a result of qualifying as a regulated investment company, each fund will not be subject to U.S. Federal income tax on its net investment income and net capital gain that it distributes to its shareholders in each taxable year provided that it distributes to its shareholders at least 90% of its net investment income and 90% of its net tax exempt interest income for such taxable year. Net investment income is defined as investment company taxable income, as that term is defined in the Code, determined without regard to the deduction for dividends paid and excluding net capital gains. Net capital gain is defined as the excess of its net realized long-term capital gain over its net realized short-term capital loss. Each fund is subject to a nondeductible 4% excise tax calculated as a percentage of certain undistributed amounts of ordinary income and capital gain net income. To the extent possible, each fund intends to make sufficient distributions to avoid the application of both corporate income and excise taxes.
     Because JHT complies with the ownership restrictions of Treas. Reg. Section 1.817-5(f), Rev. Rul. 81-225, Rev. Rul. 2003-91, and Rev. Rul. 2003-92 (no direct ownership by the public), JHT expects each insurance company separate account to be treated as owning (as a separate investment) its proportionate share of each asset of any fund in which it invests, provided that the fund qualifies as a regulated investment company. Therefore, each fund intends to meet the additional diversification requirements that are applicable to insurance company separate accounts under Subchapter L of the Code. These requirements generally provide that no more than 55% of the value of the assets of a fund may be represented by any one investment; no more than 70% by any two investments; no more than 80% by any three investments; and no more than 90% by any four investments. For these purposes, all securities of the same issuer are treated as a single investment and each United States government agency or instrumentality is treated as a separate issuer.

     If a fund failed to qualify as a regulated investment company, owners of contracts based on the portfolio:
▪	would be treated as owning shares of the fund (rather than their proportionate share of the assets of such portfolio) for purposes of the diversification requirements under Subchapter L of the Code, and as a result might be taxed currently on the investment earnings under their contracts and thereby lose the benefit of tax deferral, and
▪	the fund would incur regular corporate federal income tax on its taxable income for that year and be subject to certain distribution requirements upon requalification.
     In addition, if a fund failed to comply with the diversification requirements of the regulations under Subchapter L of the Code, owners of contracts based on the portfolio might be taxed on the investment earnings under their contracts and thereby lose the benefit of tax deferral. Accordingly, compliance with the above rules is carefully monitored by the Adviser and the subadvisers and it is intended that each fund will comply with these rules as they exist or as they may be modified from time to time. Compliance with the tax requirements described above may result in a reduction in the return under a fund, since to comply with the above rules, the investments utilized (and the time at which such investments are entered into and closed out) may be different from what the subadvisers might otherwise believe to be desirable.
Tax-Qualified and Non-Qualified Contracts
     Certain of MFC’s life insurance subsidiaries (the “Insurance Companies”) are taxed as life insurance companies. Under current tax law rules, they include the investment income (exclusive of capital gains) of the separate accounts in their taxable income and take deductions for investment income credited to their “policyholder reserves.” They are also required to capitalize and amortize certain costs instead of deducting those costs when they are incurred. The Insurance Companies do not currently charge the separate accounts for any resulting income tax costs, other than a “DAC tax charge” they impose against certain life insurance separate accounts to compensate them for the finance costs attributable to the acceleration of their income tax liabilities by reason of a “DAC tax adjustment.” They also claim certain tax credits or deductions relating to foreign taxes paid and dividends received by the funds. These benefits can be material. They do not pass these benefits through to the separate accounts, principally because: (i) the deductions and credits are allowed to the Insurance Companies and not the contract holders under applicable tax law; and (ii) the deductions and credits do not represent investment return on the separate account assets that is passed through to contract holders.
     The Insurance Companies’ contracts permit the Insurance Companies to deduct a charge for any taxes they incur that are attributable to the operation or existence of the contracts or the separate accounts. Currently, the Insurance Companies do not anticipate making any specific charge for such taxes other than the DAC tax charge and state and local premium taxes. If the level of the current taxes increases, however, or is expected to increase in the future, the Insurance Companies reserve the right to make a charge in the future.
     Holders of variable annuity contracts or variable life insurance policies should consult the prospectuses of their respective contracts or policies for information on the federal income tax consequences to such holders. In addition, variable contract owners may wish to consult with their own tax advisors as to the tax consequences of investments in JHT, including the application of state and local taxes.
Foreign Investments
     When investing in foreign securities or currencies, a fund may incur withholding or other taxes to foreign governments. Foreign tax withholding from dividends and interest, if any, is generally imposed at a rate between 10% and 35%. The investment yield of any fund that invests in foreign securities or currencies will be reduced by these foreign taxes. The foreign tax credit, if any, allowable with respect to such foreign taxes will not benefit owners of variable annuity or variable life insurance contracts who allocate investments to a fund of JHT.
Tax Implications for Insurance Contracts With Investments Allocated to JHT
     For information regarding the tax implications for the purchaser of a variable annuity or life insurance contract who allocates investments to a fund of JHT, please refer to the prospectus for the contract.

     The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury Regulations currently in effect. It is not intended to be a complete explanation or a substitute for consultation with individual tax advisors. The Code and Regulations are subject to change, possibly with retroactive effect. See “Additional Information Concerning Taxes” in the SAI for additional information on taxes.
Policy Regarding Disclosure of Fund Portfolio Holdings
     The SAI contains a description of JHT’s policies and procedures regarding disclosure of fund portfolio holdings. (See “Procedures Regarding Disclosure of Trust Portfolio Holdings”)
Broker Compensation and Revenue Sharing Arrangements
     Insurance companies and their SEC-registered separate accounts may use JHT as an underlying investment medium for their variable annuity contracts and variable life insurance policies (“Variable Products”). Distributors of such variable products pay compensation to authorized broker-dealers for the sale of the contracts and policies. These distributors may also pay additional compensation to, and enter into revenue sharing arrangements with, certain authorized broker-dealers. For a description of these compensation and revenue sharing arrangements, see the prospectuses and statements of additional information of the Variable Products. The compensation paid to broker-dealers and the revenue sharing arrangements may be derived, in whole or in part, through 12b-1 distribution fees or through the Adviser’s profit on the advisory fee.
     John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York (the “John Hancock Insurance Companies”) and certain of their separate accounts that are exempt from SEC registration may use Series I shares of JHT as an underlying investment medium for exempt group annuity contracts (“Group Contracts”) issued to certain qualified retirement plans (the “Plans”). John Hancock Insurance Companies and their affiliates pay compensation to broker-dealers and insurance agents for the sale of the Group Contracts and also pay compensation to third party administrators (“TPAs”) for the services they provide in connection with the administration of the Plans. To the extent the Insurance Companies and their affiliates pay additional compensation to, and enter into revenue sharing arrangements with, certain broker-dealers, agents or TPAs, JHT understands that the John Hancock Insurance Companies disclose such compensation and arrangements to the Plans. JHT also understands that, in the case of Group Contracts issued by John Hancock Insurance Companies, any such compensation or amounts paid under revenue sharing arrangements may be derived, in whole or in part, through 12b-1 distribution fees or through the Adviser’s profit on the advisory fee.
NEW SUBADVISORY AGREEMENT FOR THE ALL CAP GROWTH TRUST
     At its meeting on December 15-17, 2009, the Board, including all of the Independent Trustees, approved a new subadvisory agreement appointing Jennison Associates LLC (“Jennison”) as the new subadviser to the All Cap Growth Trust, replacing that fund’s former subadviser, Invesco Aim Capital Management, Inc. (“Invesco Aim”). This subadviser change became effective, and the former subadvisory arrangements terminated, on January 15, 2010.
     As described under Proposal 1 above, shareholders of the All Cap Growth Trust are being asked to approve the Combination of that fund into the Capital Appreciation Trust which is also subadvised by Jennison. As a result of the subadviser change described herein, the Acquired and Acquiring Funds under Proposal 1 have the same subadviser. This change is intended to facilitate the Combination and portfolio transitioning in connection with the Combination.
     The change in subadviser for the All Cap Growth Trust is not expected to result in any reduction in the level and quality of the subadvisory services provided to the fund.
     The new subadvisory agreement with Jennison is dated January 15, 2010. The prior subadvisory agreement with Invesco Aim, dated January 28, 1999, as amended through September 26, 2008, was most recently approved by the Board (including a majority of the Independent Trustees) at its May 28-29, 2009 meeting in connection with its annual review and continuance of such agreements.

     For information about the Board’s consideration of the new subadvisory agreement, see “Board Consideration of New Subadvisory Agreements” below.
Jennison
     Jennison is a Delaware limited liability company with offices at 466 Lexington Avenue, New York, New York 10017 and, together with its predecessor, Jennison Associates Capital Corp., has been in the investment advisory business since 1969. Jennison is a direct, wholly-owned subsidiary of Prudential Investment Management, Inc., which is a direct, wholly-owned subsidiary of Prudential Asset Management Holding Company LLC, which is a direct, wholly-owned subsidiary of Prudential Financial, Inc.
     Jennison is also the subadviser to the JHF II Capital Appreciation Fund.
     For information about the management of, and funds comparable to the All Cap Growth Trust that are managed by, Jennison, see Appendix B to this Proxy Statement/Prospectus.
New Subadvisory Agreement
     Under the new subadvisory agreement with Jennison, as under the prior subadvisory agreement with Invesco Aim, the subadviser manages the day-to-day investment and reinvestment of the assets of the All Cap Growth Trust, subject to the supervision of the Board and the Adviser, and formulates a continuous investment program for the fund consistent with its investment objective and policies. The subadviser implements such program by purchases and sales of securities and regularly reports thereon to the Board and the Adviser.
     The terms of the prior subadvisory agreement and the new subadvisory agreement are substantially the same, except with respect to compensation as described below. The terms of the agreements are more fully described below under “Description of Prior and New Subadvisory Agreements.”
     Compensation. As compensation for their services under the new and prior subadvisory agreements, Jennison is paid, and Invesco Aim was paid, a subadvisory fee by the Adviser. Under both agreements, the fee is accrued daily and paid monthly, and is determined by applying the daily equivalent of an annual fee rate to the net assets of the fund. This annual rate is calculated each day by applying the annual percentage rates (including breakpoints) in the table below to the applicable portions of Aggregate Net Assets and dividing the sum so determined by Aggregate Net Assets. As indicated in the note to the table below, “Aggregate Net Assets” may include, in addition to the net assets of the All Cap Growth Trust, the net assets of one or more other funds of JHF II. Subadvisory fees are paid by the Adviser and are not an additional charge to the fund.
     The following table sets forth the annual percentage rates of the subadvisory fees for the All Cap Growth Trust under the prior and new subadvisory agreements. As indicated, the rates are lower under the new agreement once the assets of the fund reach $300 million. The new agreement became effective on January 15, 2010.
Subadvisory Fees – All Cap Growth Trust
(Rates Applied to Aggregate Net Assets) (1)

Prior Subadvisory Agreement	New Subadvisory Agreement
0.400% of the first $500 million;	0.400% of the first $300 million;
0.375% of the next $500 million; and	0.350% of the next $200 million; and
0.350% of the excess over $1 billion.	0.250% of the next %500 million; and
0.220% of the excess over $1 billion.

(1)	Aggregate Net Assets include the net assets of All Cap Growth Trust and the net assets of JHF II All Cap Growth Fund. The JHF II All Cap Growth Fund is expected to be liquidated prior to the Reorganization.

     For the fiscal year ended December 31, 2009, JHIMS paid Invesco Aim under the prior subadvisory agreement a subadvisory fee of $403,980 with respect to the All Cap Growth Trust. If the new subadvisory agreement with Jennison had been in effect for that fiscal year, the subadvisory fee paid to Jennison would have been the same because the fund’s assets are within the same, first breakpoint under each agreement.
     Decrease in Advisory Fees. In connection with the decrease in subadvisory fee rates under the new subadvisory agreement with Jennison as described above, the Board, including all the Independent Trustees, also approved at the December 15-17, 2009 meeting an amendment to the Advisory Agreement decreasing the rates of the advisory fees paid to JHIMS by the All Cap Growth Trust. The advisory fee for the fund is determined on the basis of Aggregate Net Assets in the same manner as the subadvisory fee. The following table sets forth the prior and new schedules of the annual percentage rates of the advisory fee for the fund. The new advisory fee rates became effective on January 15, 2010.
Advisory Fees – All Cap Growth Trust
(Rates Applied to Aggregate Net Assets)

Prior Advisory Agreement (1)	New Advisory Agreement (2)
0.850% of the first $500 million;	0.850% of the first $300 million;
0.825% of the next $500 million; and	0.800% of the next $200 million;
0.800% of the excess over $1 billion.	0.700% of the next $500 million; and
0.670% of the excess over $1 billion.
     For the fiscal year ended December 31, 2009, JHT paid JHIMS under the prior agreement an advisory fee of $858,458 with respect to the All Cap Growth Trust. If the new agreement had been in effect for that fiscal year, the advisory fee would have been the same because the fund’s assets are within the same, first breakpoint under each agreement.
NEW SUBADVISORY AGREEMENT FOR THE OVERSEAS EQUITY TRUST
     At its meeting on December 15-17, 2009, the Board, including all of the Independent Trustees, approved a new subadvisory agreement appointing Templeton Investment Counsel, LLC (“Templeton”) as the new subadviser to the Overseas Equity Trust, replacing that fund’s former subadviser, Capital Guardian Trust Company (“CGTC”). In connection therewith, the Board also approved a sub-subadvisory agreement pursuant to which Templeton Global Advisors Limited (“Templeton Global”) will serve as sub-subadviser to the Overseas Equity Trust. Unless otherwise indicated, Templeton and Templeton Global are collectively referred to herein as “Templeton.” This subadviser change became effective, and the former subadvisory arrangements with CGTC terminated, on January 15, 2010.
     As described under Proposal 2 above, shareholders of the Overseas Equity Trust are being asked to approve the Combination of that fund into the International Value Trust which is also subadvised by Templeton. As a result of the subadviser change described herein, the Acquired and Acquiring Funds under Proposal 2 have the same subadviser. This change is intended to facilitate the Combination and portfolio transitioning in connection with the Combination.
     The change in subadviser for the Overseas Equity Trust is not expected to result in any reduction in the level and quality of the subadvisory services provided to the fund.
     The new subadvisory agreement with Templeton is dated January 15, 2010. The prior subadvisory agreement with CGTC, dated January 25, 1999, as amended on April 29, 2005 and June 30, 2006, was most recently approved by the Board (including a majority of the Independent Trustees) at its May 28-29, 2009 meeting in connection with its annual review and continuance of such agreements.
     For information about the Board’s consideration of the new subadvisory agreement, see “Board Consideration of New Subadvisory Agreements” below.

Templeton
     Templeton is located at 500 East Broward Blvd., Suite 2100, Ft. Lauderdale, Florida 33394, and has been in the business of providing investment advisory services since 1954. Templeton is an indirect wholly owned subsidiary of Franklin Resources, Inc. Templeton Global Advisors Limited is also an indirect wholly owned subsidiary of Franklin Resources, Inc. It is located at Box N-7759, Lyford Cay, Nassau, Bahamas.
     Templeton is also the subadviser to JHF II International Value Fund.
     For information about the management of, and funds comparable to the Overseas Equity Trust that are managed by, Templeton, see Appendix C to this Proxy Statement/Prospectus.
New Subadvisory Agreement
     Under the new subadvisory agreement with Templeton, as under the prior subadvisory agreement with CGTC, the subadviser manages the day-to-day investment and reinvestment of the assets of the Overseas Equity Trust, subject to the supervision of the Board and the Adviser, and formulates a continuous investment program for the fund consistent with its investment objective and policies. The subadviser implements such program by purchases and sales of securities and regularly reports thereon to the Board and the Adviser.
     The terms of the prior subadvisory agreement and the new subadvisory agreement are substantially the same, except with respect to compensation as described below. The terms of the agreements are more fully described below under “Description of Prior and New Subadvisory Agreements.”
     Compensation. As compensation for their services under the new and prior subadvisory agreements, Templeton is paid, and CGTC was paid, a subadvisory fee by the Adviser. Under both agreements, the fee is accrued daily and paid monthly, and is determined by applying the daily equivalent of an annual fee rate to the net assets of the fund. This annual rate is calculated each day by applying the annual percentage rates (including breakpoints) in the table below to the applicable portions of Aggregate Net Assets and dividing the sum so determined by Aggregate Net Assets. Subadvisory fees are paid by the Adviser and are not an additional charge to the fund.
     The following table sets forth the annual percentage rates of the subadvisory fees for the Overseas Equity Trust under the prior and new subadvisory agreements. As indicated, the rates are lower under the new agreement. The new agreement became effective on January 15, 2010.
Subadvisory Fees – Overseas Equity Trust
(Rates Applied to Aggregate Net Assets) (1)

Prior Subadvisory Agreement	New Subadvisory Agreement
0.540% of the first $500 million; and	0.500% of the first $200 million;
0.400% of the excess over $500 million.	0.400% of the next $300 million; and 0.350% of all net assets once net assets exceed $500 million.

(1)	Aggregate Net Assets include only the net assets of Overseas Equity Trust.
     For the fiscal year ended December 31, 2009, JHIMS paid CGTC under the prior subadvisory agreement a subadvisory fee of $906,094 with respect to the Overseas Equity Trust. If the new subadvisory agreement with Templeton had been in effect for that fiscal year, the subadvisory fee would have been $838,979 (a decrease of 7%.).
     Decrease in Advisory Fees. In connection with the decrease in subadvisory fee rates under the new subadvisory agreement with Templeton as described above, the Board, including all the Independent Trustees, also approved at the December 15-17, 2009 meeting an amendment to the Advisory Agreement decreasing the rates of the advisory fees paid to JHIMS by the Overseas Equity Trust. The advisory fee for the fund is determined on the basis of Aggregate Net Assets in the same manner as the subadvisory fee. The following table sets forth the prior and new schedules of the annual percentage rates of the advisory fee for the fund. The new advisory fee rates became effective on January 15, 2010.
Advisory Fees – Overseas Equity Trust
(Rates Applied to Aggregate Net Assets)

Prior Advisory Agreement	New Advisory Agreement
0.990% of the first $500 million; and	0.950% of the first $200 million;
0.850% of the excess over $500 million.	0.850% of the next $300 million; and 0.800% of all net assets once net assets exceed $500 million.
     For the fiscal year ended December 31, 2009, JHT paid JHIMS under the prior agreement an advisory fee of $1,661,173 with respect to the Overseas Equity Trust. If the new agreement had been in effect for that fiscal year, the advisory fee would have been $1,594,061 (a decrease of 4%.).
BOARD CONSIDERATION OF NEW SUBADVISORY AGREEMENTS
     At its meeting on December 15-17, 2009, the Board, including all of the Independent Trustees, approved new subadvisory agreements appointing Jennison as the new subadviser to the All Cap Growth Trust and Templeton and Templeton Global as, respectively, the new subadviser and sub-subadviser to the Overseas Equity Trust. (Templeton and Templeton Global are collectively referred to as “Templeton”).
     The Board, including the Independent Trustees, is responsible for selecting JHT’s investment adviser, approving the Adviser’s selection of fund subadvisers and approving the funds’ advisory and subadvisory agreements, their periodic continuation and any amendments. Consistent with SEC rules, the Board regularly evaluates JHT’s advisory and subadvisory arrangements, including consideration of the factors listed below. The Board may also consider other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board is furnished with an analysis of its fiduciary obligations in connection with its evaluation and, throughout the evaluation process, the Board is assisted by counsel for JHT and the Independent Trustees are also separately assisted by independent legal counsel. The factors considered by the Board with respect to each fund are:
1.	the nature, extent and quality of the services to be provided by the Adviser to JHT and by the subadvisers to the funds;

2.	the investment performance of the funds and their subadvisers;

3.	the extent to which economies of scale would be realized as a fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders;

4.	the costs of the services to be provided and the profits to be realized by the Adviser and its affiliates (including any subadvisers affiliated with the Adviser) from the Adviser’s relationship with JHT; and

5.	comparative services rendered and comparative advisory and subadvisory fee rates.
     The Board believes that information relating to all these factors is relevant to its evaluation of JHT’s advisory agreements. With respect to its evaluation of subadvisory agreements with entities that are not affiliated with the Adviser, the Board believes that, in view of JHT’s “manager-of-managers” advisory structure, the costs of the services to be provided and the profits to be realized by those subadvisers that are not affiliated with the Adviser from their relationship with JHT, generally, are not a material factor in the Board’s consideration of these subadvisory agreements because such fees are paid to subadvisers by the Adviser and not by the funds and because the Board relies on the ability of the Adviser to negotiate such subadvisory fees at arms-length.
     In evaluating subadvisory arrangements, the Board also considers other material business relationships that unaffiliated subadvisers and their affiliates have with the Adviser or its affiliates, including the involvement by certain affiliates of certain subadvisers in the distribution of financial products, including shares of JHT, offered by the Adviser and other affiliates of the Adviser (“Material Relationships”).
     In making its determination and with reference to the factors that it considers, the Board reviewed:
1.	information relating to each subadviser’s business, including current subadvisory services to JHT (and other funds in the John Hancock family of funds);

2.	the performance of the fund and the performance of other funds managed by the subadviser with similar investment policies;

3.	the subadvisory fee for the fund, including any breakpoints; and

4.	information relating to the nature and scope of Material Relationships and their significance to the Adviser and the subadviser.
     Particular considerations of the Board at the December 15-17, 2009 meeting in approving the new subadvisory agreements with Jennison for the All Cap Growth Trust and Templeton for the Overseas Equity Trust included the following:
All Cap Growth Trust
1. Jennison has demonstrated skills as a manager, is currently the subadviser to the Capital Appreciation Trust and the JHF II Capital Appreciation Fund and may be expected to provide a high quality of investment management services and personnel to the All Cap Growth Trust.
2. The Capital Appreciation Trust, which is managed by Jennison in a style similar to that of the All Cap Growth Trust, has outperformed the All Cap Growth Trust for the one-, three- and five-year periods ended September 30, 2009 and for the period January 1, 2009 through September 30, 2009.
3. The Capital Appreciation Trust has outperformed its peer group average and benchmark index for the one-, three- and five-year periods ended September 30, 2009.
4. The subadvisory fee rates with respect to the All Cap Growth Trust under the new subadvisory agreement are (i) the product of arms-length negotiation between the Adviser and Jennison, (ii) within industry norms and (iii) the same or lower at each asset level than the subadvisory fee rates under the prior subadvisory agreement. In addition, the subadvisory fee is paid by the Adviser and not by the All Cap Growth Trust.
Overseas Equity Trust
1. Templeton has demonstrated skills as a manager, is currently the subadviser to the International Value Trust and the JHF II International Value Fund and may be expected to provide a high quality of investment management services and personnel to the Overseas Equity Trust.
2. The International Value Trust, which is managed by Templeton in a style similar to that of the Overseas Equity Trust, has outperformed the Overseas Equity Trust for the one-, three-, five- and ten-year periods ended September 30, 2009 and for the period January 1, 2009 through September 30, 2009.
3. The International Value Trust has outperformed its peer group average and benchmark index for the one-, three- and five-year periods ended September 30, 2009.
4. The subadvisory fee rates with respect to the Overseas Equity Trust under the new subadvisory agreement are (i) the product of arms-length negotiation between the Adviser and Templeton, (ii) within industry norms, and (iii) lower at all asset levels than the subadvisory fee rates under the prior subadvisory agreement. In addition, the subadvisory fees are paid by the Adviser and not by the Overseas Equity Trust.

DESCRIPTION OF PRIOR AND NEW SUBADVISORY AGREEMENTS
     The terms of the prior subadvisory agreements with Invesco Aim and CGTC, and the new subadvisory agreements with Jennison and Templeton, are substantially the same and are described below. For convenience, the agreements are generally, collectively referred to as the “subadvisory agreement” and the subadvisers as the “subadviser.” Certain differences among the agreements are noted below.
     Duties of the Subadviser. The subadviser manages the investment and reinvestment of the assets of the fund, subject to the supervision of the Board and the Adviser, and formulates a continuous investment program for the fund consistent with its investment objective and policies. The subadviser implements such program by purchases and sales of securities and regularly report thereon to the Board and the Adviser. At its expense, the subadviser furnishes all necessary investment and management facilities, including salaries of personnel required for it to execute its duties. The subadviser also furnishes administrative facilities, including bookkeeping, clerical personnel, and equipment necessary for the conduct of the investment affairs of the fund.
     Brokerage Transactions. The subadviser selects brokers and dealers to effect all transactions, places all necessary orders with brokers, dealers or issuers, and negotiates brokerage commissions if applicable. The subadviser may pay a broker-dealer that provides research and brokerage services a higher spread or commission for a particular transaction than otherwise might have been charged by another broker-dealer, if the subadviser determines that the higher spread or commission is reasonable in relation to the value of the brokerage and research services that such broker-dealer provides, viewed in terms of either the particular transaction or the subadviser’s overall responsibilities with respect to accounts managed by the subadviser.
     Books and Records. The subadviser maintains all accounts, books and record with respect to the fund as are required of an investment adviser of a registered investment company under the 1940 Act and the Advisers Act.
     Term. The subadvisory agreement initially continues in effect for a period of no more than two years from the date of its execution and thereafter only if the continuance is specifically approved at least annually either (a) by the Board or (b) by the vote of a majority of the outstanding voting securities of the fund. In either event, the continuance must also be approved by the vote of a majority of the Independent Trustees.
     If the outstanding voting securities of a fund fail to approve any continuance of a subadvisory agreement for the fund, the subadviser will continue to act as subadviser with respect to the fund pending the required approval of the continuance of the agreement or a new agreement with either that subadviser or a different subadviser, or other definitive action.
     Termination. The subadvisory agreement provides that it may be terminated at any time without the payment of any penalty on 60 days’ written notice to the other party or parties to the agreement and, as applicable, to JHT. The following parties or others may terminate the agreement:
•	the Board;

•	the holders of a majority of the outstanding voting securities of the fund;

•	the Adviser; and

•	the subadviser.
The subadvisory agreement automatically terminates in the event of its assignment.
     Amendments. The subadvisory agreement may be amended by the parties to the agreement provided the amendment is approved by of a majority of the Independent Trustees of JHT. Any required shareholder approval of any amendment will be effective with respect to the fund if a majority of the outstanding voting securities of the fund votes to approve the amendment.
     Pursuant to an SEC order, the Adviser may enter into subadvisory agreements appointing subadvisers which are not affiliates of the Adviser and may change the terms of these subadvisory agreements (including subadvisory fees), without shareholder approval. JHT is therefore able to engage non-affiliated subadvisers from time to time without the expense and delays associated with holding a meeting of shareholders.

     Liability of Subadviser. Neither the subadviser nor any of its officers, directors or employees will be liable to the Adviser or JHT for any loss suffered by the Adviser or JHT resulting from the subadviser’s acts or omissions as subadviser, except for losses resulting from willful misfeasance, bad faith, or gross negligence in the performance of, or from reckless disregard of, the duties of the subadviser or any of its officers, directors or employees.
     Consultation with Subadvisers to the Funds. Consistent with Rule 17a-10 under the 1940 Act, the subadvisory agreement prohibits the subadviser from consulting with the following entities concerning transactions for a fund in securities or other assets: (a) other subadvisers to the fund, (b) subadvisers to other JHT funds, and (c) subadvisers to funds under common control with the fund (this provision is not included in the Invesco Aim and CGTC subadvisory agreements).
     Confidentiality of Portfolio Holdings. The subadviser is required to treat JHT fund portfolio holdings as confidential and to prohibit its employees from trading on such confidential information
SHAREHOLDERS AND VOTING INFORMATION
Shareholders of JHT
     JHT does not sell its shares directly to the public but generally only to insurance companies and their separate accounts as the underlying investment media for variable contracts issued by such companies, certain entities affiliated with the insurance companies and those funds of JHT that operate as funds of funds and invest in other JHT funds (the “Funds of Funds”). Only shares of a particular fund are entitled to vote on matters that affect only the interests of that fund.
     As of the Record Date, shares of JHT were legally owned by John Hancock Life Insurance Company (U.S.A.) (“John Hancock USA.)”), John Hancock Life Insurance Company of New York (“John Hancock NY”) (collectively, the “Insurance Companies”) and the Funds of Funds. (Effective January 1, 2010, John Hancock USA succeeded by merger to the business of John Hancock Life Insurance Company and John Hancock Variable Life Insurance Company).
     The Insurance Companies hold shares principally in their separate accounts. They may also hold shares directly. An Insurance Company may legally own in the aggregate more than 25% of the shares of a fund. For purposes of the 1940 Act, any person who owns “beneficially” more than 25% of the outstanding shares of a fund is presumed to “control” the fund. Shares are generally deemed to be beneficially owned by a person who has the power to vote or dispose of the shares. An Insurance Company has no power to exercise any discretion in voting or disposing of any of the shares that it legally owns, except that it may have the power to dispose of shares that it holds directly. Consequently, an Insurance Company would be presumed to control a fund only if it holds directly for its own account, and has the power to dispose of, more than 25% of the shares of the fund. The Funds of Funds, individually or collectively, may hold more than 25% of the shares of an Underlying Fund. As currently operated, the Funds of Funds have no power to exercise any discretion in voting these shares, and the power to dispose of the shares resides not with the Funds of Funds or with JHT but rather with the subadviser to each Fund of Funds as a result of its advisory arrangements. Under these circumstances, JHT does not view a Fund of Funds as being the beneficial owner of shares of Underlying Funds for purposes of the 1940 Act presumption of control. See “Solicitation of Proxies and Voting Instructions” below.
     John Hancock USA is a stock life insurance company existing under the laws of Michigan and having its principal address at 200 Bloor Street East, Toronto, Ontario, Canada M4W 1E5. John Hancock NY is a stock life insurance company organized under the laws of New York and having its principal address at 100 Summit Lake Drive, Second Floor, Valhalla, NY 10595. Each of John Hancock USA and John Hancock NY is a wholly-owned subsidiary of The Manufacturers Life Insurance Company (“Manulife”), a Canadian stock life insurance company. The ultimate parent entity of Manulife is Manulife Financial Corporation (“MFC”), the holding company of Manulife and its subsidiaries, collectively known as “Manulife Financial.” The principal offices of MFC are located at 200 Bloor Street East, Toronto, Ontario, Canada M4W 1E5.

     The number of votes eligible to be cast at the Meeting or outstanding with respect to each fund, the percentage ownership of the outstanding shares of each fund by each of the Insurance Companies and by the Funds of Funds, and other share ownership information, as of the Record Date, are set forth below under “Outstanding Shares and Share Ownership.”
Voting Procedures
     Proxies may be revoked at any time prior to the voting of the shares represented thereby by: (i) mailing written instructions addressed to the Secretary of JHT at 601 Congress Street, Boston, Massachusetts 02210; or (ii) signing and returning a new proxy, in each case if received by JHT by April 15, 2010. All valid proxies will be voted in accordance with specifications thereon, or in the absence of specifications, for approval of all applicable Proposals.
     Quorum; Definition of a Majority of Outstanding Voting Securities. Shareholders of record at the close of business on the Record Date will be entitled to vote at the Meeting or any adjournment of the Meeting. The holders of 30% of the outstanding shares of JHT (or of a fund or class of shares of a fund, as applicable) at the close of business on that date present in person or by proxy will constitute a quorum for the Meeting. A Majority of the Outstanding Voting Securities (defined below) of JHT (or of a fund or class of shares of a fund, as applicable) is required to approve a proposal. As used in this Proxy Statement/Prospectus, the vote of a “Majority of the Outstanding Voting Securities” means the affirmative vote of the lesser of:
     (1) 67% or more of the voting securities of a fund present at the Meeting, if the holders of more than 50% of the outstanding voting securities of the fund are present in person or by proxy; or
     (2) more than 50% of the outstanding voting securities of the fund.
     Shareholders are entitled to one vote for each Series I, Series II and NAV share held and fractional votes for fractional shares held. No shares have cumulative voting rights.
     In the event the necessary quorum to transact business or the vote required to approve a proposal is not obtained at the Meeting, the persons named as proxies may propose one or more adjournments of the Meeting with respect to one or more proposals in accordance with applicable law to permit further solicitation of proxies. Any adjournment of the Meeting generally will require the affirmative vote of the holders of a majority of JHT’s shares cast at the Meeting, and any adjournment with respect to a proposal will require the affirmative vote of the holders of a majority of the shares entitled to vote on the proposal cast at the Meeting. The persons named as proxies will vote for or against any adjournment in their discretion.
     Abstentions. Abstentions are counted as shares eligible to vote at the Meeting in determining whether a quorum is present, but do not count as votes cast with respect to a proposal. Under the 1940 Act, the affirmative vote necessary to approve a matter under consideration may be determined with reference to a percentage of votes present at the Meeting, which would have the effect of treating abstentions as if they were votes against a proposal.
     Cost of Preparation and Distribution of Proxy Materials. With respect to the Combination of each Acquired Fund and its corresponding Acquiring Fund, the costs of the preparation of these proxy materials and their distribution will be: (i) borne by the Acquired Fund in the case of the Combinations involving the All Cap Growth Trust, Overseas Equity Trust and Pacific Rim Trust; and (ii) allocated on a relative net asset basis between the Acquired and Acquiring Funds in the case of the Combinations involving the Short Term Bond Trust and the U.S. Government Securities Trust. In addition to the solicitation of proxies by the use of the mails, proxies may be solicited by officers and employees of JHT, the Adviser or its agents or affiliates, personally or by telephone. Brokerage houses, banks and other fiduciaries may be requested to forward soliciting materials to their principals and to obtain authorization for the execution of proxies. For those services, they will be reimbursed by the Adviser for their out-of-pocket expenses.
     Fund Voting. Shares of each Acquired Fund will vote separately, and in the aggregate and not by class of shares, with respect to the proposal applicable to that fund.

     Solicitation of Proxies and Voting Instructions
     JHT is soliciting proxies from the shareholders of the Acquired Funds, including the Insurance Companies, which have the right to vote upon matters that may be voted upon at a special shareholders’ meeting. The Insurance Companies will furnish this Proxy Statement/Prospectus to the owners of variable contracts participating in their separate accounts which are registered with the SEC under the 1940 Act (“Registered Accounts”) and that hold shares of the Acquired Funds to be voted at the Meeting and will solicit voting instructions from those contract owners.
     Each Insurance Company will vote shares of the Acquired Funds held in its Registered Accounts: (i) for which timely voting instructions are received from contract owners, in accordance with such instructions; and (ii) for which no voting instructions are timely received, in the same proportion as the instructions received from contract owners participating in all its Registered Accounts. The Insurance Companies will vote all other shares of the Acquired Funds held by them in the same proportion as the voting instructions timely received by all the Insurance Companies from contract owners participating in all their Registered Accounts. In addition, JHT will vote shares of the Acquired Funds held by a Fund of Funds in the same proportion as the voting instructions timely received by all the Insurance Companies from contract owners participating in all their Registered Accounts that invest in that Acquired Fund. The effect of proportional voting as described above is that a small number of contract owners can determine the outcome of the voting.
OUTSTANDING SHARES AND SHARE OWNERSHIP
Acquired Funds
     As of the Record Date, the number of votes eligible to be cast at the Meeting with respect to the Series I, Series II and NAV shares (as applicable) of each Acquired Fund, and the percentage ownership thereof by John Hancock USA, John Hancock NY and collectively by the Funds of Funds are set forth below:

			Percentage of	Percentage of	Percentage of
	Share	Number of	Shares held by	Shares held by	Shares held by
Acquired Fund	Class	Eligible Votes	JH USA.	JH NY	Funds of Funds*
All Cap Growth Trust	Series I Series II NAV

Overseas Equity Trust	Series II NAV

Pacific Rim Trust	Series I Series II NAV

Short Term Bond Trust	NAV

U.S. Gov’t Securities Trust	Series I Series II NAV

*	Represents the aggregate percentage ownership of the Funds of Funds.
     As of the Record Date, to the knowledge of JHT, no record owner of one or more variable contracts had voting authority with respect to 5% or more of the outstanding shares of any class of any of the Acquired Funds.
     As of the Record Date, Trustees and officers of JHT, in the aggregate, beneficially owned or had the right to provide voting instructions for less than 1% of the outstanding shares of any class of any of the Acquired Funds.

Acquiring Funds
     As of the Record Date, the number of shares outstanding with respect to the Series I, Series II and NAV shares (as applicable) of each Acquiring Fund, and the percentage ownership thereof by each of John Hancock USA, John Hancock NY and collectively by the Funds of Funds are set forth below:

		Number of	Percentage of	Percentage of	Percentage of
	Share	Outstanding	Shares held by	Shares held by	Shares held by
Acquired Fund	Class	Shares	JH USA.	JH NY	Funds of Funds*
Capital Appreciation Trust	Series I Series II NAV

International Value Trust	Series I Series II NAV

International Equity Index Trust A	Series I Series II

Short Term Gov’t Income Trust	Series I Series II NAV

*	Represents the aggregate percentage ownership of the Funds of Funds.
     As of the Record Date, to the knowledge of JHT, no record owner of one or more variable contracts had voting authority with respect to 5% or more of the outstanding shares of any class of any of the Acquiring Funds.
     As of the Record Date, Trustees and officers of JHT, in the aggregate, beneficially owned or had the right to provide voting instructions for less than 1% of the outstanding shares of any class of any of the Acquiring Funds.
FINANCIAL STATEMENTS
     The financial statements of JHT included in its Annual Report to Shareholders for the fiscal year ended December 31, 2008 have been audited by PricewaterhouseCoopers LLP. These financial statements have been incorporated by reference into the SAI insofar as they relate to the Acquired and Acquiring Funds. The unaudited financial statements of JHT included in its Semi-Annual Report to Shareholders for the six-month period ended June 30, 2009 have been incorporated by reference into the SAI insofar as they relate to the Acquired and Acquiring Funds. The financial highlights of the Acquired and Acquiring Funds as of June 30, 2009 are included in Appendix D to this Proxy Statement/Prospectus.
     JHT will furnish, without charge, a copy of its Annual Report for the fiscal year ended December 31, 2008 and its Semi-Annual Report for the six-month period ended June 30, 2009, to any shareholder or contract owner upon request. To obtain a report, please contact JHT by calling 1-800-344-1029 or by writing to JHT at 601 Congress Street, Boston, Massachusetts 02210, Attn.: Charles Rizzo. JHT’s Annual Report for the fiscal year ended December 31, 2009 is expected to be mailed to shareholders on or about March 1, 2010.

LEGAL MATTERS
     Certain matters concerning the issuance of shares of the Acquiring Funds will be passed upon by Betsy Anne Seel, Esq., Assistant Vice President and Senior Counsel, U.S. Operations Law Department, John Hancock. Certain tax consequences of the Reorganization will be passed upon by Dykema Gossett PLLC, 400 Renaissance Center, Detroit, Michigan 48243.
OTHER MATTERS
     The Board does not know of any matters to be presented at the Meeting other than those mentioned in this Proxy Statement/Prospectus. If any other matters properly come before the Meeting, the shares represented by proxies will be voted in accordance with the best judgment of the person or persons voting the proxies.
     JHT is not required to hold annual meetings of shareholders and, therefore, it cannot be determined when the next meeting of shareholders will be held. Shareholder proposals to be presented at any future meeting of shareholders of JHT must be received by JHT a reasonable time before JHT’s solicitation of proxies for that meeting in order for such proposals to be considered for inclusion in the proxy materials related to that meeting.
BY ORDER OF THE BOARD OF TRUSTEES
February 26, 2010
Boston, Massachusetts
     It is important that proxies be returned promptly. Therefore, shareholders who do not expect to attend the Meeting in person are urged to complete, sign and date the proxy card and return it in the enclosed envelope.

Appendix A
FORM OF AGREEMENT AND PLAN OF REORGANIZATION
     THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Plan”) is made this ___ day of                     , 20___, by John Hancock Trust (“JHT”), a Massachusetts business trust, on behalf of each “Acquired Fund” and its corresponding “Acquiring Fund” listed below, all of which are separate series or funds of JHT, and, for purposes of Sections 1(a)(ii) and 9 of the Plan only, by John Hancock Investment Management Services, LLC (“JHIMS”), the investment adviser to JHT:

Acquired Fund		Corresponding Acquiring Fund
All Cap Growth Trust	—	Capital Appreciation Trust
Overseas Equity Trust	—	International Value Trust
Pacific Rim Trust	—	International Equity Index Trust A
Short Term Bond Trust	—	Short Term Government Income Trust
U.S. Government Securities Trust	—	Short Term Government Income Trust
This Plan shall be deemed to be a separate agreement by JHT on behalf of each Acquired Fund and its corresponding Acquiring Fund. As used herein, unless otherwise stated or the context otherwise requires, each Acquired Fund and its corresponding Acquiring Fund are, respectively, the “Acquired Fund” and the “Acquiring Fund.”
     WHEREAS, JHT intends to provide for the reorganization of the Acquired Fund through the acquisition by the Acquiring Fund of all or substantially all of the assets, subject to all of the liabilities, of the Acquired Fund in exchange for Series I, Series II and NAV (as applicable) voting shares of beneficial interest, par value $.01 per share, of the Acquiring Fund (the “Acquiring Fund Shares”), the liquidation of the Acquired Fund and the distribution to Acquired Fund shareholders of the Acquiring Fund Shares (the “Reorganization”); and
     WHEREAS, the Board of Trustees of JHT has determined that the transfer of all or substantially all of the assets and all of the liabilities of the Acquired Fund to the Acquiring Fund is in the best interests of each such Fund, as well as the best interests of shareholders and owners of variable life and annuity contracts funded by shares of such Funds (“contract owners”), and that the interests of existing shareholders and contract owners will not be diluted as a result of the Reorganization;
     NOW, THEREFORE, in consideration of the mutual promises herein contained, JHT on behalf of, respectively, the Acquired Fund and the Acquiring Fund, hereto agrees as follows:
1. TRANSFER OF ASSETS OF THE ACQUIRED FUND IN EXCHANGE FOR ACQUIRING FUND SHARES AND LIQUIDATION OF THE ACQUIRED FUND
(a) Plan of Reorganization.
(i) JHT on behalf of the Acquired Fund, will convey, transfer and deliver to the Acquiring Fund all of the then existing assets of the Acquired Fund (consisting, without limitation, of portfolio securities and instruments, dividend and interest receivables, cash and other assets). In consideration thereof, JHT on behalf of the Acquiring Fund will (A) assume and pay, to the extent that they exist on or after the Effective Time of the Reorganization (as defined in Section 1(b)(i) hereof), all of the obligations and liabilities of the Acquired Fund and (B) issue and deliver to the Acquired Fund that number of full and fractional Series I, Series II and NAV shares (as applicable) of the Acquiring Fund as determined in Section 1(c) hereof. Any Series I, Series II and NAV shares of capital stock, par value $.01 per share, of the Acquired Fund (“Acquired Fund Shares”) held in the treasury of JHT at the Effective Time of the Reorganization shall thereupon be retired. Such transactions shall take place on the date provided for in Section 1(b)(i) hereof (the “Exchange Date”). All computations for the Acquired Fund and the Acquiring Fund shall be performed by State Street Bank and Trust Company (the “Custodian”), as custodian and pricing agent for the Acquired Fund and the Acquiring Fund. The determination of the Custodian shall be conclusive and binding on all parties in interest.

(ii) JHIMS has advised JHT that, because of significant differences between the investment strategies and portfolio securities of the Pacific Rim Trust (Acquired Fund) and its corresponding Acquiring Fund, the International Equity Index Trust A, which is an index fund, a substantial portion of the portfolio securities of this Acquired Fund are expected to be sold in connection with the Reorganization.
(iii) As of the Effective Time of the Reorganization, the Acquired Fund will liquidate and distribute pro rata to its shareholders of record (“Acquired Fund shareholders”) as of the Effective Time of the Reorganization the Acquiring Fund Shares received by the Acquired Fund pursuant to Section 1(a)(i) in actual or constructive exchange for the shares of the Acquired Fund held by the Acquired Fund shareholders. The holders of Series I, Series II and NAV shares (as applicable) of the Acquired Fund, will receive, respectively, Series I, Series II and NAV shares of the Acquiring Fund. Such liquidation and distribution will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund shareholders and representing the respective pro-rata number of the Acquiring Fund Shares due such shareholders. The Acquiring Fund will not issue certificates representing the Acquiring Fund Shares in connection with such exchange.
(iv) As soon as practicable after the Effective Time of the Reorganization, JHT shall take all the necessary steps under Massachusetts law, JHT’s Agreement and Declaration of Trust (the “Declaration of Trust”) and any other applicable law to effect a complete dissolution of the Acquired Fund.
(b) Exchange Date and Effective Time of the Reorganization.
(i) Subject to the satisfaction of the conditions to the Reorganization specified in this Plan, the Reorganization shall occur as of the close of regularly scheduled trading on the New York Stock Exchange (“NYSE”) (the “Effective Time of the Reorganization”) on the day (the “Exchange Date”) which is the later of (A) the final adjournment of the meeting of the holders of Acquired Fund shares at which this Plan will be considered, (B) April 30, 2010 and (C) such later day as any one or more of the officers of JHT may determine.
(ii) All acts taking place on the Exchange Date shall be deemed to take place simultaneously as of the Effective Time of the Reorganization unless otherwise provided.
(iii) In the event that on the proposed Exchange Date (A) the NYSE shall be closed to trading or trading thereon shall be restricted, or (B) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate valuation of the net assets of the Acquiring Fund or the Acquired Fund is impracticable, the Exchange Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.
(iv) On the Exchange Date, portfolio securities of the Acquired Fund shall be transferred by the Custodian to the account of the Acquiring Fund duly endorsed in proper form for transfer, in such condition as to constitute good delivery thereof in accordance with the custom of brokers, and shall be accompanied by all necessary federal and state stock transfer stamps or a check for the appropriate purchase price thereof.
(c) Valuation.
(i) The net asset value per share of the Series I, Series II and NAV shares (as applicable) of the Acquiring Fund and the net value of the assets of the Acquired Fund to be transferred in exchange for such Series I, Series II and NAV shares shall be determined as of the Effective Time of the Reorganization. The net asset value per share of the Series I, Series II and NAV shares of the Acquiring Fund shall be computed by the Custodian in the manner set forth in JHT’s Declaration of Trust or By-laws and then current prospectus and statement of additional information and shall be computed to not less than two decimal places. The net value of the assets of the Acquired Fund to be transferred shall be computed by the Custodian by calculating the value of the assets of the Acquired Fund and by subtracting therefrom the amount of the liabilities assigned and transferred to the Acquiring Fund, said assets and liabilities to be valued in the manner set forth in JHT’s Declaration of Trust or By-laws and then current prospectus and statement of additional information.

(ii) The number of Series I, Series II and NAV shares (as applicable) of the Acquiring Fund to be issued (including fractional shares, if any) by the Acquiring Fund in exchange for the Acquired Fund’s assets shall be determined by dividing the net value of the assets of the Acquired Fund attributable to shares of each class and to be transferred by the net asset value per share of the corresponding Series I, Series II and NAV shares (as applicable) of the Acquiring Fund, both as determined in accordance with Section 1(c)(i).
(iii) All computations of value shall be made by the Custodian in accordance with its regular practice as pricing agent for the Acquiring Fund and the Acquired Fund.
2. REPRESENTATIONS AND WARRANTIES OF JHT ON BEHALF OF THE ACQUIRING FUND
JHT on behalf of the Acquiring Fund represents and warrants as follows:
(a) Organization, Existence, etc. JHT is a business trust that is duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts and has the power to carry on its business as it is now being conducted. The Acquiring Fund is a validly existing series of shares of such business trust representing interests in a separate portfolio thereof under the laws of Massachusetts. Each of the Acquiring Fund and JHT has all necessary federal, state and local authorization to own all of its properties and assets and to carry on its business as now being conducted.
(b) Registration as Investment Company. JHT is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company; such registration has not been revoked or rescinded and is in full force and effect.
(c) Current Offering Documents. The current prospectus of JHT dated May 1, 2009, as supplemented, and the current statement of additional information of JHT dated May 1, 2009, as supplemented, and as each may be further supplemented or amended, included in JHT’s registration statement on Form N-1A filed with the Securities and Exchange Commission (“Commission”), comply in all material respects with the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Act and do not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.
(d) Capitalization. JHT has an unlimited number of authorized shares of beneficial interest, par value $.01 per share. All of the outstanding shares of JHT have been duly authorized and are validly issued, fully paid and non-assessable (except as disclosed in JHT’s prospectus and recognizing that under Massachusetts law, shareholders of a Fund of JHT could, under certain circumstances, be held personally liable for the obligations of such Fund). All of the issued and outstanding shares of the Acquiring Fund have been offered and sold in compliance in all material respects with applicable registration requirements of the Securities Act and applicable state securities laws.
(e) Financial Statements. The Financial Statements of the Acquiring Fund for the fiscal year ended December 31, 2008, which have been audited by the independent registered public accounting firm retained by JHT, fairly present the financial position of the Acquiring Fund as of the dates thereof and its results of operations and changes in net assets for each of the periods indicated in accordance with generally accepted accounting principles (“GAAP”).
(f) Shares to be Issued Upon Reorganization. The Acquiring Fund Shares to be issued in connection with the Reorganization will be duly authorized and upon consummation of the Reorganization will be validly issued, fully paid and non-assessable (except as disclosed in the Acquiring Fund’s prospectus and recognizing that under Massachusetts law, shareholders of a Fund of JHT could, under certain circumstances, be held personally liable for the obligations of such Fund).
(g) Authority Relative to this Plan. JHT, on behalf of the Acquiring Fund, has the power to enter into this Plan and to carry out its obligations hereunder. The execution and delivery of this Plan and the consummation of the transactions contemplated hereby have been duly authorized by JHT’s Board of Trustees and no other proceedings by JHT other than those contemplated under this Plan are necessary to authorize its officers to effectuate this Plan and the transactions contemplated hereby. JHT is not a party to or obligated under any provision of its Declaration of Trust or By-laws, or under any indenture or contract provision or any other commitment or obligation, or subject to any order or decree, which would be violated by or which would prevent its execution and performance of this Plan in accordance with its terms.
(h) Liabilities. There are no liabilities of the Acquiring Fund, whether actual or contingent and whether or not determined or determinable, other than liabilities disclosed or provided for in the Acquiring Fund’s Financial Statements and liabilities incurred in the ordinary course of business subsequent to December 31, 2008 or otherwise previously disclosed to the Acquiring Fund, none of which has been materially adverse to the business, assets or results of operations of the Acquiring Fund.
(i) No Material Adverse Change. Since December 31, 2008, there has been no material adverse change in the financial condition, results of operations, business, properties or assets of the Acquiring Fund, other than those occurring in the ordinary course of business (for these purposes, a decline in net asset value and a decline in net assets due to redemptions do not constitute a material adverse change).
(j) Litigation. There are no claims, actions, suits or proceedings pending or, to the knowledge of JHT, threatened which would adversely affect the Acquiring Fund’s assets or business or which would prevent or hinder consummation of the transactions contemplated hereby, there are no facts which would form the basis for the institution of administrative proceedings against the Acquiring Fund and, to the knowledge of JHT, there are no regulatory investigations of the Acquiring Fund, pending or threatened, other than routine inspections and audits.
(k) Contracts. No default exists under any material contract or other commitment on behalf of the Acquiring Fund to which JHT is subject.
(l) Taxes. All federal and other income tax returns of the Acquiring Fund required to be filed by JHT have been filed for all taxable years to and including December 31, 2008, and all taxes payable pursuant to such returns have been paid. To the knowledge of JHT, no such return is under audit and no assessment has been asserted in respect of any such return. All federal and other taxes owed by the Acquiring Fund have been paid so far as due. The Acquiring Fund currently is, at all times since its inception has been, and will continue to be up until and at the Exchange Date, in compliance with Section 817(h)(1) of the Internal Revenue Code of 1986, as amended (the “Code”), and Treas. Reg. Section 1.817-5, as if those provisions applied directly to the Acquiring Fund, relating to the diversification requirements for variable annuity, endowment and life insurance contracts. The Acquiring Fund’s shares are (and since its inception have been) held only by (a) insurance company “segregated asset accounts” within the meaning of Treas. Reg. Section 1.817-5(e) and (b) other purchasers of the kind specified in Treas. Reg. Section 1.817-5(f)(3) as from time to time in effect. The Acquiring Fund is, and at all times since its inception has been, qualified as a “regulated investment company” under subchapter M of the Code.
(m) No Approvals Required. Except for the Registration Statement (as defined in Section 4(a) hereof) and the approval of the Acquired Fund’s shareholders (referred to in Section 6(a) hereof), no consents, approvals, authorizations, registrations or exemptions under federal or state laws are necessary for the consummation by the Acquiring Fund of the Reorganization, except such as have been obtained as of the date hereof.
3. REPRESENTATIONS AND WARRANTIES OF JHT ON BEHALF OF THE ACQUIRED FUND
JHT on behalf of the Acquired Fund represents and warrants as follows:
(a) Organization, Existence, etc. JHT is a business trust that is duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts and has the power to carry on its business as it is now being conducted. The Acquired Fund is a validly existing series of shares of such business trust representing interests in a separate portfolio thereof under the laws of Massachusetts. Each of the Acquired Fund and JHT has all necessary federal, state and local authorization to own all of its properties and assets and to carry on its business as now being conducted.
(b) Registration as Investment Company. JHT is registered under the Act as an open-end management investment company; such registration has not been revoked or rescinded and is in full force and effect.

(c) Current Offering Documents. The current prospectus of JHT dated May 1, 2009, as supplemented, and the current statement of additional information of JHT dated May 1, 2009, as supplemented, and as each may be further supplemented or amended, included in JHT’s registration statement on Form N-1A filed with the Commission, comply in all material respects with the requirements of the Securities Act and the Act and do not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.
(d) Capitalization. JHT has an unlimited number of authorized shares of beneficial interest, par value $.01 per share. All of the outstanding shares of JHT have been duly authorized and are validly issued, fully paid and non-assessable (except as disclosed in JHT’s prospectus and recognizing that under Massachusetts law, shareholders of a Fund of JHT could, under certain circumstances, be held personally liable for the obligations of such Fund). All such shares of the Acquired Fund will, at the Effective Time of the Reorganization, be held by the shareholders of record of the Acquired Fund as set forth on the books and records of JHT in the amounts set forth therein, and as set forth in any list of shareholders of record provided to the Acquiring Fund for purposes of the Reorganization, and no such shareholders of record will have any preemptive rights to purchase any Acquired Fund shares, and the Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquired Fund shares (other than any existing dividend reinvestment plans of the Acquired Fund or as set forth in this Plan), nor are there outstanding any securities convertible into any shares of the Acquired Fund (except pursuant to any existing exchange privileges described in the current prospectus and statement of additional information of JHT). All of the Acquired Fund’s issued and outstanding shares have been offered and sold in compliance in all material respects with applicable registration requirements of the Securities Act and applicable state securities laws.
(e) Financial Statements. The Financial Statements of the Acquired Fund for the fiscal year ended December 31, 2008, which have been audited by the independent registered public accounting firm retained by JHT, fairly present the financial position of the Acquired Fund as of the dates thereof and its results of operations and changes in net assets for each of the periods indicated in accordance with GAAP.
(f) Authority Relative to this Plan. JHT, on behalf of the Acquired Fund, has the power to enter into this Plan and to carry out its obligations hereunder. The execution and delivery of this Plan and the consummation of the transactions contemplated hereby have been duly authorized by JHT’s Board of Trustees and no other proceedings by JHT other than those contemplated under this Plan are necessary to authorize its officers to effectuate this Plan and the transactions contemplated hereby. JHT is not a party to or obligated under any provision of its Declaration of Trust or By-laws, or under any indenture or contract provision or any other commitment or obligation, or subject to any order or decree, which would be violated by or which would prevent its execution and performance of this Plan in accordance with its terms.
(g) Liabilities. There are no liabilities of the Acquired Fund, whether actual or contingent and whether or not determined or determinable, other than liabilities disclosed or provided for in the Acquired Fund’s Financial Statements and liabilities incurred in the ordinary course of business subsequent to December 31, 2008 or otherwise previously disclosed to the Acquired Fund, none of which has been materially adverse to the business, assets or results of operations of the Acquired Fund.
(h) No Material Adverse Change. Since December 31, 2008, there has been no material adverse change in the financial condition, results of operations, business, properties or assets of the Acquired Fund, other than those occurring in the ordinary course of business (for these purposes, a decline in net asset value and a decline in net assets due to redemptions do not constitute a material adverse change).
(i) Litigation. There are no claims, actions, suits or proceedings pending or, to the knowledge of JHT, threatened which would adversely affect the Acquired Fund’s assets or business or which would prevent or hinder consummation of the transactions contemplated hereby, there are no facts which would form the basis for the institution of administrative proceedings against the Acquired Fund and, to the knowledge of JHT, there are no regulatory investigations of the Acquired Fund, pending or threatened, other than routine inspections and audits.
(j) Contracts. JHT is not subject to any contracts or other commitments on behalf of the Acquired Fund (other than this Plan) which will not be terminated with respect to the Acquired Fund without liability to JHT or the Acquired Fund as of or prior to the Effective Time of the Reorganization.

(k) Taxes. All federal and other income tax returns of the Acquired Fund required to be filed by JHT with respect to the Acquired Fund have been filed for all taxable years to and including December 31, 2008, and all taxes payable pursuant to such returns have been paid. To the knowledge of JHT, no such return is under audit and no assessment has been asserted in respect of any such return. All federal and other taxes owed by the Acquired Fund have been paid so far as due. The Acquired Fund currently is, at all times since its inception has been, and will continue to be up until and at the Exchange Date, in compliance with Section 817(h)(1) of the Code and Treas. Reg. Section 1.817-5, as if those provisions applied directly to the Acquired Fund, relating to the diversification requirements for variable annuity, endowment and life insurance contracts. The Acquired Fund’s shares are (and since its inception have been) held only by (a) insurance company “segregated asset accounts” within the meaning of Treas. Reg. Section 1.817-5(e) and (b) other purchasers of the kind specified in Treas. Reg. Section 1.817-5(f)(3) as from time to time in effect. The Acquired Fund is, and at all times since its inception has been, qualified as a “regulated investment company” under subchapter M of the Code.
(l) No Approvals Required. Except for the Registration Statement (as defined in Section 4(a) hereof) and the approval of the Acquired Fund’s shareholders referred to in Section 6(a) hereof, no consents, approvals, authorizations, registrations or exemptions under federal or state laws are necessary for the consummation by the Acquired Fund of the Reorganization, except such as have been obtained as of the date hereof.
4. COVENANTS OF JHT ON BEHALF OF THE ACQUIRING FUND
JHT on behalf of the Acquiring Fund covenants to the following:
(a) Registration Statement. On behalf of the Acquiring Fund, JHT shall file with the Commission a Registration Statement on Form N-14 (the “Registration Statement”) under the Securities Act relating to the Acquiring Fund Shares issuable hereunder and the proxy statement of the Acquired Fund relating to the meeting of the Acquired Fund’s shareholders referred to in Section 5(a) herein. At the time the Registration Statement becomes effective, the Registration Statement (i) will comply in all material respects with the provisions of the Securities Act and the rules and regulations of the Commission thereunder (the “Regulations”) and (ii) will not contain an untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and at the time the Registration Statement becomes effective, at the time of the Acquired Fund’s shareholders meeting referred to in Section 5(a) hereof, and at the Effective Time of the Reorganization, the proxy statement/prospectus (the “Prospectus”) and statement of additional information (the “Statement of Additional Information”) included therein, as amended or supplemented by any amendments or supplements filed by JHT, will not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.
(b) Cooperation in Effecting Reorganization. JHT on behalf of the Acquiring Fund agrees to use all reasonable efforts to effectuate the Reorganization, to continue in operation thereafter, and to obtain any necessary regulatory approvals for the Reorganization.
(c) Operations in the Ordinary Course. Except as otherwise contemplated by this Plan, JHT with respect to the Acquiring Fund shall conduct its business in the ordinary course until the consummation of the Reorganization, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions.
5. COVENANTS OF JHT ON BEHALF OF THE ACQUIRED FUND
JHT on behalf of the Acquired Fund covenants to the following:
(a) Meeting of the Acquired Fund’s Shareholders. JHT shall call and hold a meeting of the shareholders of the Acquired Fund for the purpose of acting upon this Plan and the transactions contemplated herein.
(b) Portfolio Securities. With respect to the assets to be transferred in accordance with Section 1(a), the Acquired Fund’s assets shall consist of all property and assets of any nature whatsoever, including, without limitation, all cash, cash equivalents, securities, claims and receivables (including dividend and interest receivables) owned, and any deferred or prepaid expenses shown as an asset on the Acquired Fund’s books. At least five (5) business days prior to the Exchange Date, the Acquired Fund will provide the Acquiring Fund with a list of its assets and a list of its stated liabilities. The Acquired Fund shall have the right to sell any of the securities or other assets shown on the list of assets prior to the Exchange Date but will not, without the prior approval of JHT, on behalf of the Acquiring Fund, acquire any additional securities other than securities which the Acquiring Fund is permitted to purchase, pursuant to its investment objective and policies or otherwise (taking into consideration its own portfolio composition as of such date). In the event that the Acquired Fund holds any investments that the Acquiring Fund would not be permitted to hold, the Acquired Fund will dispose of such securities prior to the Exchange Date to the extent practicable and to the extent that its shareholders would not be materially affected in an adverse manner by such a disposition. In addition, JHT will prepare and deliver, on the Exchange Date, immediately prior to the Effective Time of the Reorganization, a Statement of Assets and Liabilities of the Acquired Fund as of the Effective Time of the Reorganization and prepared in accordance with GAAP (the “Schedule”). All securities to be listed in the Schedule for the Acquired Fund as of the Effective Time of the Reorganization will be owned by the Acquired Fund free and clear of any liens, claims, charges, options and encumbrances, except as indicated in the Schedule, and, except as so indicated, none of such securities is or, after the Reorganization as contemplated hereby, will be subject to any restrictions, legal or contractual, on the disposition thereof (including restrictions as to the public offering or sale thereof under the Securities Act) and, except as so indicated, all such securities are or will be readily marketable.
(c) Registration Statement. In connection with the preparation of the Registration Statement, JHT on behalf of the Acquired Fund will furnish the information relating to the Acquired Fund required by the Securities Act and the Regulations to be set forth in the Registration Statement (including the Prospectus and Statement of Additional Information). At the time the Registration Statement becomes effective, the Registration Statement, insofar as it relates to the Acquired Fund, (i) will comply in all material respects with the provisions of the Securities Act and the Regulations and (ii) will not contain an untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and at the time the Registration Statement becomes effective, at the time of the Acquired Fund’s shareholders meeting referred to in Section 5(a) and at the Effective Time of the Reorganization, the Prospectus and Statement of Additional Information, as amended or supplemented by any amendments or supplements filed by JHT, insofar as they relate to the Acquired Fund, will not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading; provided, however, that the representations and warranties in this subsection shall apply only to statements in or omissions from the Registration Statement, Prospectus or Statement of Additional Information made in reliance upon and in conformity with information furnished by JHT with respect to the Acquired Fund for use in the Registration Statement, Prospectus or Statement of Additional Information as provided in this Section 5(c).
(d) Cooperation in Effecting Reorganization. JHT on behalf of the Acquired Fund agrees to use all reasonable efforts to effectuate the Reorganization and to obtain any necessary regulatory approvals for the Reorganization.
(e) Operations in the Ordinary Course. Except as otherwise contemplated by this Plan, JHT with respect to the Acquired Fund shall conduct its business in the ordinary course until the consummation of the Reorganization, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions.
(f) Statement of Earnings and Profits. As promptly as practicable, but in any case within 60 days after the Exchange Date, JHT on behalf of the Acquired Fund shall prepare a statement of the earnings and profits of the Acquired Fund for federal income tax purposes, and of any capital loss carryovers and other items that the Acquiring Fund will succeed to and take into account as a result of Section 381 of the Code.
6. CONDITIONS PRECEDENT TO OBLIGATIONS OF JHT ON BEHALF OF THE ACQUIRED FUND
The obligations of JHT on behalf of the Acquired Fund with respect to the consummation of the Reorganization are subject to the satisfaction of the following conditions:

(a) Approval by the Acquired Fund’s Shareholders. This Plan and the transactions contemplated by the Reorganization shall have been approved by the requisite vote of the shares of the Acquired Fund entitled to vote on the matter (“Acquired Shareholder Approval”).
(b) Covenants, Warranties and Representations. With respect to the Acquiring Fund, JHT shall have complied with each of its covenants contained herein, each of the representations and warranties contained herein shall be true in all material respects as of the Effective Time of the Reorganization (except as otherwise contemplated herein), and there shall have been no material adverse change (as described in Section 2(i)) in the financial condition, results of operations, business, properties or assets of the Acquiring Fund since December 31, 2008.
(c) Regulatory Approval. The Registration Statement shall have been declared effective by the Commission and no stop orders under the Securities Act pertaining thereto shall have been issued and all other approvals, registrations, and exemptions under federal and state laws considered to be necessary shall have been obtained (collectively, the “Regulatory Approvals”).
(d) Tax Opinions. JHT shall have received one or more opinions of Dykema Gossett PLLC, dated on or before the Effective Time of the Reorganization, addressed to and in form and substance satisfactory to JHT, as to certain of the federal income tax consequences under the Code of the Reorganization insofar as it relates each Acquired Fund and its corresponding Acquiring Fund (the “Tax Opinions’). For purposes of rendering its opinion, Dykema Gossett PLLC may rely exclusively and without independent verification, as to factual matters, on the statements made in the Plan, the Prospectus and Statement of Additional Information, and on such other written representations as a senior officer of JHT will have verified as of the Effective Time of the Reorganization. The Tax Opinions will be to the effect that, based on the facts and assumptions stated therein, for federal income tax purposes:
     (A) with respect to each of the four transactions involving, respectively, (i) the All Cap Growth Trust (Acquired Fund) and Capital Appreciation Trust (Acquiring Fund), (ii) the Overseas Equity Trust (Acquired Fund) and International Value Trust (the Acquiring Fund), (iii) the Short-Term Bond Trust (Acquired Fund) and Short Term Government Income Trust (Acquiring Fund) and (iv) the U.S. Government Securities Trust (Acquired Fund) and Short Term Government Income Trust (Acquiring Fund): (1) the Reorganization will qualify as a reorganization within the meaning of Section 368(a)(1) of the Code with respect to the Acquired and Acquiring Funds; (2) no gain or loss will be recognized by the Acquired or the Acquiring Fund upon the transfer of all of the assets and liabilities, if any, of the Acquired Fund to the Acquiring Fund solely in exchange for shares of the Acquiring Fund; (3) no gain or loss will be recognized by shareholders of the Acquired Fund upon the exchange of such Fund’s shares solely for shares of the Acquiring Fund; (4) the tax basis of the shares of the Acquiring Fund received by each holder of shares of the Acquired Fund pursuant to the Reorganization will be the same as the tax basis of the shares of the Acquired Fund held by the shareholder immediately prior to the Reorganization; (5) the holding period of the shares of the Acquiring Fund received by each holder of shares of the Acquired Fund pursuant to the Reorganization will be the same as the holding period of the shares of the Acquired Fund held by the shareholder (provided the shares of the Acquired Fund were held as a capital asset on the date of the Reorganization) immediately prior to the Reorganization; (6) the tax basis of the assets of the Acquired Fund acquired by the Acquiring Fund will be the same as the tax basis of those assets of the Acquired Fund immediately prior to the Reorganization; and (7) the holding period of the assets of the Acquired Fund acquired by the Acquiring Fund will be the same as the holding period of those assets of the Acquired Fund immediately prior to the Reorganization; and
     (B) with respect to the transaction involving the Pacific Rim Trust (Acquired Fund) and International Equity Index Trust A (Acquiring Fund): (1) the transaction does not qualify as a tax-free reorganization under Section 368 of the Code, and will be treated as a taxable transaction; (2) the Acquired Fund will recognize gain or loss on each of its assets transferred to the Acquiring Fund equal to the difference between (i) the fair market value of the Acquiring Fund’s shares received in the exchange for such assets and (ii) the adjusted basis of such assets; (3) the Acquired Fund will be entitled to a deduction for dividends paid to its shareholders in an amount sufficient to offset its regulated investment company taxable income and its capital gains and therefore will not incur any federal income tax liability for its last complete year ending on the date of the Reorganization; (4) the Acquiring Fund will not recognize gain or loss upon the receipt of the assets of the Acquired Fund; (5) the basis of each of the assets acquired by the Acquiring Fund will be the fair market value of such assets as of the Effective Time of the Reorganization; (6) the Acquiring Fund’s holding period for the assets acquired from the Acquired Fund will start as of the Effective Time of the Reorganization; (7) the shareholders of the Acquired Fund will recognize any gain or loss upon the exchange of shares of the Acquired Fund for shares of the Acquiring Fund they received pursuant to the Reorganization; (8) the basis of the shares of the Acquiring Fund received by the former shareholders of the Acquired Fund will be the fair market value of the shares of the Acquiring Fund as of the Effective Time of the Reorganization; (9) the holding period of the former shareholders of the Acquired Fund for their shares of the Acquiring Fund will start as of the Effective Time of the Reorganization; and (10) if the variable contracts and the insurance companies issuing them are properly structured under the insurance company provisions of the Code, the Reorganization will not be a taxable event for contract owners whose contract values are determined by investment in shares of the Acquired Fund.
7. CONDITIONS PRECEDENT TO OBLIGATIONS OF JHT ON BEHALF OF THE ACQUIRING FUND
The obligations of JHT on behalf of the Acquiring Fund with respect to the consummation of the Reorganization are subject to the satisfaction of the following conditions:
(a) Approval by the Acquired Fund’s Shareholders. The Acquired Shareholder Approval shall have been obtained with respect to the Acquired Fund.
(b) Covenants, Warranties and Representations. With respect to the Acquired Fund, JHT shall have complied with each of its covenants contained herein, each of the representations and warranties contained herein shall be true in all material respects as of the Effective Time of the Reorganization (except as otherwise contemplated herein), and there shall have been no material adverse change (as described in Section 3(h)) in the financial condition, results of operations, business, properties or assets of the Acquired Fund since December 31, 2008.
(c) Portfolio Securities. All securities to be acquired by the Acquiring Fund in the Reorganization shall have been approved for acquisition by JHIMS (or, at its discretion, by the subadviser for the Acquiring Fund) as consistent with the investment policies of the Acquiring Fund.
(d) Regulatory Approval. The Regulatory Approvals shall have been obtained.
(e) Distribution of Income and Gains. JHT on behalf of the Acquired Fund shall have distributed to the shareholders of the Acquired Fund all of the Acquired Fund’s investment company taxable income (without regard to the deductions for dividends paid) as defined in Section 852(b)(2) of the Code for its taxable year ending on the Exchange Date and all of its net capital gain as such term is used in Section 852(b)(3) of the Code, after reduction by any capital loss carry forward, for its taxable year ending on the Exchange Date.
(f) Tax Opinions. JHT shall have received the Tax Opinions.
(g) Financial Statements. The Financial Statements of JHT for the fiscal year ended December 31, 2009 shall have been audited by the independent registered public accounting firm retained by JHT. In addition, as of the Exchange Date and except as may be affected by the transactions contemplated by this Plan: (i) the representations and warranties of JHT on behalf of the Acquired Fund set forth in Sections 3(e) and (g) of this Plan are true and correct as to the financial statements referred to in the first sentence of this Section 7(g); and (ii) the representation and warranty set forth in the first sentence of Section 3(k) of this Plan are true and correct as to all taxable years to and including December 31, 2009.
8. AMENDMENTS; TERMINATIONS; NO SURVIVAL OF COVENANTS, WARRANTIES AND REPRESENTATIONS
(a) Amendments. JHT may, by an instrument in writing authorized by the Board of Trustees, amend this Plan at any time before or after approval hereof by the shareholders of the Acquired Fund, but after such approval, no amendment shall be made which substantially changes the terms hereof. Notwithstanding the foregoing, this Agreement may be deemed to be amended as provided in Section 12 hereof.
(b) Waivers. At any time prior to the Effective Time of the Reorganization, JHT, on behalf of either or both of the Acquired and Acquiring Funds, may by written instrument signed by it (i) waive any inaccuracies in the representations and warranties made to it or such Fund or Funds contained herein and (ii) waive compliance with any of the covenants or conditions made for its benefit or the benefit of such Fund or Funds contained herein, except that conditions set forth in Sections 6(c) and 7(d) may not be waived.
(c) Termination. This Plan may be terminated by JHT at any time prior to the Effective Time of the Reorganization, whether before or after approval of this Plan by the shareholders of the Acquired Fund, without liability on the part of any party hereto, its Trustees, officers or shareholders, in the event that the Board of Trustees or the officers of JHT determine that proceeding with this Plan is not in the best interests of the shareholders or contract owners of either or both of the Acquired and Acquiring Funds or for any other reason.
(d) Unless JHT shall otherwise determine by written instrument, this Plan shall terminate without liability as of the close of business on April 30, 2011 if the Effective Time of the Reorganization is not on or prior to such date.
(e) Survival. No representations, warranties or covenants in or pursuant to this Plan, except for the provisions of Section 5(f) and Section 9 of this Plan, shall survive the Reorganization.
9. EXPENSES
With respect to each Acquired Fund and its corresponding Acquiring Fund, the expenses of the Reorganization: (i) will be borne by the Acquired Fund in the case of the Reorganization as to each of the All Cap Growth Trust, Overseas Equity Trust and Pacific Rim Trust; and (ii) will be allocated between the Acquired and Acquiring Funds on a relative net asset basis in the case of the Reorganization as each of the Short Term Bond Trust and the U.S. Government Securities Trust. If the Reorganization is not consummated as to a Fund, the expenses of the Reorganization as to that Fund will be paid by JHIMS. Such expenses include, without limitation, (i) expenses incurred in connection with the entering into and the carrying out of the provisions of this Plan; (ii) expenses associated with the preparation and filing of the Registration Statement (other than registration fees payable to the Commission in respect of the registration of the Acquiring Fund shares registered thereby, which shall be payable by the Acquiring Fund); (iii) fees and expenses of preparing and filing such forms as are necessary under any applicable state securities laws in connection with the Reorganization; (iv) postage; (v) printing; (vi) accounting fees; (vii) legal fees and (viii) solicitation costs relating to the Reorganization.
10. RELIANCE
All covenants and agreements made under this Plan shall be deemed to have been material and relied upon by the Acquired Funds, the Acquiring Funds and JHT notwithstanding any investigation made by such party or on its behalf.
11. HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT
(a) The section and paragraph headings contained in this Plan are for reference purposes only and shall not affect in any way the meaning or interpretation of this Plan.
(b) This Plan may be executed in any number of counterparts, each of which shall be deemed an original.
(c) This Plan shall be governed by and construed in accordance with the laws of The Commonwealth of Massachusetts.
(d) This Plan shall bind and inure to the benefit of JHT, the Acquired Fund and the Acquiring Fund and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Plan.
(e) The name “John Hancock Trust” is the designation of the Trustees under an Agreement and Declaration of Trust dated September 29, 1988, as amended, and all persons dealing with JHT must look solely to JHT’s property for the enforcement of any claims against JHT, as neither the Trustees, officers, agents or shareholders assume any personal liability for obligations entered into on behalf of JHT. No Fund of JHT shall be liable for claims against any other Fund of JHT.
12. CONVERSION TO LIMITED LIABILITY COMPANY. In the event that, prior to the filing of the Registration Statement with the Commission, the effective date thereof or the Effective Time of the Reorganization, JHT converts from a Massachusetts business trust to a Delaware limited liability company, to be known as John Hancock Variable Insurance Portfolios, LLC (“JHVIP”), pursuant to a Plan of Conversion approved by shareholders of JHT and in accordance with the provisions of Section 18-214 of the Delaware Limited Liability Company Act, then this Plan shall be deemed to be the Plan of JHVIP and to be amended as necessary or appropriate for such purpose, including as follows:
(a) References to, representations by and covenants of JHT (including representations by JHT that it is a Massachusetts business trust that is duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts) shall be deemed to be, respectively, references to, representations by and covenants of JHVIP (including representations by JHVIP that it is a Delaware limited liability company that is duly organized, validly existing and in good standing under the laws of the State of Delaware);
(b) The Acquired Funds and their corresponding Acquiring Funds shall be deemed to be the following:

Acquired Fund		Corresponding Acquiring Fund
All Cap Growth Fund	—	Capital Appreciation Fund
Overseas Equity Fund	—	International Value Fund
Pacific Rim Trust	—	International Equity Index Trust A
Short Term Bond Fund	—	Short Term Government Income Fund
U.S. Government Securities Fund	—	Short Term Government Income Fund

(c)	References to the “shares” or “shares of beneficial interest, par value $.01 per share,” of JHT or the Acquired or Acquiring Funds shall be deemed to be references to “shares” or “shares of limited liability company interest, without par value,” of JHVIP or the Acquired or Acquiring Funds;

(d)	References to the Board of Trustees and officers of JHT shall be deemed to be references to, respectively, the Board of Directors and officers of JHVIP;

(e)	References to the Declaration of Trust and By laws of JHT and to the “laws of Massachusetts” (or the “laws of the Commonwealth of Massachusetts”) or “Massachusetts law” shall be deemed to be, respectively, references to the Limited Liability Company Operating Agreement of JHVIP and to the “laws of Delaware” (or the “laws of the State of Delaware”) or “Delaware law,” including for purposes of Section 11(c) of the Plan;

(f)	Section 11(e) of the Plan shall be deemed to be deleted; and

(g)	the individuals executing this Plan in their capacities as authorized officers of JHT shall be deemed to have executed this Plan in their capacities as authorized officers of JHVIP.

     IN WITNESS WHEREOF, the undersigned have executed this Plan as of the date first above written.

JOHN HANCOCK TRUST,
on behalf of each Acquired Fund

BY:

Name:
Title:

JOHN HANCOCK TRUST,
on behalf of each Acquiring Fund

BY:

Name:
Title:

For purposes of Sections 1(a)(ii) and 9 of this Agreement only:

JOHN HANCOCK INVESTMENT MANAGEMENT SERVICES, LLC

BY:

Name:
Title:

Appendix B
ADDITIONAL INFORMATION ABOUT JENNISON
     This Appendix provides additional information about Jennison as the new subadviser for the All Cap Growth Trust effective January 15, 2010.
     Management of Jennison. The names and principal occupations of the principal executive officers and directors of Jennison are set forth below. The business address of each such person is 466 Lexington Avenue, New York, New York 10017.

Name	Position with Jennison and Principal Occupation
Dennis M. Kass	Director, Chairman and Chief Executive Officer, Jennison. Chairman and Manager, Quantitative Management Associates LLC (“QM”). Director, Senior Managing Director and Vice President, Prudential Investment Management, Inc. (“PIM”).

Spiros Segalas	Director, President and Chief Investment Officer, Jennison.

Mehdi A. Mahmud	Director, Vice Chairman, Managing Director and Chief Operating Officer, Jennison.

Kathleen A. McCarragher	Director and Managing Director, Jennison. Vice President, Prudential Trust Company. (“PTC”)

Debra Hope Wedgeworth	Director, Jennison. Manager, QM.

Charles F. Lowrey	Director, Jennison. President, Chairman, Director and Chief Executive Officer, PIM. Chairman, Chief Executive Officer, President and Manager, Prudential Asset Management Holding Company LLC. President, PIM Foreign Investments, Inc. Director and President, PIM Investments, Inc. Chairman and Director, PIM Warehouse, Inc. Manager, QM. Chairman and Director, Pramerica (GP) Limited. Director, Pramerica (GP2) Limited.

Ronald K. Andrews	Director, Jennison. Senior Vice President, Prudential Investments LLC (“PI”). Manager, QM. Senior Vice President, Prudential Annuities Advisory Services, Inc.

Mirry M. Hwang	Secretary, Senior Vice President and Chief Legal Officer, Jennison. Assistant Secretary, PTC.

Joseph M. Carrabes	Executive Vice President, Jennison. Vice President, PTC.

Kenneth Moore	Treasurer, Executive Vice President and Chief Financial Officer, Jennison. Vice President, PIM Warehouse, Inc. Director and Executive Vice President, PTC. Manager, Vice President and Chief Financial Officer, QM. Vice President, PIM.

Stuart S. Parker	Executive Vice President, Jennison. Senior Vice President, PI. Vice President, QM.

Leslie S. Rolison	Executive Vice President, Jennison. Vice President, QM.

     Other Investment Companies Managed by Jennison. Jennison currently serves as adviser or subadviser to the following registered investment companies or series thereof having similar investment objectives and policies to those of the All Cap Growth Fund. The table below also states the approximate size of each such fund as of November 30, 2009 and the current advisory or subadvisory fee rate(s) for each fund as a percentage of average daily net assets.

Name of Fund	Assets as of 11/30/09*	Advisory/Subadvisory Fee Rate(s)
John Hancock Funds II — Capital Appreciation Fund (Assets are aggregated with John Hancock Trust - Capital Appreciation Trust for fee calculation purposes.)	$1,360,661,414.08	0.400% on first $300 million; 0.350% on next $200 million; 0.250% on next $500 million; and 0.220% on balance.

John Hancock Trust - Capital Appreciation Trust (Assets are aggregated with John Hancock Funds II — Capital Appreciation Fund for fee calculation purposes.)	$966,464,096.53	0.400% on first $300 million; 0.350% on next $200 million; 0.250% on next $500 million; and 0.220% on balance.

Metropolitan Series Fund, Inc. - Jennison Growth Portfolio	$1,916,412,336.75	0.400% on first $300 million; 0.350% on next $500 million; 0.250% on next $1 billion; and 0.220% in excess of $1.8 billion.

The Prudential Investment Portfolios, Inc. - Jennison Growth Fund	$1,879,963,768.99	0.30% on first $300 million; and 0.25% on balance.

The Prudential Series Fund - Jennison Portfolio	$1,291,258,135.53	0.75% for first $10 million; 0.50% for next $30 million; 0.35% for next $25 million; 0.25% for next $335 million; 0.22% for next $600 million; and 0.20% for above $1 billion.

Transamerica Funds - Transamerica Jennison Growth (Assets are aggregated with Transamerica Series Trust - Transamerica Jennison Growth VP for fee calculation purposes.)	$697,067,632.74	0.40% on first $250 million; 0.35% on next $250 million; 0.30% on next $500 million; 0.25% on next $500 million and 0.20% in excess of $1.5 billion.

Transamerica Series Trust - Transamerica Jennison Growth VP (Assets are aggregated with Transamerica Funds - Transamerica Jennison Growth for fee calculation purposes.)	$462,253,553.05	0.40% on first $250 million; 0.35% on next $250 million; 0.30% on next $500 million; 0.25% on next $500 million and 0.20% in excess of $1.5 billion.

*	Assets are from Jennison’s records (not the custodian’s).

Appendix C
ADDITIONAL INFORMATION ABOUT TEMPLETON
     This Appendix provides additional information about Templeton Investment Counsel, LLC (“Templeton”) as the new subadviser, and Templeton Global Advisors Limited (“Templeton Global”), as the new sub-subadviser, for the Overseas Equity Trust effective January 15, 2010.
     Management of Templeton. The names and principal occupations of the principal executive officers and directors of Templeton are set forth below. The business address of each such person is 500 East Broward Avenue, Suite 2100, Ft. Lauderdale, Florida 33394.

Name	Position with Templeton and Principal Occupation
Donald Reed	Chief Executive Officer and Chairman
Gregory McGowan	Executive Vice President
Peter Nori	Executive Vice President/Portfolio Manager/Research Analyst
Gary Motyl	President
Cynthia Sweeting	Executive Vice President/Director of Research
Craig Tyle	Chief Legal Officer
Matt Gulley	Executive Vice President
Mark Constant	Treasurer
Michael D’Agrosa	Chief Compliance Officer
     Management of Templeton Global. The names and principal occupations of the principal executive officers and directors of Templeton Global are set forth below. The business address of each such person is P.O. Box N-7759, Lyford Cay, Nassau, Bahamas.

Name	Position with Templeton Global and Principal Occupation
Gregory McGowan	Director, Executive Vice President
Kenneth Lewis	Executive Vice President
Michael D’Agrosa	Chief Compliance Officer
Craig Tyle	Chief Legal Officer
Matt Gulley	Chief Trading Officer
Lisa Myers	Executive Vice President
Jennifer Bolt	Director
Mark Constant	Treasurer
Edgerton “Tucker” Scott	Executive Vice President
Cynthia Sweeting	Director and President
     Other Investment Companies Managed by Templeton. Templeton currently serves as adviser or subadviser to the following registered investment companies or series thereof having similar investment objectives and policies to those of the Overseas Equity Trust. The table below also states the approximate size of each such fund as of November 30, 2009 and the current advisory or subadvisory fee rate(s) for each fund as a percentage of average daily net assets.

	Net Assets as	Advisory/Subadvisory
Name of Fund	of 11/30/09	Fee Rate(s)
Templeton Institutional Funds Foreign Equity Series	$6,083.66 mm	0.70% of the first $1 billion; 0.68% of the next $4 billion; 0.66% of the next $5 billion; 0.64% of the next $5 billion; 0.62% of the next $5 billion; and 0.60% of the excess over $20 billion.

	Net Assets as	Advisory/Subadvisory
Name of Fund	of 11/30/09	Fee Rate(s)
Templeton Foreign Fund	$6,219.17 mm	0.630% of the first $1 billion;
0.615% of the next $4 billion;
0.600% of the next $5 billion;
0.580% of the next $5 billion;
0.560% of the next $5 billion;
0.540% of the next $5 billion;
0.530% of the next $5 billion;
0.520% of the next $5 billion; and
0.510% of the excess over $35 billion.

John Hancock Trust International Value Trust (1)	$ 837.42 mm	0.500% of the first $200 million; 0.400% of the next $300 million; and 0.350% of all net assets once net assets exceed $500 million.

John Hancock Funds II International Value Fund (1)	$1,181.20 mm	0.500% of the first $200 million; 0.400% of the next $300 million; and 0.350% of all net assets once net assets exceed $500 million.

(1)	The assets of these two John Hancock funds are aggregated for purposes of determining subadvisory fees.

Appendix D
FINANCIAL HIGHLIGHTS OF THE FUNDS
     The financial highlights tables for the Acquired and Acquiring Funds are intended to help investors understand the financial performance of each Fund for the past five years (or since inception in the case of a Fund in operation for less than five years) and for the six-month period ended June 30, 2009. Certain information reflects financial results for a single share of a fund. The total returns presented in the table represent the rate that an investor would have earned (or lost) on an investment in the particular fund (assuming reinvestment of all dividends and distributions). The financial statements of JHT included in its Annual Report to Shareholders for the fiscal year ended December 31, 2008 have been audited by PricewaterhouseCoopers LLP. These financial statements have been incorporated by reference into the SAI insofar as they relate to the Acquired and Acquiring Funds. Copies of the Annual Report are available on request as described above. Information for the six-month period ended June 30, 2009 has not been audited.
     The performance information included in the “Financial Highlights” does not reflect fees and expenses of any variable insurance contract that may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower.

All Cap Growth Trust
John Hancock Trust
Financial Highlights

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations				Less distributions							Ratios to average net assets
				Net real-									Ratio		Ratio		Ratio of net
				ized and									of gross		of net		investment	Net
	Net asset	Net		unrealized	Total from					Net asset			expenses		expenses		income	assets,
	value,	investment		gain (loss)	investment	From net	From net	From	Total	value,	Total		to average		to average		(loss) to	end of	Portfolio
	beginning	income		on invest-	oper-	investment	realized	capital	distri-	end of	return		net		net		average net	period	turnover
Period ended	of period ($)	(loss) ($)		ments ($)	ations ($)	income ($)	gain ($)	paid-in ($)	butions ($)	period ($)	(%)		assets (%)		assets (%)		assets (%)	(in millions)	(%)

All Cap Growth Trust

SERIES I

06-30-2009[1]	11.54	0.05	[2]	0.24	0.29	— [3]	—	—	— [3]	11.83	2.55	[4,6]	1.02	[5]	1.02	[5]	0.99 [5]	86	42
12-31-2008	19.97	0.04	[2]	(8.42)	(8.38)	(0.05)	—	—	(0.05)	11.54	(41.94)[6,7]		1.00	[8]	1.00		0.23	94	111
12-31-2007	17.83	—	[2,3]	2.15	2.15	(0.01)	—	—	(0.01)	19.97	12.06	[6,7,9]	0.95	[8]	0.95		—[10]	209	74
12-31-2006	16.73	—	[2,3]	1.10	1.10	—	—	—	—	17.83	6.58	[7]	0.95	[8]	0.95		0.03	246	117
12-31-2005	15.35	—	[2,3]	1.38	1.38	—	—	—	—	16.73	8.99		1.00		1.00		(0.02)	288	99
12-31-2004	14.41	—	[2,3]	0.94	0.94	—	—	—	—	15.35	6.52		1.00		1.00		(0.01)	475	77

SERIES II

06-30-2009[1]	11.43	0.04	[2]	0.24	0.28	— [3]	—	—	— [3]	11.71	2.45	[4,6]	1.22	[5]	1.22	[5]	0.79 [5]	12	42
12-31-2008	19.76	—	[2,3]	(8.31)	(8.31)	(0.02)	—	—	(0.02)	11.43	(42.06)[6,7]		1.20	[8]	1.20		0.02	12	111
12-31-2007	17.67	(0.04)[2]		2.13	2.09	—	—	—	—	19.76	11.83	[7,9]	1.15	[8]	1.15		(0.21)	28	74
12-31-2006	16.62	(0.03)[2]		1.08	1.05	—	—	—	—	17.67	6.32	[7]	1.15	[8]	1.15		(0.17)	30	117
12-31-2005	15.28	(0.04)[2]		1.38	1.34	—	—	—	—	16.62	8.77		1.20		1.20		(0.24)	34	99
12-31-2004	14.37	(0.02)[2]		0.93	0.91	—	—	—	—	15.28	6.33		1.20		1.20		(0.11)	150	77

SERIES NAV

06-30-2009[1]	11.55	0.06	[2]	0.24	0.30	(0.01)	—	—	(0.01)	11.84	2.56	[4,6]	0.97	[5]	0.97	[5]	1.05 [5]	1	42
12-31-2008	19.99	0.04	[2]	(8.42)	(8.38)	(0.06)	—	—	(0.06)	11.55	(41.91)[6,7]		0.95	[8]	0.95		0.25	1	111
12-31-2007	17.86	0.01	[2]	2.15	2.16	(0.03)	—	—	(0.03)	19.99	12.08	[6,7,9]	0.90	[8]	0.90		0.04	143	74
12-31-2006	16.75	0.01	[2]	1.10	1.11	—	—	—	—	17.86	6.63	[7]	0.90	[8]	0.90		0.08	121	117
12-31-2005[11]	15.20	—	[2,3]	1.55	1.55	—	—	—	—	16.75	10.20	[4]	0.91	[5]	0.91	[5]	0.04 [5]	69	99

1. Unaudited. 2. Based on the average of the shares outstanding. 3. Less than $0.01 per share. 4. Not annualized. 5. Annualized. 6. Assumes dividend reinvestment. 7. Total returns would have been lower had certain expenses not been reduced during the periods shown. 8. Does not take into consideration expense reductions during the periods shown. 9. Payments from Affiliates increased the end of period net asset value per share and the total return by the following amounts:

	Impact on NAV per share from Payment	Total Return Excluding Payment
	from Affiliate for the	from Affiliate for the
Portfolio	Year Ended 12-31-2007	Year Ended 12-31-2007

All Cap Growth Series I	$0.05	11.77%
All Cap Growth Series II	0.04	11.60%
All Cap Growth Series NAV	0.04	11.85%
10. Less than 0.01%. 11. Series NAV shares began operations on 2-28-05.

Capital Appreciation Trust
John Hancock Trust
Financial Highlights

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations				Less distributions							Ratios to average net assets
				Net real-									Ratio		Ratio		Ratio of net
				ized and									of gross		of net		investment	Net
	Net asset	Net		unrealized	Total from					Net asset			expenses		expenses		income	assets,
	value,	investment		gain (loss)	investment	From net	From net	From	Total	value,	Total		to average		to average		(loss) to	end of	Portfolio
	beginning	income		on Invest-	oper-	investment	realized	capital	distri-	end of	return		net		net		average net	period	turnover
Period ended	of period ($)	(loss)($)		ments ($)	ations ($)	income ($)	gain ($)	paid-in ($)	butions ($)	period ($)	(%)		assets (%)		assets (%)		assets (%)	(in millions)	(%)

Capital Appreciation Trust

SERIES I
06-30-2009[1]	6.27	0.01	[2]	0.90	0.91	(0.01)	—	—	(0.01)	7.17	14.45	[3]	0.83	[4]	0.83	[4]	0.43 [4]	118	54
12-31-2008	10.05	0.04	[2]	(3.78)	(3.74)	(0.04)	—	—	(0.04)	6.27	(37.22)[5]		0.81		0.81		0.41	114	97
12-31-2007	9.07	0.03	[2]	1.02	1.05	(0.03)	(0.04)	—	(0.07)	10.05	11.61	[5,6,7]	0.82	[8]	0.82		0.31	227	73
12-31-2006	10.02	0.01	[2]	0.20	0.21	—	(1.16)	—	(1.16)	9.07	2.26	[5,6,9]	0.83	[8]	0.83		0.11	263	114	[10]
12-31-2005	8.79	(0.01)[2]		1.24	1.23	—	—	—	—	10.02	13.99		0.95		0.95		(0.10)	52	101
12-31-2004	8.04	0.01	[2]	0.74	0.75	—	—	—	—	8.79	9.33		0.97		0.97		0.15	129	79

SERIES II

06-30-2009[1]	6.22	0.01	[2]	0.88	0.89	—	—	—	—	7.11	14.37	[3]	1.03	[4]	1.03	[4]	0.23 [4]	59	54
12-31-2008	9.96	0.02	[2]	(3.74)	(3.72)	(0.02)	—	—	(0.02)	6.22	(37.36)[5]		1.01		1.01		0.21	52	97
12-31-2007	8.99	0.01	[2]	1.01	1.02	(0.01)	(0.04)	—	(0.05)	9.96	11.36	[5,6,7]	1.02	[8]	1.02		0.11	97	73
12-31-2006	9.96	(0.01)[2]		0.20	0.19	—	(1.16)	—	(1.16)	8.99	2.06	[5,6,9]	1.03	[8]	1.03		(0.09)	113	114	[10]
12-31-2005	8.76	(0.02)[2]		1.22	1.20	—	—	—	—	9.96	13.70		1.15		1.15		(0.27)	47	101
12-31-2004	8.02	—	[2,11]	0.74	0.74	—	—	—	—	8.76	9.23		1.17		1.17		0.02	125	79

SERIES NAV

06-30-2009[1]	6.27	0.02	[2]	0.89	0.91	(0.01)	—	—	(0.01)	7.17	14.46	[3,5]	0.78	[4]	0.78	[4]	0.49 [4]	629	54
12-31-2008	10.06	0.04	[2]	(3.78)	(3.74)	(0.05)	—	—	(0.05)	6.27	(37.23)[5]		0.76		0.76		0.46	526	97
12-31-2007	9.08	0.03	[2]	1.03	1.06	(0.04)	(0.04)	—	(0.08)	10.06	11.69	[5,6,7]	0.77	[8]	0.77		0.36	780	73
12-31-2006	10.02	0.01	[2]	0.21	0.22	—	(1.16)	—	(1.16)	9.08	2.38	[5,6,9]	0.78	[8]	0.78		0.15	627	114	[10]
12-31-2005[12]	8.51	(0.01)[2]		1.53	1.52	(0.01)	—	—	(0.01)	10.02	17.88	[3,5]	0.88	[4]	0.88	[4]	(0.18)[4]	207	101

1. Unaudited. 2. Based on the average of the shares outstanding. 3. Not annualized. 4. Annualized. 5. Assumes dividend reinvestment. 6. Total returns would have been lower had certain expenses not been reduced during the periods shown. 7. Payments from Affiliates increased the end of period net asset value per share and the total return by the following amounts:

	Impact on NAV per Share	Total Return Excluding Payment
	from Affiliate for the	from Affiliate for the
Portfolio	year ended 12-31-2007	year ended 12-31-2007

Capital Appreciation Series I	— [11]	11.61%
Capital Appreciation Series II	— [11]	11.36%
Capital Appreciation Series NAV	$0.01	11.58%
8. Does not take into consideration expense reductions during the periods shown. 9. John Hancock Life Insurance Company made a voluntary payment to the portfolio. Excluding this payment, the impact on total return would have been less than 0.01%. 10. Excludes merger activity. 11. Less than $0.01 per share. 12. Series NAV shares began operations on 2-28-05.

International Equity Index Trust A
John Hancock Trust
Financial Highlights

Per share operating performance for a share outstanding throughout the period														Ratios and supplemental data
		Income (loss) from
		investment operations				Less distributions								Ratios to average net assets
				Net real-										Ratio		Ratio		Ratio of net
				ized and										of gross		of net		investment		Net
	Net asset	Net		unrealized	Total from					Net asset				expenses		expenses		income		assets,
	value,	investment		gain (loss)	investment	From net	From net	From	Total	value,		Total		to average		to average		(loss) to		end of	Portfolio
	beginning	income		on invest-	oper-	investment	realized	capital	distri-	end of		return		net		net		average net		period	turnover
Period ended	of period ($)	(loss) ($)		ments ($)	ations ($)	income ($)	gain ($)	paid-in ($)	butions ($)	period ($)		(%)		assets (%)		assets (%)		assets (%)		(in millions)	(%)

International Equity Index Trust A

SERIES I

06-30-2009	11.94	0.21	[1]	1.17	1.38	(0.01)	—	—	(0.01)	13.31		11.54	[2,3,8]	0.64	[9]	0.63	[9]	3.62	[9]	180	159
12-31-2008	22.38	0.53	[1]	(10.42)	(9.89)	(0.40)	(0.15)	—	(0.55)	11.94		(44.52)[2,3]		0.62	[4]	0.62		2.93		159	9
12-31-2007	21.18	0.51	[1]	2.65	3.16	(0.89)	(1.07)	—	(1.96)	22.38	[5]	15.37	[2,3,5]	0.61	[4]	0.60		2.23		300	14
12-31-2006	17.09	0.42	[1]	3.97	4.39	(0.15)	(0.15)	—	(0.30)	21.18		25.93	[2,3]	0.60	[4]	0.60		2.24		239	9
12-31-2005[6,7]	14.42	0.19	[1]	2.48	2.67	—	—	—	—	17.09		18.52	[3,8]	0.79	[4,9]	0.64	[9]	1.78	[9]	121	7	[8]
4-29-2005[7,13]	16.33	0.14	[1]	(0.46)	(0.32)	(0.15)	(1.44)	—	(1.59)	14.42		(1.97)[8]		0.64	[9]	0.64	[9]	2.71	[9]	90	9	[8]
12-31-2004[10,11]	13.89	0.13		2.41	2.54	(0.10)	—	—	(0.10)	16.33		18.45	[2,8]	0.72	[9]	0.72	[9]	1.40	[9]	77	20	[8,12]

SERIES II

06-30-2009	11.95	0.19	[1]	1.17	1.36	—	—	—	—	13.31		11.41	[2,3,8]	0.85	[9]	0.83	[9]	3.39	[9]	16	159
12-31-2008	22.36	0.50	[1]	(10.41)	(9.91)	(0.35)	(0.15)	—	(0.50)	11.95		(44.62)[2,3]		0.82	[4]	0.82		2.74		15	9
12-31-2007	21.14	0.46	[1]	2.64	3,10	(0.81)	(1.07)	—	(1.88)	22.36	[5]	15.11	[2,3,5]	0.81	[4]	0.80		2.04		35	14
12-31-2006	17.06	0.40	[1]	3.95	4.35	(0.12)	(0.15)	—	(0.27)	21.14		25.70	[2,3]	0.80	[4]	0.80		2.11		44	9
12-31-2005[6,7]	14.41	0.17	[1]	2.48	2.65	—	—	—	—	17.06		18.39	[3,8]	0.98	[4,9]	0.84	[9]	1.59	[9]	34	7	[8]
4-29-2005[7,13]	16.31	0.13	[1]	(0.46)	(0.33)	(0.13)	(1.44)	—	(1.57)	14.41		(2.03)[8]		0.84	[9]	0.84	[9]	2.46	[9]	27	9	[8]
12-31-2004[10,11]	13.89	0.12		2.40	2.52	(0.10)	—	—	(0.10)	16.31		18.29	[2,8]	0.91	[9]	0.91	[9]	1.04	[9]	26	20	[8,12]

SERIES NAV

06-30-2009	11.92	0.30	[1]	1.08	1.38	(0.01)	—	—	(0.01)	13.29		11.57	[2,8]	0.56	[9]	0.56	[9]	5.19	[9]	413	159
12-31-2008	22.35	0.50	[1]	(10.37)	(9.87)	(0.41)	(0.15)	—	(0.56)	11.92		(44.48)[2,3]		0.57	[4]	0.57		2.89		51	9
12-31-2007	21.16	0.51	[1]	2.66	3.17	(0.91)	(1.07)	—	(1.98)	22.35	[5]	15.43	[2,3,5]	0.56	[4]	0.55		2.24		51	14
12-31-2006[11]	17.95	0.32	[1]	3.20	3.52	(0.16)	(0.15)	—	(0.31)	21.16		19.83	[2,3,8]	0.55	[4,9]	0.55	[9]	1.84	[9]	16	9	[8]

1. Based on the average of the shares outstanding. 2. Assumes dividend reinvestment. 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. Does not take into consideration expense reductions during the periods shown. 5. Payments from Affiliates increased the end of period net asset value by less than $0.01 for Series I and Series II and by $0.01 per share for Series NAV and the total return by less than 0.01% for Series I and Series II and by 0.05% for Series NAV. If the Affiliates had not made these payments, the end of period net asset value and total return would have been $22.38, $22.36 and $22.34 and 15.37%, 15.11% and 15.38% for Series I, Series II and Series NAV, respectively. 6. Period from 4-30-05 to 12-31-05. 7. Period from 1-1-05 to 4-29-05. 8. Not annualized. 9. Annualized. 10. Audited by previous Independent Registered Public Accounting Firm. 11. Series I, Series II and Series NAV shares began operations on 5-3-04, 5-3-04 and 2-10-06, respectively. 12. Excludes merger activity. 13. Effective after the close of business on 4-29-05, International Equity Index, formerly a series of the John Hancock Variable Series Trust, reorganized into a separate portfolio of John Hancock Trust: International Equity Index A.

International Value Trust
John Hancock Trust
Financial Highlights

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations				Less distributions							Ratios to average net assets
				Net real-									Ratio		Ratio		Ratio of net
				ized and									of gross		of net		investment		Net
	Net asset	Net		unrealized	Total from					Net asset			expenses		expenses		income		assets,
	value,	investment		gain (loss)	investment	From net	From net	From	Total	value,	Total		to average		to average		(loss) to		end of	Portfolio
	beginning	income		on invest-	oper-	investment	realized	capital	distri-	end of	return		net		net		average net		period	turnover
Period ended	of period ($)	(loss)($)		ments($)	ations ($)	income ($)	gain ($)	paid-in ($)	butions ($)	period ($)	(%)		assets (%)		assets (%)		assets (%)		(in millions)	(%)

International Value Trust

SERIES I

06-30-2009[1]	9.06	0.15	[2]	0.58	0.73	(0.02)	(0.47)	—	(0.49)	9.30	8.66	[3,4,5]	0.97	[7]	0.95	[7]	3.56	[7]	153	24
12-31-2008	17.14	0.47	[2]	(7.61)	(7.14)	(0.50)	(0.44)	—	(0.94)	9.06	(42.67)[3,4]		1.04	[6]	1.02		3.47		165	18
12-31-2007	19.38	0.43	[2]	1.26	1.69	(0.84)	(3.09)	—	(3.93)	17.14	9.53	[3,4,8]	1.02	[6]	1.00		2.32		387	24
12-31-2006	15.99	0.46	[2]	4.05	4.51	(0.33)	(0.79)	—	(1.12)	19.38	29.59	[3,4]	0.98	[6]	0.97		2.67		453	38
12-31-2005	14.80	0.33	[2]	1.20	1.53	(0.15)	(0.19)	—	(0.34)	15.99	10.54	[3,4]	1.06	[6]	1.02		2.23		404	76
12-31-2004	12.33	0.21	[2]	2.42	2.63	(0.16)	—	—	(0.16)	14.80	21.54	[3,4]	1.07	[6]	1.00		1.64		462	29

SERIES II

06-30-2009[1]	9.04	0.14	[2]	0.59	0.73	(0.02)	(0.47)	—	(0.49)	9.28	8.64	[3,4,5]	1.17	[7]	1.15	[7]	3.38	[7]	117	24
12-31-2008	17.09	0.44	[2]	(7.59)	(7.15)	(0.46)	(0.44)	—	(0.90)	9.04	(42.81)[3,4]		1.24	[6]	1.22		3.27		118	18
12-31-2007	19.30	0.39	[2]	1.26	1.65	(0.77)	(3.09)	—	(3.86)	17.09	9.36	[3,4,8]	1.22	[6]	1.20		2.12		259	24
12-31-2006	15.94	0.42	[2]	4.03	4.45	(0.30)	(0.79)	—	(1.09)	19.30	29.27	[3,4]	1.18	[6]	1.17		2.46		252	38
12-31-2005	14.74	0.27	[2]	1.22	1.49	(0.10)	(0.19)	—	(0.29)	15.94	10.31	[3,4]	1.26	[6]	1.22		1.80		213	76
12-31-2004	12.29	0.19	[2]	2.41	2.60	(0,15)	—	—	(0.15)	14.74	21.37	[3,4]	1.27	[6]	1.20		1.50		371	29

SERIES NAV

06-30-2009[1]	9.01	0.14	[2]	0.59	0.73	(0.02)	(0.47)	—	(0.49)	9.25	8.72	[3,4,5]	0.94	[7]	0.92	[7]	3.34	[7]	461	24
12-31-2008	17.06	0.47	[2]	(7.58)	(7.11)	(0.50)	(0.44)	—	(0.94)	9.01	(42.64)[3,4]		0.99	[6]	0.97		3.49		582	18
12-31-2007	19.31	0.43	[2]	1.26	1.69	(0.85)	(3.09)	—	(3.94)	17.06	9.61	[3,4,8]	0.97	[6]	0.95		2.32		1,103	24
12-31-2006	15.94	0.46	[2]	4.04	4.50	(0.34)	(0.79)	—	(1.13)	19.31	29.61	[3,4]	0.93	[6]	0.92		2.67		921	38
12-31-2005[9]	15.29	0.34	[2]	0.68	1.02	(0.18)	(0.19)	—	(0.37)	15.94	6,87	[3,4,5]	1.01	[6,7]	0.97	[7]	2.65	[7]	682	76

1. Unaudited. 2. Based on the average of the shares outstanding. 3. Assumes dividend reinvestment. 4. Total returns would have been lower had certain expenses not been reduced during the periods shown. 5. Not annualized. 6. Does not take into consideration expense reductions during the periods shown. 7. Annualized. 8. Payments from Affiliates increased the end of period net asset value per share and the total return by the following amounts:

	Impact on NAV per share from Payment	Total Return Excluding Payment
	from Affiliate from the	from Affiliate from the
Portfolio	Year Ended 12-31-2007	Year Ended 12-31-2007

International Value Series I	$0.01	9.46%
International Value Series II	0.01	9.29%
International Value Series NAV	0.01	9.54%
9. Series NAV shares began operations on 2-28-05.

Overseas Equity Trust
John Hancock Trust
Financial Highlights

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations				Less distributions							Ratios to average net assets
				Net real-									Ratio		Ratio		Ratio of net
				ized and									of gross		of net		investment		Net
	Net asset	Net		unrealized	Total from					Net asset			expenses		expenses		income		assets
	value,	investment		gain (loss)	investment	From net	From net	From	Total	value	Total		to average		to average		(loss) to		end of	Portfolio
	beginning	income		on invest-	oper-	investment	realized	capital	distri-	end of	return		net		net		average net		period	turnover
Period ended	of period ($)	(loss) ($)		ments ($)	ations ($)	income ($)	gain ($)	paid-in ($)	butions ($)	period ($)	(%)		assets (%)		assets (%)		assets (%)		(in millions)	(%)
Overseas Equity Trust

SERIES II
06-30-2009[1]	7,46	0.08	[5]	0.34	0.42	(0.03)	—	—	(0.03)	7.85	5.70	[2,3]	1.44	[4]	1.44	[4]	2.14	[4]	3	49
12-31-2008	13.98	0.22	[5]	(5.85)	(5.63)	(0.20)	(0.69)	—	(0.89)	7.46	(42.19)[2,6]		1.42	[7]	1.42		1.97		3	90
12-31-2007	14.40	0.15	[5]	1.53	1.68	(0.30)	(1.80)	—	(2.10)	13.98	12.21	[2,6]	1.36	[7]	1.36		1.00		8	69
12-31-2006	12.51	0.16	[5]	2.24	2.40	(0.06)	(0.45)	—	(0.51)	14.40	19.64	[2,6,8]	1.40	[7]	1.40		1.23		8	32
12-31-2005[9]	10.47	(0.02)[5]		2.32	2.30	—	(0.26)	—	(0.26)	12.51	22.17	[2,3]	1.87	[4]	1.87	[4]	(0.24)[4]		5	34

SERIES NAV
06-30-2009[1]	7.41	0.06		0.37	0.43	(0.03)	—	—	(0.03)	7.81	5.92	[2,3]	1.22	[4]	1.22	[4]	1.86	[4]	137	49
12-31-2008	13.91	0.24	[5]	(5.82)	(5.58)	(0.23)	(0.69)	—	(0.92)	7.41	(42.05)[2,6]		1.17	[7]	1.17		2.19		294	90
12-31-2007	14.36	0.19	[5]	1.52	1.71	(0.36)	(1.80)	—	(2.16)	13.91	12.53	[2,6]	1.11	[7]	1.11		1.24		579	69
12-31-2006	12.51	0.19	[5]	2.23	2.42	(0.12)	(0.45)	—	(0.57)	14.36	19.86	[2,6,8]	1.13	[7]	1.13		1.44		511	32
12-31-2005[10]	10.87	0.14	[5]	1.82	1.96	(0.06)	(0.26)	—	(0.32)	12.51	18.31	[2]	1 33		1.33		1 22		244	34
12-31-2004[11]	9.85	0.07		1.01	1.08	(0.06)	—	—	(0.06)	10.87	11.02	[2,6]	1.64	[7]	1.53		0.24		245	103

1.	Unaudited. 2. Assumes dividend reinvestment. 3. Not annualized. 4. Annualized. 5. Based on the average of the shares outstanding. 6. Total returns would have been lower had certain expenses not been reduced during the periods shown. 7. Does not take into consideration expense reductions during the periods shown. 8. John Hancock Life Insurance Company made a voluntary payment to Series I, Series II and Series NAV of $14,372, $28,883 and $1,943,168, respectively. Excluding this payment, total returns would have been 19.39%, 19.14% and 19.44% for Series I, Series II and Series NAV, respectively. 9. Series II shares began operations on 4-29-05. 10. Effective 4-29-05, shareholders of the former VST Overseas Equity B Fund Series NAV became owners of an equal number of full and fractional Series NAV shares of Overseas Equity. Additionally, the accounting and performance history of the former VST Overseas Equity B Fund Series NAV was redesignated as that of Series NAV shares of Overseas Equity. 11. Audited by previous Independent Registered Public Accounting Firm.

Pacific Rim Trust
John Hancock Trust
Financial Highlights

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations				Less distributions							Ratios to average net assets
				Net real-									Ratio		Ratio		Ratio of net
				ized and									of gross		of net		investment		Net
	Net asset	Net		unrealized	Total from					Net asset			expenses		expenses		income		assets
	value,	investment		gain (loss)	investment	From net	From net	From	Total	value	Total		to average		to average		(loss) to		end of	Portfolio
	beginning	income		on invest-	oper-	investment	realized	capital	distri-	end of	return		net		net		average net		period	turnover
Period ended	of period ($)	(loss) ($)		ments ($)	ations ($)	income ($)	gain ($)	paid-in ($)	butions ($)	period ($)	(%)		assets (%)		assets (%)		assets (%)		(in millions)	(%)
Pacific Rim Trust

SERIES I
06-30-2009[1]	6.00	0.05	[2]	0.63	0.68	(0.03)	—	—	(0.03)	6.65	11.47	[3,4]	1.02	[5]	1.02	[5]	1.61	[5]	59	46
12-31-2008	10.46	0.15	[2]	(4.25)	(4.10)	(0.15)	(0.21)	—	(0,36)	6.00	(39.91)[3,6]		1.25	[7]	1.25		1.73		56	61
12-31-2007	13.04	0.12	[2]	0.95	1.07	(0.24)	(3.41)	—	(3.65)	10.46	9.14	[3,6]	1.12	[7]	1.11		0.93		114	89
12-31-2006	11.84	0.10	[2]	1.21	1.31	(0.11)	—	—	(0.11)	13.04	11.05	[3,6]	1.06	[7]	1.06		0.80		124	46
12-31-2005	9.50	0.11	[2]	2.31	2.42	(0.08)	—	—	(0.08)	11.84	25.75	[3]	1.09		1.09		1.12		118	26
12-31-2004	8.14	0.05	[2]	1.35	1.40	(0.04)	—	—	(0.04)	9.50	17.19	[3]	1.13		1.13		0.52		80	43

SERIES II
06-30-2009[1]	5.99	0.04	[2]	0.63	0.67	(0.03)	—	—	(0.03)	6.63	11.28	[3,4]	1.20	[5]	1.20	[5]	1.45	[5]	21	46
12-31-2008	10.43	0.13	[2]	(4.24)	(4.11)	(0.12)	(0.21)	—	(0.33)	5.99	(40.04)[3,6]		1.45	[7]	1.45		1.57		17	61
12-31-2007	12.99	0.09	[2]	0.96	1.05	(0.20)	(3.41)	—	(3.61)	10.43	8.95	[3,6]	1.32	[7]	1.31		0.71		44	89
12-31-2006	11.79	0.07	[2]	1.22	1.29	(0.09)	—	—	(0.09)	12.99	10.92	[3,6]	1.26	[7]	1.26		0.60		44	46
12-31-2005	9.47	0.09	[2]	2.30	2.39	(0.07)	—	—	(0.07)	11.79	25.42	[3]	1.29		1.29		0.87		51	26
12-31-2004	8.12	0.03	[2]	1.36	1.39	(0.04)	—	—	(0.04)	9.47	17.09	[3]	1.33		1.33		0.31		28	43

SERIES NAV
06-30-2009[1]	6.03	0.05	[2]	0.64	0.69	(0.03)	—	—	(0.03)	6.69	11.59	[4]	0.94	[5]	0.94	[5]	1.64	[5]	9	46
12-31-2008	10.53	0.15	[2]	(4.29)	(4.14)	(0.15)	(0.21)	—	(0.36)	6.03	(39.98)[3,6]		1.20	[7]	1.20		1.72		7	61
12-31-2007	13.10	0.13	[2]	0.97	1.10	(0.26)	(3.41)	—	(3.67)	10.53	9.29	[3,6]	1.07	[7]	1.06		0.97		9	89
12-31-2006	11.88	0.11	[2]	1.22	1.33	(0.11)	—	—	(0.11)	13.10	11.21	[3,6]	1.01	[7]	1.01		0.89		7	46
12-31-2005[8]	9.36	0.06	[2]	2.46	2.52	—	—	—	—	11.88	26.92	[4]	1.05	[5]	1.05	[5]	0.82	[5]	6	26

1.	Unaudited. 2. Based on the average of the shares outstanding. 3. Assumes dividend reinvestment. 4. Not annualized. 5. Annualized. 6. Total returns would have been lower had certain expenses not been reduced during the periods shown. 7. Does not take into consideration expense reductions during the periods shown. 8. Series NAV shares began operations on 4-29-05.

Short Term Bond Trust
John Hancock Trust

Financial Highlights

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations				Less distributions							Ratios to average net assets
				Net real-									Ratio		Ratio		Ratio of net
				ized and									of gross		of net		investment		Net
	Net asset	Net		unrealized	Total from					Net asset			expenses		expenses		income		assets,
	value,	investment		gain (loss)	investment	From net	From net	From	Total	value,	Total		to average		to average		(loss) to		end of	Portfolio
	beginning	income		on invest-	oper-	investment	realized	capital	distri-	end of	return		net		net		average net		period	turnover
Period ended	of period ($)	(loss) ($)		ments ($)	ations ($)	income ($)	gain ($)	paid-in ($)	butions ($)	period ($)	(%)		assets (%)		assets (%)		assets (%)		(in millions)	(%)

Short-Term Bond Trust

SERIES NAV
06-30-2009[1]	6.97	0.18	[5]	0.39	0.57	(0.12)	—	—	(0.12)	7.42	8.26	[2,4]	0.73	[3]	0.73	[3]	5.11	[3]	92	21
12-31 -2008	9.44	0.44	[5]	(2.23)	(1.79)	(0.68)	—	—	(0.68)	6.97	(18.92)[4,6]		0.66	[7]	0.66		4.81		92	47
12-31-2007	10.08	0.45	[5]	(0.12)	0.33	(0.93)	—	(0.04)	(0.97)	9.44	3.35	[4,6]	0.60	[7]	0.60		4.55		244	60
12-31-2006	9.98	0.41	[5]	0.03	0.44	(0.34)	—	—	(0.34)	10.08	4.55	[4,6,8]	0.62	[7]	0.62		4.15		297	99
12-31-2005[9]	9.93	0.31	[5]	(0.11)	0,20	(0.15)	—	—	(0.15)	9.98	2.07	[4]	0.72		0.72		3.08		207	36
12-31-2004[10]	10.13	0.30		(0.15)	0.15	(0.30)	—	(0.05)	(0.35)	9.93	1.42	[4]	0.69		0.69		2.96		253	39

1. Unaudited. 2. Not annualized. 3. Annualized. 4. Assumes dividend reinvestment. 5. Based on the average of the shares outstanding. 6. Total returns would have been lower had certain expenses not been reduced during the periods shown. 7. Does not take into consideration expense reductions during the periods shown. 8. John Hancock Life Insurance Company made a voluntary payment to the portfolio. Excluding this payment, the impact on total return would have been less than 0.01%. 9. Effective 4-29-05, shareholders of the former VST Short-Term Bond Fund Series NAV became owners of an equal number of full and fractional Series NAV shares of the Short-Term Bond Trust. Additionally, the accounting and performance history of the former VST Short-Term Bond Fund Series NAV was redesignated as that of Series NAV shares of Short-Term Bond Trust. 10. Audited by previous Independent Registered Public Accounting Firm.

Short Term Government Income Trust
John Hancock Trust

Financial Highlights

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
Income (loss) from
		investment operations				Less distributions							Ratios to average net assets
				Net real-									Ratio		Ratio		Ratio of net
				ized and									of gross		of net		investment		Net
	Net asset	Net		unrealized	Total from					Net asset			expenses		expenses		income		assets,
	value,	investment		gain (loss)	investment	From net	From net	From	Total	value,	Total		to average		to average		(loss) to		end of	Portfolio
	beginning	income		on invest-	oper-	investment	realized	capital	distri-	end of	return		net		net		average net		period	turnover
Period ended	of period ($)	(loss) ($)		ments ($)	ations ($)	income ($)	gain ($)	paid-in ($)	butions ($)	period ($)	(%)		assets (%)		assets (%)		assets (%)		(in millions)	(%)

Short Term Government Income Trust

SERIES NAV
06-30-2009[1,4]	12.50	0.04	[5]	0.07	0.11	—	—	—	—	12.61	0.88	[2]	0.94	[3]	0.94	[3]	0.73	[3]	14	113	[6]

1.  Unaudited. 2. Not annualized. 3. Annualized. 4. Series NAV shares began operations on 1-2-09. 5. Based on the average of the shares outstanding. 6. The Portfolio turnover rates including the effect of “TBA” (to be announced) for the periods ended were as follows: 117% for 6-30-09.

U.S. Government Securities Trust
John Hancock Trust

Financial Highlights

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations				Less distributions							Ratios to average net assets
				Net real-									Ratio		Ratio		Ratio of net
				ized and									of gross		of net		investment		Net
	Net asset	Net		unrealized	Total from					Net asset			expenses		expenses		income		assets,
	value,	investment		gain (loss)	investment	From net	From net	From	Total	value,	Total		to average		to average		(loss) to		end of	Portfolio
	beginning	income		on invest-	oper-	investment	realized	capital	distri-	end of	return		net		net		average net		period	turnover
Period ended	of period ($)	(loss) ($)		ments ($)	ations ($)	income ($)	gain ($)	paid-in ($)	butions ($)	period ($)	(%)		assets (%)		assets (%)		assets (%)		(in millions)	(%)

U.S. Government Securities Trust

SERIES I
06-30-2009[1]	12.17	0.12	[2]	0.21	0.33	(0.06)	(0.31)	—	(0.37)	12.13	2.74	[3,4]	0.74	[5]	0.74	[5]	2.04	[5]	131	18	[8]
12-31-2008	12.83	0.37	[2]	(0.55)	(0.18)	(0.48)	—	—	(0.48)	12.17	(1.41)[3,6]		0.75	[7]	0.74		2.95		140	44	[8]
12-31-2007	13.53	0.59	[2]	(0.17)	0.42	(1.12)	—	—	(1.12)	12.83	3.15	[3,6]	0.73	[7]	0.73		4.47		163	108	[8]
12-31-2006	13.64	0.56	[2]	0.01	0.57	(0.68)	—	—	(0.68)	13.53	4.39	[3,6]	0.75	[7]	0.75		4.20		181	57
12-31-2005	13.93	0.37	[2]	(0.16)	0.21	(0.24)	(0.26)	—	(0.50)	13.64	1.58	[3]	0.74		0.74		2.74		218	26
12-31-2004	14.01	0.24	[2]	0.15	0.39	(0.28)	(0.19)	—	(0.47)	13.93	2.89	[3]	0.74		0.74		1.76		471	77

SERIES II
06-30-2009[1]	12.18	0.11	[2]	0.22	0.33	(0.06)	(0.31)	—	(0.37)	12.14	2.70	[3,4]	0.94	[5]	0.94	[5]	1.85	[5]	94	18	[8]
12-31-2008	12.84	0.34	[2]	(0.55)	(0.21)	(0.45)	—	—	(0.45)	12.18	(1.64)[3,6]		0.95	[7]	0.94		2.69		93	44	[8]
12-31-2007	13.52	0.57	[2]	(0.18)	0.39	(1.07)	—	—	(1.07)	12.84	2.93	[3,6]	0.93	[7]	0.93		4.26		81	108	[8]
12-31-2006	13.63	0.53	[2]	0.01	0.54	(0.65)	—	—	(0.65)	13.52	4.19	[3,6]	0.95	[7]	0.95		4.00		85	57
12-31-2005	13.88	0.35	[2]	(0.15)	0.20	(0.19)	(0.26)	—	(0.45)	13.63	1.45	[3]	0.94		0.94		2.53		103	26
12-31-2004	13.97	0.21	[2]	0.15	0.36	(0.26)	(0.19)	—	(0.45)	13.88	2.70	[3]	0.94		0.94		1.56		264	77

SERIES NAV
06-30-2009[1]	12.12	0.13	[2]	0.21	0.34	(0.06)	(0.31)	—	(0.37)	12.09	2.84	[3,4]	0.69	[5]	0.69	[5]	2.09	[5]	104	18	[8]
12-31-2008	12.79	0.38	[2]	(0.56)	(0.18)	(0.49)	—	—	(0.49)	12.12	(1.44)[3,6]		0.70	[7]	0.69		3.00		91	44	[8]
12-31-2007	13.49	0.60	[2]	(0.17)	0.43	(1.13)	—	—	(1.13)	12.79	3.25	[3,6]	0.68	[7]	0.68		4.50		102	108	[8]
12-31-2006	13.61	0.57	[2]	— [9,10]	0.57	(0.69)	—	—	(0.69)	13.49	4.39	[3,6]	0.70	[7]	0.70		4.29		116	57
12-31-2005[11]	13.90	0.33	[2]	(0.08)	0.25	(0.28)	(0.26)	—	(0.54)	13.61	1.82	[3,4]	0.67	[5]	0.67	[5]	2.90	[5]	96	26

1. Unaudited. 2. Based on the average of the shares outstanding. 3. Assumes dividend reinvestment. 4. Not annualized. 5. Annualized. 6. Total returns would have been lower had certain expenses not been reduced during the periods shown. 7. Does not take into consideration expense reductions during the periods shown. 8. The Portfolio turnover rates, including the effect of “TBA” (to be announced) securities for the periods ended, were as follows: 211% for 6-30-09, 520% for 12-31-08 and 775% for 12-31-07. 9. Less than $0.01 per share. 10. The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund. 11. Series NAV shares began operations on 2-28-05.

JOHN HANCOCK TRUST
P.O. BOX 9112
FARMINGDALE, NY 11735

	VOTE BY PHONE		VOTE ON THE INTERNET		VOTE BY MAIL

-	Read the Proxy Statement/Prospectus and have this card at hand	-	Read the Proxy Statement/Prospectus and have this card at hand	-	Read the Proxy Statement/Prospectus and have this card at hand

-	Call toll-free 1-888-221-0697	-	Log on to www.proxyweb.com	-	Check the appropriate boxes on reverse

-	Follow the recorded instructions	-	Follow the on-screen instructions	-	Sign and date Voting instructions

-	Do not return this paper ballot	-	Do not return this paper ballot	-	Return promptly in the enclosed envelope
999 999 999 999 99 (ARROW)
JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
VOTING INSTRUCTIONS FORM
FUND NAME PRINTS HERE
INSURANCE COMPANY NAME PRINTS HERE
The undersigned hereby instructs John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York to vote all shares of John Hancock Trust, attributable to his or her variable annuity or variable life contract at the Special Meeting of Shareholders to be held at 601 Congress Street, Boston, Massachusetts 02210 at 10:00 a.m., Eastern Time, April 16, 2010, and any adjournments thereof, as indicated below and in their discretion upon such other matters as may properly come before the Meeting.
Voting pursuant to these instructions will be as specified. If no specification is made as to an item, voting will be for such item. This voting instructions form is provided for the shares of the above referenced fund attributable to your contract values as of February 19, 2010. Please sign, date, and return the voting instructions form in the enclosed postage-paid envelope.
VOTING INSTRUCTIONS MUST BE RECEIVED BY APRIL 15, 2010 TO BE VOTED AT THE MEETING TO BE HELD ON APRIL 16, 2010.
THESE VOTING INSTRUCTIONS ARE SOLICITED BY JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) AND JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK IN CONNECTION WITH THE SOLICITATION OF PROXIES BY THE BOARD OF TRUSTEES OF JOHN HANCOCK TRUST.

(ARROW)

Date:	,	2009

PLEASE SIGN IN BOX BELOW:

Signature(s), Title(s), if applicable

If a contract is held jointly, each contract owner should sign. If only one signs his or her signature will be binding. If the contract owner is a corporation, the President or a Vice President should sign in his or her own name, indicating title. If the contract owner is a partnership, a partner should sign his or her own name, indicating that he or she is a “Partner.” If the contract owner is a trust, the trustee should sign in his or her own name, indicating that he or she is a “Trustee.”

(ARROW)	PLEASE FILL IN BOX AS SHOWN USING BLACK OR BLUE INK OR ☑ (ARROW) NUMBER 2 PENCIL. PLEASE DO NOT USE FINE POINT PENS.
These voting instructions, if properly executed, will be voted in the manner directed by the contract owner. IF NO DIRECTION IS MADE, THESE VOTING INSTRUCTIONS WILL BE VOTED “FOR” THE PROPOSAL. Please refer to the Proxy Statement/Prospectus for a discussion of the proposal.

		FOR	AGAINST	ABSTAIN

Proposal 1	Approval of Agreement and Plan of Reorganization providing for the combination of the All Cap Growth Trust into the Capital Appreciation Trust.	☐	☐	☐
(Only shareholders of the All Cap Growth Trust will vote on Proposal 1)

Proposal 2	Approval of Agreement and Plan of Reorganization providing for the combination of the Overseas Equity Trust into the International Value Trust.	☐	☐	☐
(Only shareholders of the Overseas Equity Trust will vote on Proposal 2)

Proposal 3	Approval of Agreement and Plan of Reorganization providing for the combination of the Pacific Rim Trust into the International Equity Index Trust.	☐	☐	☐
(Only shareholders of the Pacific Rim Trust will vote on Proposal 3)

Proposal 4	Approval of Agreement and Plan of Reorganization providing for the combination of the Short Term Bond Trust into the Short Term Government Income Trust	☐	☐	☐
(Only shareholders of the Short Term Bond Trust will vote on Proposal 4)

Proposal 5	Approval of Agreement and Plan of Reorganization providing for the combination of the U.S. Government Securities Trust into the Short Term Government Income Trust.	☐	☐	☐
(Only shareholders of the U.S. Government Securities Trust will vote on Proposal 5)
PLEASE SIGN AND DATE ON THE REVERSE SIDE.

JOHN HANCOCK TRUST
601 Congress Street
Boston, Massachusetts 02210-2805
STATEMENT OF ADDITIONAL INFORMATION
Dated: February 26, 2010
          This Statement of Additional Information is available to the shareholders of each of the series or funds of John Hancock Trust (“JHT”) listed below as an “Acquired Fund” in connection with the proposed reorganization providing for the combination of each Acquired Fund into the corresponding JHT fund listed below as an “Acquiring Fund” (the “Reorganization”):

Acquired Funds		Corresponding Acquiring Funds
All Cap Growth Trust	—	Capital Appreciation Trust
Overseas Equity Trust	—	International Value Trust
Pacific Rim Trust	—	International Equity Index Trust A
Short Term Bond Trust	—	Short Term Government Income Trust
U.S. Government Securities Trust	—	Short Term Government Income Trust
          This Statement of Additional Information is not a prospectus but should be read in conjunction with JHT’s Proxy Statement/Prospectus dated February 26, 2010 for the Special Meeting of Shareholders of the Acquired Funds to be held on April 16, 2010. The Proxy Statement/Prospectus, which describes the Reorganization, may be obtained without charge by writing to JHT at the address above or by calling the following toll free telephone number: (800) 344-1029.

1.	Statement of Additional Information of JHT dated May 1, 2009 (including Supplements dated June 29, 2009, August 4, 200, and January 4, 2010).

2.	Audited Financial Statements of JHT for the fiscal year ended December 31, 2008, relating to the Acquired Funds and the Acquiring Funds.

3.	Unaudited Financial Statements of JHT for the six-month period ended June 30, 2009, relating to the Acquired Funds and the Acquiring Funds.

4.	Pro Forma Financial Information for the combination of each Acquired Fund into its corresponding Acquiring Fund.
INFORMATION INCORPORATED BY REFERENCE
          This Statement of Additional Information incorporates by reference the following documents (or designated portions thereof) as filed with the Securities and Exchange Commission (“SEC”) (File Nos. 2-94157; 811-4146):
1.	The Statement of Additional Information of JHT dated May 1, 2009 and Supplements thereto dated June 29, 2009, August 4, 2009, August 21, 2009 and January 4, 2010 are incorporated by reference to the filings thereof with the SEC pursuant to Rule 485 or Rule 497 under the Securities Act of 1933 on, respectively, May 5, 2009, June 29, 2009, August 4, 2009, August 21, 2009 and January 4, 2010.

2.	The Audited Financial Statements of JHT for the fiscal year ended December 31, 2008, relating to the Acquired Funds and the Acquiring Funds, including the report thereon of PricewaterhouseCoopers LLP, independent registered public accounting firm, are incorporated by reference to JHT’s Annual Report to Shareholders dated December 31, 2008 filed with the SEC on Form N-CSR on March 10, 2009, insofar as such financial statements and report relate to the Acquired Funds and the Acquiring Funds.

3.	The Unaudited Financial Statements of JHT for the six-month period ended June 30, 2009, relating to the Acquired Funds and the Acquiring Funds, are incorporated by reference to JHT’s Semi-Annual Report to Shareholders dated June 30, 2009 filed with the SEC on Form N-CSR on September 4, 2009, insofar as such financial statements relate to the Acquired Funds and the Acquiring Funds.
PRO FORMA FINANCIAL INFORMATION
Combination of All Cap Growth Trust into Capital Appreciation Trust
          The unaudited pro forma information provided herein should be read in conjunction with the annual report and semi-annual report of John Hancock Trust All Cap Growth Trust and John Hancock Trust Capital Appreciation Trust dated December 31, 2008 and June 30, 2009, respectively, all of which are on file with the SEC and are available at no charge.
          The unaudited pro forma information set forth below for the period ended June 30, 2009 is intended to present ratios and supplemental data as if the merger of the John Hancock Trust All Cap Growth Trust, or Acquired Fund, into the John Hancock Trust Capital Appreciation Trust, or Acquiring Fund, (collectively, the “Funds”) had been consummated at June 30, 2008. The merger is intended to consolidate the Acquired Fund with a similar fund advised by John Hancock Investment Management Services, LLC (“JHIMS”). Both the Acquired Fund and the Acquiring Fund are sub-advised by Jennison Associates, LLC.
          The Funds have the same administrator, fund recordkeeping services agent, investment managers, fund accounting agents and custodians. Each of such service providers has entered into an agreement with the Trust which governs the provision of services to the Funds. Such agreements contain the same terms. Both funds Investment Management fees are as follows; 0.850% of the first $300 million of net assets; 0.800% of the next $200 million of net assets; 0.700% of the next $500 million; and 0.670% of the excess over $1 billion.
          As of June 30, 2009, the net assets of: (i) the Acquired Fund were $99,087,149 and (ii) the Acquiring Fund were $806,322,041. The net assets of the combined fund as of June 30, 2009 would have been $905,336,002, reflecting a reduction of $73,188 due to estimated reorganization costs.
          On a pro forma basis for the year ended June 30, 2009, the proposed reorganization would result in a $251,330 decrease in the management fees charged, and a decrease in other operating expenses (including custody fees and audit fees) of $110,460 on a pro forma basis for the year ended June 30, 2009, resulting in a less than $0.01 per share expense decrease.
          No significant accounting policies will change as a result of the proposed reorganization, specifically, policies regarding valuation, Subchapter M compliance.
          Securities held by the Acquired Fund may have to be sold in connection with the merger for the purpose of complying with the investment policies or limitations of the Acquiring Fund.
          The merger is expected to be tax free for federal income tax purposes. This means that no gain or loss will be recognized by the Acquired Fund or their shareholders as a result of the merger. The aggregate tax basis of the Acquiring Fund shares received by the shareholders of the Acquired Fund will be the same as the aggregate tax basis the shareholders of the Acquired Fund held in their shares of the Acquired Fund immediately before the merger.
          At June 30, 2009, the All Cap Growth Trust and the Capital Appreciation Trust had total capital loss carryforwards of $114,182,032 and $240,790,792, respectively; the availability of which to offset future capital gains, if any, in the Acquiring Fund may be limited.
          The estimated reorganization costs of $73,188 incurred in connection with entering into and carrying out the provisions of the Agreement and Plan of Reorganization will be borne by the Acquired Fund. If the Reorganization is not consummated, the expenses of the Reorganization as to that Fund will be paid by JHIMS.

2

Combination of Overseas Equity Trust into International Value Trust
          The unaudited pro forma information provided herein should be read in conjunction with the annual report and semi-annual report of John Hancock Trust Overseas Equity Trust and John Hancock Trust International Value Trust dated December 31, 2008 and June 30, 2009, respectively, all of which are on file with the SEC and are available at no charge.
          The unaudited pro forma information set forth below for the period ended June 30, 2009 is intended to present ratios and supplemental data as if the merger of the John Hancock Trust Overseas Equity Trust, or Acquired Fund, into the John Hancock Trust International Value Trust, or Acquiring Fund, (collectively, the “Funds”) had been consummated at June 30, 2008. The merger is intended to consolidate the Acquired Fund with a similar fund advised by John Hancock Investment Management Services, LLC (“JHIMS”). Both the Acquired Fund and the Acquiring Fund are sub-advised by Templeton Investment Counsel, LLC and sub sub-advised by Templeton Global Advisors, Limited.
          The Funds have the same administrator, fund recordkeeping services agent, investment managers, fund accounting agents and custodians. Each of such service providers has entered into an agreement with the Trust which governs the provision of services to the Funds. Such agreements contain the same terms. Both funds Investment Management fees are as follows; 0.950% of the first $200 million of net assets; 0.850% of the next $300 million of net assets; and 0.800% of the excess over $500 million.
          As of June 30, 2009, the net assets of: (i) the Acquired Fund were $139,861,627 and (ii) the Acquiring Fund were $731,913,604. The net assets of the combined fund as of June 30, 2009 would have been $871,703,712, reflecting a reduction of $71,519 due to estimated reorganization costs.
          On a pro forma basis for the year ended June 30, 2009, the proposed reorganization would result in no net change in the management fees charged, and a decrease in other operating expenses (including custody fees and audit fees) of $274,982 on a pro forma basis for the year ended June 30, 2009, resulting in a less than $0.01 per share expense decrease.
          No significant accounting policies will change as a result of the proposed reorganization, specifically, policies regarding valuation, Subchapter M compliance.
          Securities held by the Acquired Fund may have to be sold in connection with the merger for the purpose of complying with the investment policies or limitations of the Acquiring Fund.
          The merger is expected to be tax free for federal income tax purposes. This means that no gain or loss will be recognized by the Acquired Fund or their shareholders as a result of the merger. The aggregate tax basis of the Acquiring Fund shares received by the shareholders of the Acquired Fund will be the same as the aggregate tax basis the shareholders of the Acquired Fund held in their shares of the Acquired Fund immediately before the merger.
          At June 30, 2009, the Overseas Equity Trust and the International Value Trust had total capital loss carryforwards of $72,535,654 and $0, respectively; the availability of which to offset future capital gains, if any, in the Acquiring Fund may be limited.
          The estimated reorganization costs of $71,519 incurred in connection with entering into and carrying out the provisions of the Agreement and Plan of Reorganization will be borne by the Acquired Fund. If the Reorganization is not consummated, the expenses of the Reorganization as to that Fund will be paid by JHIMS.
Combination of Pacific Rim Trust into International Equity Index Trust A
          The unaudited pro forma information provided herein should be read in conjunction with the annual report and semi-annual report of John Hancock Trust Pacific Rim Trust and John Hancock Trust International Equity Index

3

Trust A dated December 31, 2008 and June 30, 2009, respectively, all of which are on file with the SEC and are available at no charge.
          The unaudited pro forma information set forth below for the period ended June 30, 2009 is intended to present ratios and supplemental data as if the merger of the John Hancock Trust Pacific Rim Trust, or Acquired Fund, into the John Hancock Trust International Equity Index Trust A, or Acquiring Fund, (collectively, the “Funds”) had been consummated at June 30, 2008. The merger is intended to consolidate the Acquired Fund with a similar fund advised by John Hancock Investment Management Services, LLC (“JHIMS”). The Acquired Fund is sub-advised by MFC Global Investment Management (U.S.A.) Limited. The Acquiring Fund is sub-advised by SSgA Funds Management, Inc.
          The Funds have the same administrator, fund recordkeeping services agent, investment managers, fund accounting agents and custodians. Each of such service providers has entered into an agreement with the Trust which governs the provision of services to the Funds. Such agreements contain the same terms with respect to each Fund except that the Acquired Fund’s Investment Management fees are as follows; 0.800% of the first $500 million of net assets; and 0.700% of the excess over $500 million. The Acquiring Fund Investment Management fees are as follows; 0.550% of the first $100 million of net assets; and 0.530% of the excess over $100 million.
          As of June 30, 2009, the net assets of: (i) the Acquired Fund were $89,051,963 and (ii) the Acquiring Fund were $608,598,769. The net assets of the combined fund as of June 30, 2009 would have been $697,604,692, reflecting a reduction of $46,040 due to estimated reorganization costs.
          On a pro forma basis for the year ended June 30, 2009, the proposed reorganization would result in a $215,015 decrease in the management fees charged, and a decrease in other operating expenses (including custody fees and audit fees) of $269,335 on a pro forma basis for the year ended June 30, 2009, resulting in a less than $0.01 per share expense decrease.
          No significant accounting policies will change as a result of the proposed reorganization, specifically, policies regarding valuation, Subchapter M compliance.
          Securities held by the Acquired Fund may have to be sold in connection with the merger for the purpose of complying with the investment policies or limitations of the Acquiring Fund.
          The merger is not expected to qualify as a tax-free reorganization for federal income tax purposes, the transaction is not expected to be a taxable events for federal income tax purposes for variable annuity or variable life insurance contract owners whose contract values are determined by investment in shares of those Funds. The aggregate tax basis of the Acquiring Fund shares received by the shareholders of the Acquired Funds will be the same as the aggregate tax basis the shareholders of the Acquired Funds held in their shares of the Acquired Funds immediately before the merger.
          At June 30, 2009, the Pacific Rim Trust and the International Equity Index Trust A had total capital loss carryforwards of $11,218,076 and $1,246,857, respectively; the availability of which to offset future capital gains, if any, in the Acquiring Fund may be limited.
          The estimated reorganization costs of $46,040 incurred in connection with entering into and carrying out the provisions of the Agreement and Plan of Reorganization will be borne by the Acquired Fund. If the Reorganization is not consummated, the expenses of the Reorganization as to that Fund will be paid by JHIMS.
Combination of Short Term Bond Trust into Short Term Government Income Trust
          The unaudited pro forma information provided herein should be read in conjunction with the annual report and semi-annual report of John Hancock Trust Short Term Bond Trust and John Hancock Trust Short Term

4

Government Income Trust dated December 31, 2008 and June 30, 2009, respectively, all of which are on file with the SEC and are available at no charge.
          The unaudited pro forma information set forth below for the period ended June 30, 2009 is intended to present ratios and supplemental data as if the merger of the John Hancock Trust Short Term Bond Trust, or Acquired Fund, into the John Hancock Trust Short Term Government Income Trust, or Acquiring Fund, (collectively, the “Funds”) had been consummated at June 30, 2008. The merger is intended to consolidate the Acquired Fund with a similar fund advised by John Hancock Investment Management Services, LLC (“JHIMS”). The Acquired Fund is sub-advised by Declaration Management & Research LLC. The Acquiring Fund is sub-advised by MFC Global Investment Management (U.S.A.) Limited.
          The Funds have the same administrator, fund recordkeeping services agent, investment managers, fund accounting agents and custodians. Each of such service providers has entered into an agreement with the Trust which governs the provision of services to the Funds. Such agreements contain the same terms with respect to each Fund except that the Acquired Fund’s Investment Management fees are as follows; 0.600% of the first $100 million of net assets; 0.575% of the next $150 million; and 0.550% of the excess over $250 million. The Acquiring Fund Investment Management fees are as follows; 0.570% of the first $250 million of net assets; and 0.550% of the excess over $250 million.
          As of June 30, 2009, the net assets of: (i) the Acquired Fund were $91,947,357 and (ii) the Acquiring Fund were $14,130,384. The net assets of the combined fund as of June 30, 2009 would have been $105,881,331, reflecting a reduction of $44,011 due to estimated reorganization costs.
          On a pro forma basis for the year ended June 30, 2009, the proposed reorganization would result in no movement in the management fees charged, and a decrease in other operating expenses (including custody fees and audit fees) of $49,342 on a pro forma basis for the year ended June 30, 2009, resulting in a $0.01 per share expense decrease.
          No significant accounting policies will change as a result of the proposed reorganization, specifically, policies regarding valuation, Subchapter M compliance.
          Securities held by the Acquired Fund may have to be sold in connection with the merger for the purpose of complying with the investment policies or limitations of the Acquiring Fund.
          The merger is expected to be tax free for federal income tax purposes. This means that no gain or loss will be recognized by the Acquired Fund or their shareholders as a result of the merger. The aggregate tax basis of the Acquiring Fund shares received by the shareholders of the Acquired Fund will be the same as the aggregate tax basis the shareholders of the Acquired Fund held in their shares of the Acquired Fund immediately before the merger.
          At June 30, 2009, the Short Term Bond Trust and the Short Term Government Income Trust had total capital loss carryforwards of $9,842,756 and $0, respectively; the availability of which to offset future capital gains, if any, in the Acquiring Fund may be limited.
          The estimated reorganization costs of $44,011 incurred in connection with entering into and carrying out the provisions of the Agreement and Plan of Reorganization will be borne pro-rata by the Acquired Fund ($21,294) and the Acquiring Fund ($22,717) based upon the net assets of each trust as of October 30, 2009. If the Reorganization is not consummated, the expenses of the Reorganization as to that Fund will be paid by JHIMS.
Combination of U.S. Government Securities Trust into Short Term Government Income Trust
          The unaudited pro forma information provided herein should be read in conjunction with the annual report and semi-annual report of John Hancock Trust U.S. Government Securities Trust and John Hancock Trust Short

5

Term Government Income Trust dated December 31, 2008 and June 30, 2009, respectively, all of which are on file with the SEC and are available at no charge.
          The unaudited pro forma information set forth below for the period ended June 30, 2009 is intended to present ratios and supplemental data as if the merger of the John Hancock Trust U.S. Government Securities Trust, or Acquired Fund, into the John Hancock Trust Short Term Government Income Trust, or Acquiring Fund, (collectively, the “Funds”) had been consummated at June 30, 2008. The merger is intended to consolidate the Acquired Fund with a similar fund advised by John Hancock Investment Management Services, LLC (“JHIMS”). The Acquired Fund is sub-advised by Western Asset Management Company. The Acquiring Fund is sub-advised by MFC Global Investment Management (U.S.A.) Limited.
          The Funds have the same administrator, fund recordkeeping services agent, investment managers, fund accounting agents and custodians. Each of such service providers has entered into an agreement with the Trust which governs the provision of services to the Funds. Such agreements contain the same terms with respect to each Fund except that the Acquired Fund’s Investment Management fees are as follows; 0.620% of the first $500 million of net assets; and 0.550% of the excess over $500 million. The Acquiring Fund Investment Management fees are as follows; 0.570% of the first $250 million of net assets; and 0.550% of the excess over $250 million.
          As of June 30, 2009, the net assets of: (i) the Acquired Fund were $328,856,391 and (ii) the Acquiring Fund were $14,130,384. The net assets of the combined fund as of June 30, 2009 would have been $342,846,263, reflecting a reduction of $140,512 due to estimated reorganization costs.
          On a pro forma basis for the year ended June 30, 2009, the proposed reorganization would result in no movement in the management fees charged, and a decrease in other operating expenses (including custody fees and audit fees) of $90,210 on a pro forma basis for the year ended June 30, 2009, resulting in a less than $0.01 per share expense decrease.
          No significant accounting policies will change as a result of the proposed reorganization, specifically, policies regarding valuation, Subchapter M compliance.
          Securities held by the Acquired Fund may have to be sold in connection with the merger for the purpose of complying with the investment policies or limitations of the Acquiring Fund.
          The merger is expected to be tax free for federal income tax purposes. This means that no gain or loss will be recognized by the Acquired Fund or their shareholders as a result of the merger. The aggregate tax basis of the Acquiring Fund shares received by the shareholders of the Acquired Fund will be the same as the aggregate tax basis the shareholders of the Acquired Fund held in their shares of the Acquired Fund immediately before the merger.
          At June 30, 2009, the U.S. Government Securities Trust and the Short Term Government Income Trust had total capital loss carryforwards of $0 and $0, respectively; the availability of which to offset future capital gains, if any, in the Acquiring Fund may be limited.
          The estimated reorganization costs of $140,512 incurred in connection with entering into and carrying out the provisions of the Agreement and Plan of Reorganization will be borne pro-rata by the Acquired Fund ($106,219) and the Acquiring Fund ($34,295) based upon the net assets of each trust as of October 30, 2009. If the Reorganization is not consummated, the expenses of the Reorganization as to that Fund will be paid by JHIMS.

6

PART C
OTHER INFORMATION
Item 15. Indemnification
     Sections 6.4 and 6.5 of the Agreement and Declaration of Trust of the Registrant provide that the Registrant shall indemnify each of its Trustees and officers against all liabilities, including, but not limited to, amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and against all expenses, including, but not limited to, accountants and counsel fees, reasonably incurred in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Trustee or officer may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, except that indemnification shall not be provided if it shall have been finally adjudicated in a decision on the merits by the court or other body before which the proceeding was brought that such Trustee or officer (i) did not act in good faith in the reasonable belief that his or her action was in the best interests of the Registrant or (ii) is liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person’s office.
     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 16. Exhibits

Exhibit	Description*
Number	* Unless otherwise stated, all filing references are to File No. 2-94157.

1(a)	Agreement and Declaration of Trust dated September 29, 1988 — previously filed as exhibit (1)(a) to post-effective amendment no. 31 filed on April 25, 1996, accession number 0000950135-96-001803.

1(b)	Redesignation of Series of Shares dated March 31, 1989 relating to Convertible Securities Trust — previously filed as exhibit (1)(b) to post-effective amendment no. 31 filed on April 25, 1996, accession number 0000950135-96-001803.

1(c)	Establishment and Designation of Additional Series of Shares of Beneficial Interest dated March 31, 1989 relating to Conservative, Moderate and Aggressive Asset Allocation Trusts — previously filed as exhibit (1)(c) to post-effective amendment no. 31 filed on April 25, 1996, accession number 0000950135-96-001803.

1(d)	Establishment and Designation of Additional Series of Shares of Beneficial Interest dated February 1, 1991 relating to Growth & Income Trust — previously filed as exhibit (1)(d) to post-effective amendment no. 31 filed on April 25, 1996, accession number 0000950135-96-001803.

1(e)	Redesignation of Series of Shares dated April 3, 1991 relating to Bond Trust — previously filed as exhibit (1)(e) to post-effective amendment no. 31 filed on April 25, 1996, accession number 0000950135-96-001803.

1

Exhibit	Description*
Number	* Unless otherwise stated, all filing references are to File No. 2-94157.

1(f)	Redesignation of Series of Shares dated April 17 1991 relating to U.S. Government Bond Trust — previously filed as exhibit (1)(f) to post-effective amendment no. 31 filed on April 25, 1996, accession number 0000950135-96-001803.

1(g)	Establishment and Designation of Additional Series of Shares of Beneficial Interest dated August 7, 1992 relating to Pasadena Growth Trust, Growth Trust, and Strategic Income Trust — previously filed as exhibit (1)(g) to post-effective amendment no. 31 filed on April 25, 1996, accession number 0000950135-96-001803.

1(h)	Redesignation of Series of Shares dated April 4, 1993 relating to Growth Trust and Strategic Income Trust — previously filed as exhibit (1)(h) to post-effective amendment no. 31 filed on April 25, 1996, accession number 0000950135-96-001803.

1(i)	Establishment and Designation of Additional Series of Shares of Beneficial Interest dated December 28, 1994 relating to International Growth and Income Trust — previously filed as exhibit (1)(i) to post-effective amendment no. 31 filed on April 25, 1996, accession number 0000950135-96-001803.

1(j)	Establishment and Designation of Additional Series of Shares of Beneficial Interest dated February 1, 1996 relating to Small/Mid Cap Trust— previously filed as exhibit (1)(j) to post-effective amendment no. 34 filed on October 4, 1996, accession number 0000950133-96-002099.

1(k)	Establishment and Designation of Additional Series of Shares of Beneficial Interest dated February 1, 1996 relating to- International Small Cap Trust — previously filed as exhibit (1)(k) to post-effective amendment no. 34 filed on October 4, 1996, accession number 0000950133-96-002099.

1(l)	Establishment and Designation of Additional Series of Shares of Beneficial Interest dated July 9, 1996 relating to Growth Trust — previously filed as exhibit (1)(l) to post-effective amendment no. 34 filed on October 4, 1996, accession number 0000950133-96-002099.

1(m)	Redesignation of Series of Shares dated October 1, 1996 relating to Pasadena Growth Trust — previously filed as exhibit (1)(m) to post-effective amendment no. 35 filed on December 19, 1996, accession number 0000950135-96-005355.

1(n)	Establishment and Designation of Additional Series of Shares of Beneficial Interest dated December 31, 1996 relating to Value, High Yield, International Stock, Science & Technology, Balanced, Worldwide Growth, Emerging Growth, Pilgrim Baxter Growth, Pacific Rim Emerging Markets, Real Estate Securities, Capital Growth Bond, Equity Index, Quantitative Equity, Lifestyle Conservative 280, Lifestyle Moderate 460, Lifestyle Balanced 640, Lifestyle Growth 820, Lifestyle Aggressive 1000 Trusts previously filed as exhibit (a)(14) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

1(o)	Redesignation of Series of Shares dated December 31, 1996 relating to Value Equity Trust previously filed as exhibit (a)(15) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

1(p)	Establishment and Designation of Additional Series of Shares of Beneficial Interest dated September 30, 1997 relating to Small Company Value Trust — previously filed as exhibit (1)(m) to post-effective amendment no. 39 filed on March 2, 1998, accession number 0000950135-98-001303.

2

Exhibit	Description*
Number	* Unless otherwise stated, all filing references are to File No. 2-94157.

1(q)	Amendment dated October 1, 1997 to the Agreement and Declaration of Trust dated September 29, 1988 relating to Trust name change to Manufacturers Investment Trust — previously filed as exhibit (1)(n) to post-effective amendment no. 39 filed on March 2, 1998, accession number 0000950135-98-001303.

1(r)	Redesignation of Series of Shares dated November 2, 1998 relating to Emerging Growth Trust previously filed as exhibit (a)(18) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

1(s)	Establishment and Designation of Additional Series of Shares of Beneficial Interest dated May 1, 1999 relating to Small Company Blend, U.S. Large Cap Value, Total Return, International Value and Mid Cap Stock Trusts previously filed as exhibit (a)(19) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

1(t)	Redesignation of Series of Shares dated May 1, 1999 relating to Conservative Asset Allocation, Moderate Asset Allocation, Small/Mid Cap, International Growth and Income, Global Government Bond, Pilgrim Baxter Growth, Aggressive Asset Allocation, and Equity Trusts previously filed as exhibit (a)(20) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

1(u)	Termination of Series of Shares dated May 1, 1999 relating to Capital Growth Bond Trust and Worldwide Growth Trust previously filed as exhibit (a)(21) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

1(v)	Establishment and Designation of Additional Series of Shares of Beneficial Interest dated May 1, 2000 relating to Dynamic Growth, Internet Technologies, Tactical Allocation, Mid Cap Index, Small Cap Index, Total Stock Market Index, International Index, and 500 Index Trusts previously filed as exhibit (a)(22) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

1(w)	Redesignation of Series of Shares dated May 1, 2000 relating to Mid Cap Growth Trust previously filed as exhibit (a)(23) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

1(x)	Establishment and Designation of Additional Series of Shares of Beneficial Interest dated October 31, 2000 relating to Capital Appreciation Trust previously filed as exhibit (a)(24) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

1(y)	Establishment and Designation of Additional Series of Shares of Beneficial Interest dated April 30, 2001 relating to Telecommunications, Health Sciences, Mid Cap Growth, Mid Cap Opportunities, Financial Services, All Cap Value, Quantitative Mid Cap, Strategic Growth, Capital Opportunities, Utilities, Mid Cap Value, and Fundamental Value Trusts previously filed as exhibit (a)(25) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

1(z)	Redesignation of Series of Shares dated April 30, 2001 relating to Mid Cap Blend Trust previously filed as exhibit (a)(26) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

1(a)(a)	Establishment and Designation of Additional Series of Shares of Beneficial Interest dated July 16, 2001 relating to Small-Mid Cap Growth, Small-Mid Cap, International Equity Select, Select Growth, Global Equity Select, Core Value and High Grade Bond Trusts previously filed as exhibit (a)(27) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

3

Exhibit	Description*
Number	* Unless otherwise stated, all filing references are to File No. 2-94157.

1(b)(b)	Establishment and Designation of Additional Class of Shares dated January 2, 2002 relating to Class A Shares and Class B Shares of beneficial interest previously filed as exhibit (a)(28) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

1(c)(c)	Redesignation of Class of Shares dated May 1, 2002 relating to Class A Shares and Class B Shares of beneficial interest previously filed as exhibit (a)(29) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

1(d)(d)	Redesignation of Series of Shares dated November 25, 2002 relating to Growth Trust previously filed as exhibit (a)(30) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

1(e)(e)	Establishment and Designation of Additional Series of Shares of Beneficial Interest dated May 1, 2003 relating to American Growth Trust, American International Trust, American Blue Chip Income and Growth Trust, and American Growth-Income Trust previously filed as exhibit (a)(31) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

1(f)(f)	Establishment and Designation of Additional Series of Shares of Beneficial Interest dated May 1, 2003 relating to Natural Resources, Real Return Bond, Mid Cap Core, Large Cap Value, Quantitative All Cap, Emerging Growth, Special Value, and Small Cap Opportunities Trusts previously filed as exhibit (a)(32) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

1(g)(g)	Redesignation of Series of Shares dated May 1, 2003 relating to U.S. Large Cap Value Trust, Capital Opportunities Trust and Tactical Allocation Trust previously filed as exhibit (a)(33) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

1(h)(h)	Termination of Series of Shares dated May 1, 2003 relating to Telecommunications Trust, Internet Technologies Trust, Mid Cap Growth Trust, and Mid Cap Opportunities Trust previously filed as exhibit (a)(34) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

1(i)(i)	Establishment and Designation of Additional Class of Shares dated July 1, 2003 relating to Class III Shares of beneficial interest previously filed as exhibit (a)(35) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

1(j)(j)	Establishment and Designation of Additional Class of Shares dated July 8, 2003 relating to Class I Shares of beneficial interest for American Growth Trust, American International Trust, American Blue Chip Income and Growth Trust, and American Growth-Income Trust previously filed as exhibit (a)(36) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

1(k)(k)	Establishment and Designation of Additional Series of Shares of Beneficial Interest dated July 28, 2003 relating to Great Companies — America — previously filed as exhibit (a)(37) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

1(l)(l)	Establishment and Designation of Additional Series of Shares of Beneficial Interest dated May 1, 2004 relating to Small Company, Core Equity, Classic Value, Quantitative Value, U.S. Global Leaders Growth, and Strategic Income Trusts previously filed as exhibit (a)(38) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

4

Exhibit	Description*
Number	* Unless otherwise stated, all filing references are to File No. 2-94157.

1(m)(m)	Redesignation of Series of Shares dated May 1, 2004 relating to Pacific Rim Emerging Markets Trust and Global Equity Trust previously filed as exhibit (a)(39) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

1(n)(n)	Amendment dated January 1, 2005 to the Agreement and Declaration of Trust dated September 29, 1988 relating to Trust name change to John Hancock Trust previously filed as exhibit (a)(40) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

1(o)(o)	Establishment and Designation of Additional Class of Shares dated January 25, 2005 relating to Class NAV Shares of beneficial interest previously filed as exhibit (a)(41) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

1(p)(p)	Establishment and Designation of Additional Series of Shares of Beneficial Interest dated January 25, 2005 relating to Money Market B, Index 500 B, International Index A, International Index B, Bond Index A, Bond Index B, Growth & Income II, Mid Value, Small Cap Value, Small Cap Growth, Overseas Equity, Active Bond, Short-Term Bond, and Managed Trusts previously filed as exhibit (a)(42) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

1(q)(q)	Amendment dated April 29, 2005 to the Agreement and Declaration of Trust dated September 29, 1988 relating to amending and restating of Article IV, Section 4.1 previously filed as exhibit (a)(43) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

1(r)(r)	Amendment dated April 29, 2005 to the Agreement and Declaration of Trust dated September 29, 1988 relating to amending and restating of Article VII, Section 7.2 previously filed as exhibit (a)(44) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

1(s)(s)	Establishment and Designation of Additional Class of Shares dated April 29, 2005 relating to Class IIIA Shares of beneficial interest previously filed as exhibit (a)(45) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

1(t)(t)	Establishment and Designation of Additional Series of Shares dated April 29, 2005 relating to Small Cap, International Opportunities, Core Bond, U.S. High Yield Bond, and Large Cap Trusts previously filed as exhibit (a)(46) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

1(u)(u)	Termination of Series of Shares dated May 2, 2005 relating to Select Growth, Core Value, Small-Mid Cap, Small-Mid Cap Growth, High, Grade Bond, Global Equity Select, International Equity Select, and Great Companies- America Trusts previously filed as exhibit (a)(47) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

1(v)(v)	Termination of Series of Shares dated May 2, 2005 relating to Strategic Growth, Small Company Blend, Overseas, Equity Index, Diversified Bond, and Aggressive Growth Trusts previously filed as exhibit (a)(48) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

1(w)(w)	Establishment and Designation of Additional Series of Shares of Beneficial Interest dated July 29, 2005 relating to American Bond Trust previously filed as exhibit (a)(49) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

5

Exhibit	Description*
Number	* Unless otherwise stated, all filing references are to File No. 2-94157.

1(x)(x)	Establishment and Designation of Additional Series of Shares of Beneficial Interest dated October 12, 2005 relating to Small Company Growth, Growth Opportunities, Value Opportunities, Vista, Intrinsic Value, Growth, U.S. Multi Sector, International Growth, Spectrum Income, and Value & Restructuring Trusts previously filed as exhibit (a)(50) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

1(y)(y)	Establishment and Designation of Additional Series of Shares of Beneficial Interest dated January 30, 2006 relating to Index Allocation Trust — previously filed as exhibit (a) (43) to post effective amendment no. 72 filed on February 13, 2007, accession number 0000950135-07-000767.

1(z)(z)	Redesignation of Series of Shares dated April 28, 2006 relating to Lifestyle Trusts, Growth & Income Trust, Growth & Income Trust II, and International Stock Trust — previously filed as exhibit (a) (40) to post effective amendment no. 72 filed on February 13, 2007, accession number 0000950135-07-000767.

1(a)(a)(a)	Establishment and Designation of Additional Series of Shares of Beneficial Interest dated April 28, 2006 relating to International Small Company, Real Estate Equity, Mid Cap Value Equity, Global Real Estate, Absolute Return, and High Income Trusts — previously filed as exhibit (a) (42) to post effective amendment no. 72 filed on February 13, 2007, accession number 0000950135-07-000767.

1(b)(b)(b)	Termination of Series of Shares dated May 2, 2006 relating to Large Cap Growth Trust — previously filed as exhibit (a) (41) to post effective amendment no. 72 filed on February 13, 2007, accession number 0000950135-07-000767.

1(c)(c)(c)	Redesignation of Series of Shares dated June 30, 2006 relating to International Index Trust A and International Index Trust B previously filed as exhibit (a)(55) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

1(d)(d)(d)	Termination of Class of Shares dated September 29, 2006 relating to Class III Shares and Class IIIA beneficial interest for Lifestyle Trusts — previously filed as exhibit (a) (45) to post effective amendment no. 72 filed on February 13, 2007, accession number 0000950135-07-000767.

1(e)(e)(e)	Termination of Series of Shares dated December 5, 2006 relating to Mid Cap Core Trust and Strategic Value Trust — previously filed as exhibit (a) (46) to post effective amendment no. 72 filed on February 13, 2007, accession number 0000950135-07-000767.

1(f)(f)(f)	Establishment and Designation of Additional Series of Shares of Beneficial Interest dated April 30, 2007 relating to Small Cap Intrinsic Value, Founding Allocation, Income, Mutual Shares, Mid Cap Intersection, Emerging Markets Value, American Asset Allocation, American Global Growth, American Global Small Capitalization, American High-Income Bond, and American New World Trusts previously filed as exhibit (a)(58) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

1(g)(g)(g)	Termination of Series of Shares dated May 3, 2007 relating to Strategic Opportunities Trust previously filed as exhibit (a)(59) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

1(h)(h)(h)	Establishment and Designation of Additional Series of Shares of Beneficial Interest dated October 25, 2007 relating to American Fundamental Holdings Trust and American Global Diversification Trust previously filed as exhibit (a)(60) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

6

Exhibit	Description*
Number	* Unless otherwise stated, all filing references are to File No. 2-94157.

1(i)(i)(i)	Termination of Series of Shares dated November 21, 2007 relating to Special Value Trust previously filed as exhibit (a)(61) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

1(j)(j)(j)	Establishment and Designation of Additional Series of Shares of Beneficial Interest dated December 14, 2007 relating to Floating Rate Income Trust, Global Asset Allocation Trust and Lifecycle Portfolios previously filed as exhibit (a)(62) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

1(k)(k)(k)	Establishment and Designation of Additional Series of Shares of Beneficial Interest dated April 28, 2008 relating to Disciplined Diversification Trust, Capital Appreciation Value Trust, and Growth Equity Trust previously filed as exhibit (a)(63) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

1(l)(l)(l)	Termination of Series of Shares dated May, 9, 2008 relating to U.S. Global Leaders Growth Trust, Growth & Income Trust, Quantitative Mid Cap Trust, and Dynamic Growth Trust previously filed as exhibit (a)(64) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

1(m)(m)(m)	Establishment and Designation of Additional Series of Shares of Beneficial Interest dated July 9, 2008 relating to American Diversified Growth & Income Trust previously filed as exhibit (a)(65) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

1(n)(n)(n)	Redesignation of Series of Shares dated July 9, 2008 relating to Quantitative Value Trust, Global Asset Allocation Trust, and Quantitative All Cap Trust previously filed as exhibit (a)(66) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

1(o)(o)(o)	Establishment and Designation of Additional Series of Shares of Beneficial Interest September 26, 2008 relating to BlackRock Global Allocation Trust, Alpha Opportunities Trust, and Smaller Company Growth Trust dated previously filed as exhibit (a)(67) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

2(a)	Revised By-laws of the Trust dated June 30, 2006 previously filed as exhibit (b)(2) to post effective amendment no. 72 filed on February 13, 2007, accession number 0000950135-07-000767.

2(b)	Amendment dated December 13, 2006 to the By-laws of the Trust, dated June 30, 2006 previously filed as exhibit (b)(3) to post effective amendment no. 72 filed on February 13, 2007, accession number 0000950135-07-000767.

3	Not Applicable.

4	Form of Agreement and Plan of Reorganization (filed herewith as Appendix A to the Proxy Statement/Prospectus).

5	Included in Exhibits 1 and 2 hereto.

6(a)	Amended and Restated Advisory Agreement dated September 26, 2008 between John Hancock Trust and John Hancock Investment Management Services, LLC previously filed as exhibit (d)(1) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

7

Exhibit	Description*
Number	* Unless otherwise stated, all filing references are to File No. 2-94157.

6(a)(1)	Chief Compliance Officer Services Agreement between the CCO, John Hancock Trust, and John Hancock Investment Management Services, LLC dated October 10, 2008 previously filed as exhibit (d)(1)(A) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

6(b)	Subadvisory Agreement dated April 29, 2005 relating to Active Bond Trust, Bond Index Trust A, Bond Index Trust B, Managed Trust, and Short-Term Bond Trust, between the Adviser and Declaration Management & Research LLC previously filed as exhibit (d)(7) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

6(b)(1)	Amendment dated October 17, 2005 to Subadvisory Agreement dated April 29, 2005 relating to Active Bond Trust, Bond Index Trust A, Bond Index Trust B, Managed Trust, and Short-Term Bond Trust, between the Adviser and Declaration Management & Research LLC previously filed as exhibit (d)(7)(A) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

6(b)(2)	Amendment dated January 3, 2006 to Subadvisory Agreement dated April 29, 2005 relating to Active Bond Trust, Bond Index Trust A, Bond Index Trust B, Managed Trust, and Short-Term Bond Trust, between the Adviser and Declaration Management & Research LLC previously filed as exhibit (d)(7)(B) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

6(c)	Subadvisory Agreement dated November 1, 2000 relating to Capital Appreciation Trust, between the Adviser and Jennison Associates LLC previously filed as exhibit (d)(16) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

6(c)(1)	Amendment dated October 17, 2005 to Subadvisory Agreement dated November 1, 2001 relating to Capital Appreciation Trust, between the Adviser and Jennison Associates LLC previously filed as exhibit (d)(16)(A) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

6(c)(2)	Amendment dated April 28, 2006 to Subadvisory Agreement dated November 1, 2001 relating to Capital Appreciation Trust, between the Adviser and Jennison Associates LLC — previously filed as exhibit (d)(60) to post effective amendment no. 72 filed on February 13, 2007, accession number 0000950135-07-000767.

6(c)(3)	Amendment dated January 15, 2010 to Subadvisory Agreement dated November 1, 2001 relating to All Cap Growth Trust, between the Adviser and Jennison Associates LLC — filed herewith.

6(d)	Subadvisory Agreement dated April 28, 2006 relating to Emerging Growth Trust and High Income Trust, between the Adviser and MFC Global Investment Management (U.S.), LLC (formerly Sovereign Asset Management, LLC) — previously filed as exhibit (d)(67) to post effective amendment no. 72 filed on February 13, 2007, accession number 0000950135-07-000767.

6(d)(1)	Amendment dated December 29, 2008 to Subadvisory Agreement dated April 28, 2006 relating to Short Term Government Income Trust between the Adviser and MFC Global Investment Management (U.S.), LLC previously filed as exhibit (d)(19)(B) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

6(e)	Subadvisory Agreement dated May 1, 2003 between the Adviser and MFC Global Investment Management (U.S.A.) Limited previously filed as exhibit (d)(20) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

8

Exhibit	Description*
Number	* Unless otherwise stated, all filing references are to File No. 2-94157.

6(f)	Subadvisory Agreement dated April 29, 2005 relating to International Equity Index Trust A and International Equity Index Trust B, between the Adviser and SSgA Funds Management, Inc. previously filed as exhibit (d)(28) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

6(f)(1)	Amendment dated October 10, 2005 to Subadvisory Agreement dated April 29, 2005 relating to International Equity Index Trust A and International Equity Index Trust B, between the Adviser and SSgA Funds Management, Inc. previously filed as exhibit (d)(28)(A) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

6(g)	Subadvisory Agreement dated December 8, 2003 relating to Global Equity Trust, between the Adviser and Templeton Global Advisors, Limited previously filed as exhibit (d)(30) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

6(g)(1)	Amendment dated April 29, 2005 to Subadvisory Agreement dated December 8, 2003 relating to Global Equity Trust, between the Adviser and Templeton Global Advisors, Limited previously filed as exhibit (d)(30)(A) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

6(g)(2)	Amendment dated October 17, 2005 to Subadvisory Agreement dated December 8, 2003 relating to Global Equity Trust, between the Adviser and Templeton Global Advisors, Limited previously filed as exhibit (d)(30)(B) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

6(h)	Subadvisory Agreement dated February 1, 1999 relating to International Value Trust, between the Adviser and Templeton Investment Counsel, Inc. previously filed as exhibit (d)(31) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

6(h)(1)	Amendment dated May 1, 2003 to Subadvisory Agreement dated February 2, 1999 relating to International Value Trust, between the Adviser and Templeton Investment Counsel, Inc. previously filed as exhibit (d)(31)(A) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

6(h)(2)	Amendment dated December 8, 2003 to Subadvisory Agreement dated February 2, 1999 relating to International Small Cap Trust, between the Adviser and Templeton Investment Counsel, Inc. previously filed as exhibit (d)(31)(B) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

6(h)(3)	Amendment dated April 29, 2005 to Subadvisory Agreement dated February 2, 1999 relating to International Value Trust, between the Adviser and Templeton Investment Counsel, Inc. previously filed as exhibit (d)(31)(C) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

6(h)(4)	Amendment dated October 17, 2005 to Subadvisory Agreement dated February 2, 1999 relating to International Small Cap Trust and International Value Trust, between the Adviser and Templeton Investment Counsel, Inc. previously filed as exhibit (d)(31)(D) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

6(h)(5)	Sub-Subadvisory Agreement dated January 15, 2010, relating to the Overseas Equity Trust, between Templeton Investment Counsel, LLC. and Templeton Global Advisors, Limited—Filed herewith.

9

Exhibit	Description*
Number	* Unless otherwise stated, all filing references are to File No. 2-94157.

6(h)(6)	Amendment dated January 15, 2010 to Subadvisory Agreement dated February 2, 1999 relating to Overseas Equity Trust and International Value Trust, between the Adviser and Templeton Investment Counsel, LLC—Filed herewith .

6(i)	Subadvisory Agreement dated April 28, 2006 relating to High Yield Trust, Strategic Bond Trust and U.S. Government Securities Trust, between the Adviser and Western Asset Management Company — previously filed as exhibit (d)(49) to post effective amendment no. 72 filed on February 13, 2007, accession number 0000950135-07-000767.

6(i)(1)	Sub-Subadvisory Agreement dated April 28, 2006 relating to High Yield Trust and Strategic Bond Trust, between Western Asset Management Company and Western Asset Management Company Limited — previously filed as exhibit (d) (50) to post effective amendment no. 72 filed on February 13, 2007, accession number 0000950135-07-000767.

6(i)(2)	Amendment dated December 26, 2007 to Subadvisory Agreement dated April 28, 2006 relating to Floating Rate Income Trust, between the Adviser and Western Asset Management Company — previously filed as exhibit (d)(80) to post effective amendment no. 78 on February 13, 2008 accession number 0000950135-08-000895.

6(i)(3)	Amendment dated October 1, 2008 to Subadvisory Agreement dated April 28, 2006 relating to Floating Rate Income Trust (WA Portfolio #3073), between the Adviser and Western Asset Management Company previously filed as exhibit (d)(35)(C) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

7(a)	Distribution Agreement dated January 1, 2002 as amended June 26, 2003 previously filed as exhibit (d)(1)(B) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

7(b)	Amendment dated September 28, 2004 to Distribution Agreement dated January 1, 2002 as amended June 26, 2003 previously filed as exhibit (e)(2) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

8	Not Applicable

9	Custodian Agreement dated September 26, 2008 between the Trust and State Street Bank and Trust Company previously filed as exhibit (g) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

10(a)	Series I Shares Rule 12b-1 Plan (formerly Class A Shares) dated September 21, 2001, as amended April 4, 2002, June 26, 2003, April 1, 2004, December 13, 2004, June 23, 2005, September 23, 2005, December 13, 2005, March 30, 2006, March 23, 2007, September 28, 2007, and June 27, 2008 previously filed as exhibit (m) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

10(a)(1)	Series II Shares Rule 12b-1 Plan (formerly Class B Shares) dated September 21, 2001, as amended April 4, 2002, June 26, 2003, April 1, 2004, December 13, 2004, June 23, 2005, September 23, 2005, December 13, 2005, March 30, 2006, March 23, 2007, September 28, 2007, and June 27, 2008 previously filed as exhibit (m)(1) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

10(b)	Rule 18f-3 Plan dated September 21, 2001, as amended April 4, 2002, June 26, 2003, December 13, 2004, June 23, 2005, December 13, 2005, March 30, 2006, March 23, 2007, September 28, 2007, and March 25, 2008. previously filed as exhibit (n) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

11	Opinion and Consent of Betsy Anne Seel, Esq., regarding legality of issuance of shares and other matters — Filed herewith.

10

Exhibit	Description*
Number	* Unless otherwise stated, all filing references are to File No. 2-94157.

12	Forms of Opinion(s) of Dykema Gossett PLLC on tax matters- Filed herewith.

13	Not Applicable.

14(a)	Consent of PricewaterhouseCoopers LLP — Filed herewith.

14(b)	Consent of Dykema Gossett PLLC — Filed herewith.

14(c)	Consent of Betsy Anne Seel — Included in Exhibit 11.

15	Not Applicable

16	Powers of Attorney for all Trustees — Filed herewith.

17(a)	The Statement of Additional Information of JHT dated May 1, 2009 and Supplements thereto dated June 29, 2009, August 4, 2009, August 21, 2009 and January 4, 2010 are incorporated by reference to the filings thereof with the SEC pursuant to Rule 485 or Rule 497 under the Securities Act of 1933 on, respectively, May 5, 2009, June 29, 2009, August 4, 2009 and August 21, 2009 and January 4, 2010.

17(b)(1)	Annual Report of John Hancock Trust dated December 31, 2008 — previously filed on Form N-CSR on March 10, 2009.

17(b)(2)	Semi-Annual Report of John Hancock Trust dated June 30, 2009 — previously filed on Form N-CSR on September 4, 2009.

17(c)	Prospectus of John Hancock Trust dated May 1, 2009 — previously filed on May 5, 2009 as supplemented.

11

Item 17. Undertakings
     (a) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.
     (b) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

12

Signatures
     Pursuant to the requirements of the Securities Act of 1933, the Registrant, John Hancock Trust, has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 15th day of January 2010.

JOHN HANCOCK TRUST (Registrant)
By:	/s/ Hugh McHaffie
Hugh McHaffie
President

Attest:
/s/ Betsy Anne Seel
Betsy Anne Seel, Assistant Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.

/s/ Hugh McHaffie Hugh McHaffie	President (Chief Executive Officer)	** (Date)

/s/ Charles Rizzo Charles Rizzo	Chief Financial Officer (Principal Financial Officer and Principal Accounting Officer)	** (Date)

/s/ Charles L. Bardelis*	Trustee	**

Charles L. Bardelis		(Date)

/s/ James R. Boyle*	Trustee	**

James R. Boyle		(Date)

/s/ Peter S. Burgess*	Trustee	**

Peter S. Burgess		(Date)

/s/ Elizabeth G. Cook*	Trustee	**

Elizabeth G. Cook		(Date)

/s/ Grace K. Fey*	Trustee	**

Grace K. Fay		(Date)

/s/ Theron Steeley Hoffman*	Trustee	**

Theron Steeley Hoffman		(Date)

/s/ Hassell H. McClellan*	Trustee	**

Hassell H. McClellan		(Date)

/s/ James. M. Oates*	Trustee and Chairman	**

James M. Oates		(Date)

/s/ Steven M. Roberts*	Trustee	**

Steven M. Roberts		(Date)

* By: /s/ Betsy Anne Seel
Betsy Anne Seel, Attorney-in-Fact
Pursuant to Powers of Attorney Filed
herewith, January 15, 2010

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JOHN HANCOCK TRUST
Index To Exhibits

Exhibit
Number	Description of Exhibit

4	Form of Agreement and Plan of Reorganization (filed herewith as Appendix A to the Proxy Statement/Prospectus).

6(b)(3)	Amendment dated January 15, 2010 to Subadvisory Agreement dated November 1, 2001 relating to All Cap Growth Trust, between the Adviser and Jennison Associates LLC.

6(h)(5)	Sub-Subadvisory Agreement dated January 15, 2010, relating to the Overseas Equity Trust, between Templeton Investment Counsel, LLC. and Templeton Global Advisors, Limited—Filed herewith.

6(h)(6)	Amendment dated January 15, 2010 to Subadvisory Agreement dated February 2, 1999 relating to Overseas Equity Trust and International Value Trust, between the Adviser and Templeton Investment Counsel, LLC.

11	Opinion and Consent of Betsy Anne Seel, Esq., regarding legality of issuance of shares and other matters.

12	Forms of Opinion(s) of Dykema Gossett PLLC on tax matters.

14(a)	Consent of PricewaterhouseCoopers LLP

14(b)	Consent of Dykema Gossett PLLC.

16	Powers of Attorney for all Trustees.

14